THE TATTERSALL
                                   BOND FUNDS

                                 No-Load Funds

                              Service Group Shares

                                   PROSPECTUS
                                 AUGUST 1, 1998

                                    REVISED
                               DECEMBER 31, 1998


                               Investment Advisor
                        Tattersall Advisory Group, Inc.
                               Richmond, Virginia

                                                                      PROSPECTUS
                                                                  August 1, 1998
                                                       Revised December 31, 1998

                           THE TATTERSALL BOND FUNDS

                              SERVICE GROUP SHARES

                                 No-Load Funds
================================================================================
The investment objective of The Tattersall Bond Fund (the "Bond Fund") is to maximize total return, consisting of current income and capital appreciation (both realized and unrealized), consistent with the preservation of capital through active management of investment grade fixed income securities.

The investment objective of The Tattersall Short Term Bond Fund (the "Short Term Fund") is identical to that of the Bond Fund, with the distinction that the Short Term Fund intends to achieve this objective by investing in a portfolio of investment grade fixed income securities having a shorter average duration.

The Tattersall Bond Fund and The Tattersall Short Term Bond Fund are designed primarily for institutional investors who wish to take advantage of the professional investment management expertise of Tattersall Advisory Group, Inc., which serves as investment advisor to the Funds.

The Funds offer two classes of shares: Service Group Shares, sold subject to a 12b-1 fee up to .15% of average daily net assets, and Institutional Shares, sold without a 12b-1 fee. Each Service Group and Institutional Share of the Fund represents identical interests in the Fund's investment portfolio and has the same rights, except that (i) Service Group Shares bear the expenses of distribution fees, which will cause Service Group Shares to have a higher expense ratio and to pay lower dividends than Institutional Shares; (ii) certain class specific expenses will be borne solely by the class to which such expenses are attributable; and (iii) each class has exclusive voting rights with respect to matters affecting only that class.

                               INVESTMENT ADVISOR
                        Tattersall Advisory Group, Inc.
                               Richmond, Virginia

The Tattersall Bond Fund and the Tattersall Short Term Bond Fund (the "Funds") are NO-LOAD, diversified, open-end series of the Williamsburg Investment Trust, a registered management investment company. This Prospectus provides you with the basic information you should know before investing in the Funds. You should read it and keep it for future reference. While there is no assurance that the Funds will achieve their investment objectives, they endeavor to do so by following the investment policies described in this Prospectus. Institutional Shares are offered in a separate prospectus and additional information about Institutional Shares may be obtained by calling 1-800-443-4249.

A Statement of Additional Information, dated August 1, 1998, as revised on December 31, 1998 containing additional information about the Funds, has been filed with the Securities and Exchange Commission and is incorporated by reference in this Prospectus in its entirety. The Funds' address is P.O. Box 5354, Cincinnati, Ohio 45201-5354, and their telephone number is 1-800-443-4249. A copy of the Statement of Additional Information may be obtained at no charge by calling or writing the Funds.

--------------------------------------------------------------------------------
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
--------------------------------------------------------------------------------

TABLE OF CONTENTS
================================================================================
Prospectus Summary .......................................................     3
Synopsis of Costs and Expenses ...........................................     4
Financial Highlights .....................................................     5
Investment Objectives, Investment Policies and Risk Considerations .......     8
How to Purchase Shares ...................................................    13
How to Redeem Shares .....................................................    14
How Net Asset Value is Determined ........................................    16
Management of the Funds ..................................................    16
Plan of Distribution .....................................................    18
Dividends, Distributions, Taxes and Other Information ....................    18
Application ..............................................................    21

PROSPECTUS SUMMARY
================================================================================
THE FUNDS. The Tattersall Bond Fund (the "Bond Fund") and the Tattersall Short Term Bond Fund (the "Short Term Fund") are NO-LOAD, diversified, open-end series of the Williamsburg Investment Trust, a registered management investment company commonly known as a "mutual fund." Each represents a separate mutual fund with its own objectives and policies. An investor may elect one or both of the Funds to meet individual investment objectives, and may switch from one Fund to the other without charge when a shareholder's investment objectives or plans change. While there is no assurance that the Funds will achieve their investment objectives, they each endeavor to do so by following the investment policies described in this Prospectus. The Funds are primarily designed for tax exempt institutional investors such as pension and profit-sharing plans, endowments, foundations, and employee benefit trusts. Corporations and individual investors may invest in either Fund, although it should be noted that investment decisions of the Funds will not be influenced by any federal tax considerations, other than those considerations which apply to the Funds themselves.

INVESTMENT OBJECTIVES. The Bond Fund and the Short Term Fund are governed by virtually identical investment objectives and policies, WITH THE EXCEPTION of the average duration range of the individual Funds. Each Fund seeks to maximize total return, consisting of current income and capital appreciation (both realized and unrealized), consistent with the preservation of capital through active management of investment grade fixed income securities. For a more detailed explanation of the definition of "investment grade" securities, see "Investment Objectives, Investment Policies and Risk Considerations."

INVESTMENT APPROACH. The Advisor's philosophy in managing fixed income portfolios is to emphasize a disciplined balance between sector selection and moderate portfolio duration shifts to maximize total return. Duration is an important concept in the Advisor's fixed income management philosophy and, in the Advisor's opinion, provides a better measure of interest rate sensitivity than maturity for many fixed income securities. Each Fund intends to invest only in investment grade securities. Due to their controlled duration and quality standards, the Funds expect to exhibit less volatility than would mutual funds with longer average maturities and lower quality portfolios.

INVESTMENT ADVISOR. Tattersall Advisory Group, Inc. (the "Advisor") serves as investment advisor to each of the Funds. For its services, the Advisor receives compensation of 0.375% of the average daily net assets of each Fund. (See "Management of the Funds.")

PURCHASE OF SHARES. Service Group Shares are offered "No-Load," which means they may be purchased directly from the Funds without the imposition of any front-end or contingent deferred sales charges. However, Service Group Shares are subject to the imposition of a 12b-1 fee of up to .15% of average daily net assets. (See "Plan of Distribution.")

     The minimum initial purchase for the Bond Fund is $500,000.
     The minimum initial purchase for the Short Term Fund is $100,000.

Subsequent investments in both Funds must be $1,000 or more. Shares may be purchased by individuals or organizations and may be appropriate for use in Tax Sheltered Retirement Plans. (See "How to Purchase Shares.")

REDEMPTION OF SHARES. There is currently no charge for redemptions from either Fund. Shares may be redeemed at any time in which the Funds are open for business at the net asset value next determined after receipt of a redemption request by the Funds. (See "How to Redeem Shares.")

DIVIDENDS AND DISTRIBUTIONS. Net investment income of the Funds is distributed quarterly. Net capital gains, if any, are distributed at least annually. Shareholders may elect to receive dividends and capital gain distributions in cash or the dividends and capital gain distributions may be reinvested in additional Fund shares. (See "Dividends, Distributions, Taxes and Other Information.")

MANAGEMENT. The Funds are series of the Williamsburg Investment Trust (the "Trust"), the Board of Trustees of which is responsible for overall management of the Trust and the Funds. The Trust has employed Countrywide Fund Services, Inc. (the "Administrator") to provide administration, accounting and transfer agent services. (See "Management of the Funds.")

SYNOPSIS OF COSTS AND EXPENSES
================================================================================

                            THE TATTERSALL BOND FUND
                              SERVICE GROUP SHARES

SHAREHOLDER TRANSACTION EXPENSES: ..............................           None

ANNUAL FUND OPERATING EXPENSES:
        (As a percentage of net assets)
Investment Advisory Fees (after waivers) .......................          0.36%
Administrator's Fees ...........................................          0.08%
12b-1 Fees .....................................................          0.15%
Other Expenses .................................................          0.07%
                                                                          -----
Total Fund Operating Expenses ..................................          0.66%
                                                                          =====

EXAMPLE: You would pay the following expenses on a $1,000 investment, whether or not you redeem at the end of the period, assuming 5% annual return:

          1 Year        3 Years        5 Years        10 Years
          ------        -------        -------        --------
           $ 7            $21            $37            $82

                      THE TATTERSALL SHORT TERM BOND FUND
                              SERVICE GROUP SHARES

SHAREHOLDER TRANSACTION EXPENSES: ...............................          None

ANNUAL FUND OPERATING EXPENSES:
        (As a percentage of net assets)
Investment Advisory Fees (after waivers) ........................         0.00%
Administrator's Fees ............................................         0.24%
12b-1 Fees ......................................................         0.15%
Other Expenses (after expense reimbursements) ...................         0.26%
                                                                          -----
Total Fund Operating Expenses ...................................         0.65%
                                                                          =====

EXAMPLE: You would pay the following expenses on a $1,000 investment, whether or not you redeem at the end of the period, assuming 5% annual return:

          1 Year        3 Years        5 Years       10 Years
          ------        -------        -------       --------
           $ 7            $21            $36            $81

The purpose of the foregoing tables is to assist investors in the Funds in understanding the various costs and expenses that they will bear directly or indirectly. See "Management of the Funds" for more information about the fees and costs of operating the Funds. The Annual Fund Operating Expenses shown above are based upon actual operating history of Institutional Shares of the Fund for the fiscal year ended March 31, 1998, adjusted to reflect the imposition of 12b-1 fees applicable to Service Group Shares. Absent the fee waivers by the Advisor, the Bond Fund's investment advisory fees would have been 0.375% of average daily net assets and total fund operating expenses would have been 0.68% of average daily net assets. Absent the fee waivers and expense reimbursements by the Advisor, the Short Term Fund's investment advisory fees would have been 0.375% of average daily net assets, other expenses would have been 0.33% of average net assets and total fund operating expenses would have been 1.10% of average daily net assets. THE EXAMPLES SHOWN SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES IN THE FUTURE MAY BE GREATER OR LESS THAN THOSE SHOWN.

The footnotes to the Financial Highlights table contain information concerning a decrease in the Bond Fund's expense ratio as a result of a directed brokerage arrangement.

FINANCIAL HIGHLIGHTS
================================================================================
The following audited financial information has been audited by Tait, Weller & Baker, independent accountants, whose report covering the fiscal year ended March 31, 1998 is contained in the Statement of Additional Information. This information should be read in conjunction with the Funds' latest audited annual financial statements and notes thereto, which are also contained in the Statement of Additional Information, a copy of which may be obtained at no charge by calling the Funds.

                            THE TATTERSALL BOND FUND
                              SERVICE GROUP SHARES

                 Selected Per Share Data and Ratios for a Share
                       Outstanding Throughout Each Period

                                                                   Period
                                                                    Ended
                                                                   March 31,
                                                                    1998(a)
--------------------------------------------------------------------------------
Net asset value at beginning of period .....................      $   10.69
                                                                  ---------
Income from investment operations:
   Net investment income ...................................           0.37
   Net realized and unrealized gains on investments ........           0.08
                                                                  ---------
Total from investment operations ...........................           0.45
                                                                  ---------
Less distributions:
   Dividends from net investment income ....................          (0.31)
                                                                  ---------

Net asset value at end of period ...........................      $   10.83
                                                                  =========

Total return ...............................................          8.55%(C)
                                                                  =========

Net assets at end of period (000's) ........................      $   3,069
                                                                  =========

Ratio of gross expenses to average net assets ..............          0.68%(C)

Ratio of net expenses to average net assets(b) .............          0.65%(C)

Ratio of net investment income to average net assets .......          5.96%(C)

Portfolio turnover rate ....................................           235%

(a) Represents the period from the initial public offering of Service Group Shares (October 2, 1997) through March 31, 1998.

(b) Ratios were determined based on net expenses after reimbursements through a directed brokerage arrangement and investment advisory fees waived for the year ended March 31, 1998.

(c)  Annualized.

The following per share data and ratios for the Institutional Shares of the Funds are included for informational purposes. Institutional Shares do not bear 12b-1 fees and therefore have a lower expense ratio and pay higher dividends than Service Group Shares.

                            THE TATTERSALL BOND FUND
                              INSTITUTIONAL SHARES

                          Selected Per Share Data and Ratios for a Share Outstanding Throughout Each Period

                                                                                                                       Period
                                                                          Years Ended March 31,                         Ended
                                                  -------------------------------------------------------------------  March 31,
                                                    1998      1997      1996      1995      1994      1993      1992    1991(a)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period .........  $ 10.26   $ 10.39   $  9.97   $ 10.15   $ 10.82   $ 10.42   $  9.97   $ 10.00
                                                  -------   -------   -------   -------   -------   -------   -------   -------
Income from investment operations:
   Net investment income .......................     0.58      0.68      0.70      0.62      0.55      0.64      0.54      0.20
   Net realized and unrealized gains (losses)
      on investments ...........................     0.63     (0.12)     0.41     (0.18)    (0.30)     0.55      0.48     (0.03)
                                                  -------   -------   -------   -------   -------   -------   -------   -------
Total from investment operations ...............     1.21      0.56      1.11      0.44      0.25      1.19      1.02      0.17
                                                  -------   -------   -------   -------   -------   -------   -------   -------
Less distributions:
   Dividends from net investment income ........    (0.64)    (0.69)    (0.69)    (0.62)    (0.55)    (0.64)    (0.54)    (0.20)
   Distributions from net realized gains .......       --        --        --        --     (0.19)    (0.15)    (0.03)       --
   Distributions in excess of net realized gains       --        --        --        --     (0.18)       --        --        --
                                                  -------   -------   -------   -------   -------   -------   -------   -------
Total distributions ............................    (0.64)    (0.69)    (0.69)    (0.62)    (0.92)    (0.79)    (0.57)    (0.20)
                                                  -------   -------   -------   -------   -------   -------   -------   -------

Net asset value at end of period ...............  $ 10.83   $ 10.26   $ 10.39   $  9.97   $ 10.15   $ 10.82   $ 10.42   $  9.97
                                                  =======   =======   =======   =======   =======   =======   =======   =======

Total return ...................................   12.06%     5.52%    11.23%     4.56%     2.12%    11.69%    10.33%     5.70%(c)
                                                  =======   =======   =======   =======   =======   =======   =======   =======

Net assets at end of period (000's) ............  $96,250   $76,499   $74,774   $72,029   $64,029   $55,718   $29,727   $   794
                                                  =======   =======   =======   =======   =======   =======   =======   =======

Ratio of gross expenses to average net assets ..    0.53%     0.53%     0.56%     0.57%     0.60%     0.59%     0.80%     3.08%(c)

Ratio of net expenses to average net assets (b)     0.50%     0.50%     0.53%     0.53%     0.60%     0.59%     0.60%     0.90%(c)

Ratio of net investment income to
   average net assets ..........................    6.06%     6.48%     6.54%     6.28%     5.03%     6.09%     6.67%     7.07%(c)

Portfolio turnover rate ........................     235%      207%      268%      381%      381%      454%      484%       54%

(a) Represents the period from the commencement of operations (December 13, 1990) through March 31, 1991.

(b) Ratios were determined based on net expenses after reimbursements through a directed brokerage arrangement for periods after March 31, 1994 and investment advisory fees waived for the periods ended March 31, 1998, 1992 and 1991.

(c)  Annualized.

                      THE TATTERSALL SHORT TERM BOND FUND
                              INSTITUTIONAL SHARES

                          Selected Per Share Data and Ratios for a Share Outstanding Throughout Each Period

                                                                                                                       Period
                                                                           Years Ended March 31,                        Ended
                                                      --------------------------------------------------------------   March 31,
                                                        1998       1997       1996       1995       1994       1993     1992(a)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period .............  $  9.61    $  9.72    $  9.64    $  9.82    $ 10.07    $  9.93    $ 10.00
                                                      -------    -------    -------    -------    -------    -------    -------
Income from investment operations:
   Net investment income ...........................     0.54       0.58       0.62       0.60       0.51       0.50       0.09
   Net realized and unrealized gains (losses)
      on investments ...............................     0.00      (0.11)      0.08      (0.17)     (0.23)      0.13      (0.07)
                                                      -------    -------    -------    -------    -------    -------    -------
Total from investment operations ...................     0.54       0.47       0.70       0.43       0.28       0.63       0.02
                                                      -------    -------    -------    -------    -------    -------    -------
Less distributions:
   Dividends from net investment income ............    (0.54)     (0.58)     (0.62)     (0.61)     (0.51)     (0.49)     (0.09)
   Distributions from net realized gains ...........       --         --         --         --      (0.02)        --         --
                                                      -------    -------    -------    -------    -------    -------    -------
Total distributions ................................    (0.54)     (0.58)     (0.62)     (0.61)     (0.53)     (0.49)     (0.09)
                                                      -------    -------    -------    -------    -------    -------    -------

Net asset value at end of period ...................  $  9.61    $  9.61    $  9.72    $  9.64    $  9.82    $ 10.07    $  9.93
                                                      =======    =======    =======    =======    =======    =======    =======

Total return .......................................    5.76%      5.01%      7.38%      4.53%      2.76%      6.40%      0.99%(c)
                                                      =======    =======    =======    =======    =======    =======    =======

Net assets at end of period (000's) ................  $10,212    $ 9,924    $ 9,426    $14,122    $18,715    $15,580    $ 5,320
                                                      =======    =======    =======    =======    =======    =======    =======

Ratio of net expenses to average net assets (b) ....    0.50%      0.50%      0.50%      0.50%      0.50%      0.50%      0.50%(c)

Ratio of net investment income to average net assets    5.64%      5.96%      6.27%      6.04%      5.22%      5.24%      4.86%(c)

Portfolio turnover rate ............................     109%        62%       157%       144%       324%       289%        97%

(a) Represents the period from the commencement of operations (January 21, 1992) through March 31, 1992.

(b) Absent investment advisory fees waived and expenses reimbursed by the Advisor, the ratios of expenses to average net assets would have been 0.95%, 0.94%, 0.85%, 0.85%, 0.81%, 0.82% and 0.81%(c) for the periods ended
     March 31, 1998, 1997, 1996, 1995, 1994, 1993 and 1992, respectively.

(c)  Annualized.

Further information about the performance of the Funds is contained in the Annual Report, a copy of which may be obtained at no charge by calling the Funds.

INVESTMENT OBJECTIVES, INVESTMENT POLICIES AND RISK CONSIDERATIONS
================================================================================
The investment objective of each Fund is to maximize total return, consisting of current income and capital appreciation, both realized and unrealized, through active management of a portfolio of investment grade fixed income securities. Any investment involves risk, and there can be no assurance that the Funds will achieve their investment objectives. The investment objective of each Fund may not be altered without the prior approval of a majority (as defined by the Investment Company Act of 1940) of the Fund's shares.

The Advisor's philosophy in the management of fixed income securities utilizes a disciplined balance between sector selection and moderate portfolio duration shifts to maximize total return. The Advisor's determination of optimal duration for each Fund is based on economic indicators, inflation trends, credit demands, monetary policy and global influences as well as psychological and technical factors. The Funds endeavor to invest in securities and market sectors which the Advisor believes are undervalued by the marketplace. The selection of undervalued bonds by the Advisor is based on, among other things, historical yield relationships, credit risk, market volatility and absolute levels of interest rates, as well as supply and demand factors.

The Funds are designed primarily to allow institutional investors to take advantage of the professional investment management expertise of Tattersall Advisory Group, Inc. Each Fund will be managed in a manner that closely resembles that of other bond portfolios of similar maturity and duration managed by the Advisor. The Advisor uses a wide variety of securities and techniques in managing fixed income portfolios. As the fixed income markets evolve, the Advisor may invest in other types of securities than those specifically identified in this Prospectus if the Advisor views these investments to be consistent with the overall investment objectives and policies of the Funds. The securities and techniques the Advisor currently expects to utilize are described below.

DURATION. Duration is an important concept in the Advisor's fixed income management philosophy. "Duration" and "maturity" are different concepts and should not be substituted for one another for purposes of understanding the investment philosophy of either Fund. The Advisor believes that for most fixed income securities "duration" provides a better measure of interest rate sensitivity than maturity. Whereas maturity takes into account only the final principal payments to determine the risk of a particular bond, duration weights all potential cash flows (principal, interest and reinvestment income) on an expected present value basis, to determine the "effective life" of the security.

The Advisor intends to limit the portfolio duration of the Bond Fund to a 2 year minimum and a 6 year maximum. The Advisor intends to maintain a portfolio duration for the Short Term Fund of less than 3 years. In addition, the Advisor intends to limit the duration of any one single security of the Short Term Fund to a maximum duration of 5 years. The precise point of each Fund's duration within these ranges will depend on the Advisor's view of the market. For the purposes of the Funds, the duration calculation used is Macaulay duration adjusted for option features (such as call features or prepayment options). Adjusting for option features requires assumptions with respect to the probability of that option being exercised. These assumptions will be determined by the Advisor based on then current market conditions.

The Funds expect the average maturity of their portfolios to be longer than the average duration. How much longer will depend upon, among other factors, the composition of coupons (higher coupons imply shorter duration), as well as overall interest rate levels (higher interest rates generally will result in shorter duration relative to maturity). It should be noted that for some securities the standard duration calculation does not accurately reflect interest rate sensitivity. For example, mortgage pass-through securities, Collateralized Mortgage Obligations and Asset Backed Securities require estimates of principal prepayments which are critical in determining interest rate sensitivity. Floating rate securities, because of the interest rate adjustment feature, are not appropriate for the standard duration calculation. In these and other similar situations, the Advisor will use more sophisticated techniques to determine interest rate sensitivity of securities of the Funds.

INVESTMENT GRADE SECURITIES. Each Fund intends to limit its investment purchases to investment grade securities. The Funds define investment grade securities as those securities which, in the Advisor's opinion, have the characteristics described by any of the nationally recognized statistical rating organizations ("NRSROs"), Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Ratings Group ("S&P"), Fitch Investors Service, Inc. ("Fitch") or Duff & Phelps ("D&P"), in their four highest rating grades. For S&P, Fitch and D&P those ratings are AAA, AA, A and BBB. For Moody's those ratings are Aaa, Aa, A and Baa. For a description of each rating grade, see the Statement of Additional Information.

Each Fund invests exclusively in those securities rated investment grade by one or more of the NRSROs or, if not rated, are considered by the Advisor to have essentially the same characteristics and quality as securities having such ratings. There may also be instances where the Advisor purchases securities which are rated investment grade by one NRSRO and which are not rated or rated below investment grade by other NRSROs, and such securities would be eligible for purchase by the Funds. Issues rated within the fourth highest grade (those rated lower than A) are considered speculative in certain respects and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to pay principal and interest than is the case with higher grade securities. The final determination of quality and value will remain with the Advisor. Although the Advisor utilizes the ratings of various credit rating services as one factor in establishing creditworthiness. For as long as the Funds hold a fixed income issue, the Advisor monitors the issuer's credit standing. In the event a security's rating is reduced below a Fund's minimum requirements, the Fund will sell the security, subject to market conditions and the Advisor's assessment of the most opportune time for sale. Although lower rated securities will generally provide higher yields than higher rated securities of similar maturities, they are subject to a greater degree of market fluctuation.

U.S. GOVERNMENT SECURITIES. U.S. Government Securities include direct obligations of the U.S. Treasury, securities issued or guaranteed as to interest and principal by agencies or instrumentalities of the U.S. Government, or any of the foregoing subject to repurchase agreements (See "Repurchase Agreements.") While obligations of some U.S. Government sponsored entities are supported by the full faith and credit of the U.S. Government, several are supported by the right of the issuer to borrow from the U.S. Government, and still others are supported only by the credit of the issuer itself. The guarantee of the U.S. Government does not extend to the yield or value of the U.S. Government Securities held by the Funds or to either Fund's shares. See the Statement of Additional Information for a more detailed description.

MORTGAGE PASS-THROUGH CERTIFICATES. Obligations of the Government National Mortgage Association ("GNMA"), the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC") include direct pass-through certificates representing undivided ownership interests in pools of mortgages. Such certificates are guaranteed as to payment of principal and interest (but not as to price and yield) by the issuer. In the case of securities issued by GNMA, the payment of principal and interest would be backed by the full faith and credit of the U.S. Government. Mortgage pass-through certificates issued by FNMA or FHLMC would be guaranteed as to payment of principal and interest by the credit of the issuing U.S. Government agency. Securities issued by other non-governmental entities (such as commercial banks or mortgage bankers) may offer credit enhancement such as guarantees, insurance, or letters of credit. Mortgage pass-through certificates are subject to more rapid prepayment than their stated maturity date would indicate; their rate of prepayment tends to accelerate during periods of declining interest rates or increased property transfers and, as a result, the proceeds from such prepayments may be reinvested in instruments which have lower yields. To the extent such securities were purchased at a premium, such prepayments could result in capital losses. The issuer of a pass-through mortgage certificate does not guarantee premiums or market value of its issue.

COLLATERALIZED MORTGAGE OBLIGATIONS. The Funds intend to invest in collateralized mortgage obligations ("CMOs") which are generally backed by mortgage pass-through securities or whole mortgage loans. CMOs are usually structured into classes of varying maturities and principal payment priorities. The prepayment sensitivity of each class may or may not resemble that of the CMOs' collateral depending on the maturity and structure of that class. CMOs pay interest and principal (including prepayments) monthly, quarterly or semiannually. Most CMOs are

AAA rated, reflecting the credit quality of the underlying collateral; however, some classes carry greater price risk than that of their underlying collateral. The Advisor will invest in CMO classes only if their characteristics and interest rate sensitivity fit the investment objectives and policies of the individual Fund.

OTHER MORTGAGE RELATED SECURITIES. In addition to the mortgage pass-through securities and the CMOs mentioned above, the Funds may also invest in other mortgage derivative products if the Advisor views them to be consistent with the overall policies and objectives of the Funds. Current offerings include "principal only" (PO) and "interest only" (IO) Stripped Mortgage Backed
Securities ("SMBS"). POs and IOs are created when a mortgage pass-through certificate is separated into two securities - one security representing a claim to principal distributions and the other representing a claim to the corresponding interest payments. As prepayments on the underlying mortgage loans rise (typically when interest rates fall), the PO security holders receive their principal sooner than expected, which serves to increase the POs' yield. The IO security holders receive interest payments only on the outstanding principal amount of the underlying mortgage loans. Therefore, if prepayments on the notional principal of the IO rise, the IOs' price will fall. As POs generally benefit from declining interest rates and IOs generally benefit from rising interest rates, these securities can provide an effective way to stabilize portfolio value.

SMBS are much more sensitive to prepayment fluctuations than are regular mortgage-backed securities and therefore involve more risk. Due to the deep discounted prices of SMBS, any mismatch in actual versus anticipated prepayments of principal will significantly increase or decrease the yield to maturity. In general, changes in interest rate levels will have the greatest effect on prepayments. Sufficiently high prepayment rates could result in purchasers of IOs not recovering the full amount of their initial investment. The Funds will not invest more than 10% of their total assets in SMBS.

The Advisor expects that governmental, government related and private entities may create other mortgage related securities offering mortgage pass-through and mortgage collateralized instruments in addition to those described herein. As new types of mortgage related securities are developed and offered to the investment community, the Advisor will, consistent with the particular Fund's investment objectives, policies and quality standards, consider making investments in such new types of mortgage related securities.

ASSET BACKED SECURITIES. Other Asset Backed Securities have been offered to investors backed by loans such as automobile loans, home equity loans, credit card receivables, marine loans, recreational vehicle loans and manufactured housing loans. Typically, Asset Backed Securities represent undivided fractional interests in a fund whose assets consist of a pool of loans and security interests in the collateral securing the loans. Payments of principal and interest on Asset Backed Securities are passed through monthly to certificate holders. In some cases Asset Backed Securities are divided into senior and subordinated classes so as to enhance the quality of the senior class. Underlying loans are subject to prepayment, which may reduce the overall return to certificate holders. If the subordinated classes are exhausted and the full amounts due on underlying loans are not received because of unanticipated costs, depreciation, damage or loss of the collateral securing the contracts, or other factors, certificate holders may experience delays in payment or losses on Asset Backed Securities. The Funds may invest in other Asset Backed Securities that may be developed in the future.

ZERO COUPON AND ORIGINAL ISSUE DISCOUNT ("OID") BONDS. Some securities may be offered without coupons or with very low coupons. These bonds will typically be more interest rate sensitive than a comparable maturity current coupon bond. The majority of zero coupon bonds have been created when a qualified U.S. Government Security is exchanged for a series of "Strips" through the Federal Reserve Bank. Strips have been created from, among others, U.S. Treasury, Resolution Trust Corporation and Financing Corporation securities. A number of U.S. Government Securities have also been repackaged by broker-dealers or commercial banks into trusts which issue zero coupon receipts such as U.S. Treasury Receipts ("TRs") or Treasury Investment Growth Receipts ("TIGRs"). Zero coupon and original issue discount bonds generate income under generally accepted accounting principles, but do not generate cash flow, resulting in the possibility that the Funds may be required to sell portfolio securities to make distributions as required under Subchapter M of the Internal Revenue Code.

CORPORATE BONDS. The Funds' investments in corporate debt securities will be based on credit analysis and value determination by the Advisor. The Advisor's selection of bonds or industries within the corporate bond sector is determined by, among other factors, historical yield relationships between bonds or industries, the current and anticipated credit of the borrower, and call features, as well as supply and demand factors.

VARIABLE AND FLOATING RATE SECURITIES. The Funds may invest in variable or floating rate securities which adjust the interest rate paid at periodic intervals based on an interest rate index. Typically floating rate securities use as their benchmark an index such as the 1, 3 or 6 month LIBOR, 3, 6 or 12 month Treasury bills, or the Federal Funds rate. Resets of the rates can occur at predetermined intervals or whenever changes in the benchmark index occur.

MONEY MARKET INSTRUMENTS. Money market instruments will typically represent a portion of each Fund's portfolio, as funds awaiting investment, to accumulate cash for anticipated purchases of portfolio securities and to provide for shareholder redemptions and operational expenses of the Funds. Money market instruments mature in thirteen months or less from the date of purchase and include U.S. Government Securities (defined above) and corporate debt securities (including those subject to repurchase agreements), bankers' acceptances and certificates of deposit of domestic branches of U.S. banks, and commercial paper (including variable amount demand master notes). At the time of purchase, money market instruments will have a short-term rating in the highest category from any NRSRO or, if not so rated, issued by a corporation having an outstanding unsecured debt issue rated in the three highest categories of any NRSRO or, if not so rated, of equivalent quality in the Advisor's opinion. See the Statement of Additional Information for a further description of money market instruments.

INVESTMENT  COMPANIES.  Each Fund may invest in the  securities  of open-end and closed-end investment companies which are generally authorized to invest in securities eligible for purchase by the Funds. To the extent the Funds do so, Fund shareholders would indirectly pay a portion of the operating costs of the underlying investment companies. These costs include management, brokerage, shareholder servicing and other operational expenses. Indirectly, then, shareholders may pay higher operational costs than if they owned the underlying investment companies directly. In addition, shares of closed-end investment companies frequently trade at a discount from their net asset values. This characteristic of shares of a closed-end investment company is a risk separate and distinct from the risk that its net asset value will decrease.

Neither Fund presently intends to invest more than 10% of its total assets in securities of other investment companies. In addition, neither Fund will invest more than 5% of its total assets in securities of any single investment company, nor will either Fund purchase more than 3% of the outstanding voting securities of any investment company.

FACTORS TO CONSIDER. Neither Fund is intended to be a complete investment program and there can be no assurance that the Funds will achieve their investment objectives. The fixed income securities in which the Funds will invest are subject to fluctuation in value. Such fluctuations may be based on movements in interest rates or on changes in the creditworthiness of the issuers, which may result from adverse business and economic developments or proposed corporate transactions, such as a leveraged buy-out or recapitalization of the issuer. The value of the Funds' fixed income securities will generally vary inversely with the direction of prevailing interest rate movements. Consequently, should interest rates increase or the creditworthiness of an issuer deteriorate, the value of the Funds' fixed income securities would decrease in value, which would have a depressing influence on the Funds' net asset values. The Funds may borrow using their assets as collateral, but only under certain limited conditions. Borrowing, if done, would tend to exaggerate the effects of market fluctuations on a Fund's net asset value until repaid. (See "Borrowing.")

SECURITIES LENDING. Each Fund may lend up to 33% of its portfolio securities to broker-dealers or other institutional investors. Since there could be a delay in the recovery of loaned securities or even a loss of rights in collateral supplied should the borrower fail financially, loans will not be made unless, in the judgment of the Advisor, the consideration to be earned from such loans would justify the risk. Collateral will be maintained in excess of 100% of the value of the underlying securities, determined by marking to market daily those securities involved in the lending program. It is expected that the Funds will use the cash portions of loan collateral to invest in short-term income-producing securities. These practices may be amended from time to time as regulatory provisions permit. Securities lending for purposes of discussion in this Prospectus should not be confused with "Borrowing" below.

BORROWING. Each Fund may borrow, temporarily, up to 5% of its total assets for extraordinary purposes and may increase this limit to 15% of its total assets to meet redemption requests which might otherwise require untimely disposition of portfolio holdings. To the extent the Funds borrow for these purposes, the effects of market price fluctuations on portfolio net asset value will be exaggerated. If while such borrowing is in effect, the value of the particular Fund's assets declines, the Fund would be forced to liquidate portfolio securities when it is disadvantageous to do so. The Funds would incur interest and other transaction costs in connection with such borrowing. A Fund will not make any additional investments while its outstanding borrowings exceed 5% of the current value of its total assets.

PORTFOLIO TURNOVER. Portfolio turnover will not be a limiting factor when the Advisor deems changes appropriate. While portfolio turnover is difficult to predict in an active fixed income portfolio, it is expected that annual portfolio turnover will vary between 100% and 500% with respect to each Fund. Market conditions may dictate, however, a higher rate of turnover in a particular year. The degree of portfolio turnover affects the brokerage costs of the Funds and may have an impact on the amount of taxable distributions to shareholders.

REPURCHASE AGREEMENTS. The Funds may acquire U.S. Government Securities or other high-grade debt securities subject to repurchase agreements. A repurchase agreement transaction occurs when the Funds acquire a security and simultaneously resell it to the vendor (normally a member bank of the Federal Reserve or a registered Government Securities dealer) for delivery on an agreed upon future date. The repurchase price exceeds the purchase price by an amount which reflects an agreed upon market interest rate earned by the Funds effective for the period of time during which the repurchase agreement is in effect. Delivery pursuant to the resale typically will occur within one to five days of the purchase. For purposes of the Investment Company Act of 1940 (the "1940 Act"), a repurchase agreement is considered to be a loan collateralized by the securities subject to the repurchase agreement. Neither Fund will enter into a repurchase agreement which will cause more than 10% of its assets to be invested in repurchase agreements which extend beyond seven days and other illiquid securities.

INVESTMENT LIMITATIONS. For the purpose of limiting the Funds' exposure to risk, each Fund has adopted certain limitations which, together with its investment objective, are considered fundamental policies which may not be changed without shareholder approval. Each Fund will not: (1) issue senior securities, borrow money or pledge its assets, except that it may borrow from banks as a temporary measure (a) for extraordinary or emergency purposes, in amounts not exceeding 5% of either Fund's total assets, or (b) in order to meet redemption requests which might otherwise require untimely disposition of portfolio securities, in amounts not exceeding 15% of either Fund's total assets, and may pledge its assets to secure all such borrowings; (2) invest more than 10% of a Fund's assets in other illiquid securities, including repurchase agreements maturing in over seven days, and other securities for which there is no established market or for which market quotations are not readily available; (3) write, acquire or sell puts, calls or combinations thereof, or purchase or sell commodities, commodities contracts, futures contracts or related options; and (4) invest more than 5% of its total assets in the securities of any one issuer. Other fundamental investment limitations are listed in the Statement of Additional Information.

HOW TO PURCHASE SHARES
================================================================================
There are NO FRONT-END OR CONTINGENT DEFERRED SALES COMMISSIONS CHARGED TO INVESTORS. Assistance in opening accounts may be obtained from the Administrator by calling 1-800-443-4249, or by writing to the Funds at the address shown below for regular mail orders. Assistance is also available through any broker-dealer authorized to sell shares of the Funds. Such broker-dealer may charge you a fee for its services. Payment for shares purchased may be made through your account at the broker-dealer processing your application and order to purchase. Your investment will purchase shares at a Fund's net asset value next determined after your order is received by the Funds in proper order as indicated herein.

     The minimum initial investment in the Bond Fund is $500,000.
     The minimum initial investment in the Short Term Fund is $100,000.

The Funds may, in the Advisor's sole discretion, accept certain accounts with less than the stated minimum initial investment.

Payment must be made by check or money order drawn on a U.S. bank and payable in U.S. dollars. All orders received by the Administrator, whether by mail, bank wire or facsimile order from a qualified broker-dealer, prior to 4:00 p.m., Eastern time, will purchase shares at the net asset value next determined on that business day. If your order is not received by 4:00 p.m. Eastern time, your order will purchase shares at the net asset value determined on the next business day. (See "How Net Asset Value is Determined.")

Due to Internal Revenue Service ("IRS") regulations, applications without social security or tax identification numbers will not be accepted. If, however, you have already applied for a social security or tax identification number at the time of completing your account application, the application should so indicate. The Funds are required to, and will, withhold taxes on all distributions and redemption proceeds if the number is not delivered to the Funds within 60 days.

Investors  should  be  aware  that  the  Funds'  account  application   contains
provisions in favor of the Funds, the Administrator and certain of their affiliates, excluding such entities from certain liabilities (including, among others, losses resulting from unauthorized shareholder transactions) relating to the various services made available to investors.

Should an order to purchase shares be cancelled because your check does not clear, you will be responsible for any resulting losses or fees incurred by the Funds or the Administrator in the transaction.

REGULAR MAIL ORDERS. Please complete and sign the Account Application form accompanying this Prospectus and send it with your check, made payable to the appropriate Fund, and mail it to:

                            The Tattersall Bond Funds
                            c/o Shareholder Services
                            P.O. Box 5354
                            Cincinnati, Ohio  45201-5354

BANK WIRE ORDERS. Investments can be made directly by bank wire. To establish a new account or add to an existing account by wire, please call the Funds, at 1-800-443-4249, before wiring funds, to advise the Funds of the investment, the dollar amount and the account registration. This will ensure prompt and accurate handling of your investment. Please have your bank use the following wiring instructions to purchase by wire:

        Star Bank, N.A.
        ABA# 042000013
        For Williamsburg Investment Trust #485777056
        For either:     The Tattersall Bond Fund or
                        The Tattersall Short Term Bond Fund
        (Shareholder name and account number)

It is important that the wire contain all the information and that the Funds receive prior telephone notification to ensure proper credit. Once your wire is sent you should, as soon as possible thereafter, complete and mail your Account Application to the Funds as described under "Regular Mail Orders," above.

ADDITIONAL INVESTMENTS. You may add to your account by mail or wire (minimum additional investment of $1,000) at any time by purchasing shares at the then current net asset value as aforementioned. Before making additional investments by bank wire, please call the Funds at 1-800-443-4249 to alert the Funds that your wire is to be sent. Follow the wire instructions above to send your wire. When calling for any reason, please have your account number ready, if known. Mail orders should include, when possible, the "Invest by Mail" stub which is attached to your Fund confirmation statement. Otherwise, be sure to identify your account in your letter.

EXCHANGE PRIVILEGE. You may use proceeds from the redemption of shares of either Fund to purchase Service Group Shares of the other Fund offering shares for sale in your state of residence. There is no charge for this exchange privilege.
Before making an exchange, you should read the portion of the Prospectus relating to the Fund into which the shares are to be exchanged. The shares of the Fund to be acquired will be purchased at the net asset value next determined after acceptance of the exchange request in writing by the Administrator. The exchange of shares of one Fund for shares of the other Fund is treated, for federal income tax purposes, as a sale on which you may realize taxable gain or loss. To prevent the abuse of the exchange privilege to the disadvantage of other shareholders, each Fund reserves the right to terminate or modify the exchange offer upon 60 days' notice to shareholders.

STOCK CERTIFICATES. Stock certificates will not be issued for your shares. Evidence of ownership will be given by issuance of periodic account statements which will show the number of shares owned.

HOW TO REDEEM SHARES
================================================================================
Shares of the Funds may be redeemed on each day that the Funds are open for business by sending a written request to the Funds. The Funds are open for business on each day the New York Stock Exchange (the "Exchange") is open for business. Any redemption may be for more or less than the purchase price of your shares depending on the market value of the Funds' portfolio securities. All redemption orders received in proper form, as indicated herein, by the Administrator prior to 4:00 p.m. Eastern time will redeem shares at the net asset value determined as of that business day's close of trading. Otherwise, your order will redeem shares on the next business day. You may also redeem your shares through a broker-dealer who may charge you a fee for its services.

The Board of Trustees reserves the right to involuntarily redeem any account having an account value of less than $100,000 (due to redemptions, exchanges or transfers, and not due to market action) upon 60 days' written notice. If the shareholder brings his account value up to $100,000 or more during the notice period, the account will not be redeemed. Redemptions from retirement plans may be subject to tax withholding.

If you are uncertain of the requirements for redemption, please contact the Funds, at 1-800-443-4249, or write to the address shown below.

REGULAR MAIL REDEMPTIONS. Your request should be addressed to The Tattersall Bond Funds, P.O. Box 5354, Cincinnati, Ohio 45201-5354. Your request for redemption must include:

1) your letter of instruction or a stock assignment specifying the Bond Fund or the Short Term Fund, the account number, and the number of shares or dollar amount to be redeemed. This request must be signed by all registered shareholders in the exact names in which they are registered;
2)   any required signature guarantees (see "Signature Guarantees"); and
3) other supporting legal documents, if required in the case of estates, trusts, guardianships, custodianships, corporations, partnerships, pension or profit sharing plans, and other organizations.

Your redemption proceeds will be mailed to you within three business days after receipt of your redemption request. However, a Fund may delay forwarding a redemption check for recently purchased shares while it determines whether the purchase payment will be honored. Such delay (which may take up to 15 days) may be reduced or avoided if the purchase is made by certified check, government check or wire transfer. In such cases, the net asset value next determined after receipt of the request for redemption will be used in processing the redemption and your redemption proceeds will be mailed to you upon clearance of your check to purchase shares. The Funds may suspend redemption privileges or postpone the date of payment (i) during any period that the Exchange is closed, or trading on the Exchange is restricted as determined by the Securities and Exchange Commission (the "Commission"), (ii) during any period when an emergency exists as defined by the rules of the Commission as a result of which it is not reasonably practicable for the Funds to dispose of securities owned by them, or to fairly determine the value of their assets, and (iii) for such other periods as the Commission may permit.

You can choose to have redemption proceeds mailed to you at your address of record, your bank, or to any other authorized person, or you can have the proceeds sent by bank wire to your bank ($5,000 minimum). Shares of the Funds may not be redeemed by wire on days in which your bank is not open for business. Redemption proceeds will only be sent to the bank account or person named in your Account Application currently on file with the Funds. You can change your redemption instructions anytime you wish by filing a letter including your new redemption instructions with the Funds. (See "Signature Guarantees.")

There is currently no charge by the Administrator for wire redemptions. However, the Administrator reserves the right, upon thirty days' written notice, to make reasonable charges for wire redemptions. All charges will be deducted from your account by redemption of shares in your account. Your bank or brokerage firm may also impose a charge for processing the wire. In the event that wire transfer of funds is impossible or impractical, the redemption proceeds will be sent by mail to the designated account.

SIGNATURE  GUARANTEES.  To  protect  your  account  and the  Funds  from  fraud, signature guarantees are required to be sure that you are the person who has authorized a redemption in an amount over $25,000, or a change in registration or standing instructions for your account. Signature guarantees are required for
(1) requests to redeem shares having a value of greater than $25,000, (2) change of registration requests, and (3) requests to establish or change redemption services other than through your initial account application. Signature guarantees are acceptable from a member bank of the Federal Reserve System, a savings and loan institution, credit union, registered broker-dealer or a member firm of a U.S. Stock Exchange, and must appear on the written request for redemption or change of registration.

HOW NET ASSET VALUE IS DETERMINED
================================================================================
The net asset value of each Fund is determined on each business day that the Exchange is open for trading, as of the close of the Exchange (currently 4:00 p.m., Eastern time). Net asset value per share is determined by dividing the total value of all Fund securities (valued at market value) and other assets, less liabilities, by the total number of shares then outstanding. Net asset value includes interest on fixed income securities, which is accrued daily. See the Statement of Additional Information for further details.

Securities which are traded over-the-counter are priced at the last sale price, if available, otherwise, at the last quoted bid price. Securities traded on a national exchange will be valued based upon the closing price on the valuation date on the principal exchange where the security is traded. It is expected that fixed income securities will ordinarily be traded in the over-the-counter market. When market quotations are not readily available, fixed income securities may be valued on the basis of prices provided by an independent pricing service. The prices provided by the pricing service are determined with consideration given to institutional bid and last sale prices and take into account securities prices, yields, maturities, call features, ratings, institutional trading in similar groups of securities and developments related to specific securities. The Trustees will satisfy themselves that such pricing services consider all appropriate factors relevant to the value of such securities in determining their fair value. Securities and other assets for which no quotations are readily available will be valued in good faith at fair value using methods determined by the Board of Trustees.

MANAGEMENT OF THE FUNDS
================================================================================
The Funds are diversified series of the Williamsburg Investment Trust (the "Trust"), an investment company organized as a Massachusetts business trust in July 1988, which was formerly known as The Nottingham Investment Trust. The Board of Trustees has overall responsibility for management of the Funds under the laws of Massachusetts governing the responsibilities of trustees of business trusts. The Statement of Additional Information identifies the Trustees and officers of the Trust and the Funds and provides information about them.

INVESTMENT  ADVISOR.  Subject  to  the  authority  of  the  Board  of  Trustees,
Tattersall  Advisory  Group,  Inc.  (the  "Advisor")  provides  the Funds with a continuous program of supervision of each Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies and the purchase and sale of securities, pursuant to Investment Advisory Agreements with the Trust. The Advisor is also responsible for the selection of broker-dealers through which the Funds execute portfolio transactions, subject to brokerage policies established by the Trustees, and provides certain executive personnel to the Funds.

The Advisor is a Virginia corporation controlled by Fred T. Tattersall. Prior to February 28, 1997, the investment advisor to each Fund was Lowe, Brockenbrough & Tattersall, Inc. ("LB&T"), of which Mr. Tattersall and Austin Brockenbrough III were the controlling shareholders. On February 28, 1997, LB&T was reorganized by means of a corporate restructuring into two separate legal entities: LB&T, owned by Mr. Brockenbrough, and the Advisor, owned by Mr. Tattersall. The Advisor manages the fixed-income accounts (including the Funds) formerly managed by LB&T. In addition to acting as Advisor to the Funds, the Advisor provides investment advice to corporations, trusts, pension and profit sharing plans, other business and institutional accounts and individuals.

Both the Bond Fund and the Short Term Fund are managed on a day to day basis by a committee comprised of the Advisor's fixed income portfolio management professionals, with each portfolio professional responsible for designated specific sectors of the fixed income market. Prior to February 28, 1997, the Funds were managed by the same group of professionals, but such professionals were employed by LB&T.

Compensation of the Advisor is at the annual rate of 0.375% of each Fund's average daily net assets. For the fiscal year ended March 31, 1998, the Advisor received $310,227 in investment advisory fees from the Bond Fund (net of fee waivers), which represented 0.36% of the Bond Fund's average daily net assets. For the fiscal year ended March 31, 1998, the Advisor waived its entire investment advisory fee from the Short Term Fund and reimbursed the Fund for $6,909 of other operating expenses.

The Advisor currently intends to waive its investment advisory fees to the extent necessary to limit the total operating expenses of Service Group Shares of each Fund to 0.65% per annum of its average daily net assets. However, there is no assurance that any voluntary fee waivers will continue in the current or future fiscal years, and expenses of Service Group Shares of each Fund may therefore exceed 0.65% of its average daily net assets.

The  Advisor's  address is 6802 Paragon  Place,  Suite 200,  Richmond,  Virginia
23230.

ADMINISTRATOR.  The Funds have retained  Countrywide  Fund  Services,  Inc. (the
"Administrator"), P.O. Box 5354, Cincinnati, Ohio 45201, to provide administrative, pricing, accounting, dividend disbursing, shareholder servicing and transfer agent services. The Administrator is a wholly-owned indirect subsidiary of Countrywide Credit Industries, Inc., a New York Stock Exchange listed company principally engaged in the business of residential mortgage lending. The Administrator supplies executive, administrative and regulatory services, supervises the preparation of tax returns, and coordinates the preparation of reports to shareholders and reports to and filings with the Securities and Exchange Commission and state securities authorities. In addition, the Administrator calculates daily net asset value per share and maintains such books and records as are necessary to enable it to perform its duties.

Each Fund pays the Administrator a base fee for these services at the annual rate of 0.075% of the average value of its daily net assets up to $200 million and 0.05% of such assets in excess of $200 million (subject to a minimum fee of $2,000 per month with respect to each Fund) plus a surcharge of $1,000 per month. The Administrator also charges the Funds for certain costs involved with the daily valuation of investment securities and is reimbursed for out-of-pocket expenses.

CUSTODIAN. The Custodian of the Funds' assets is Star Bank, N.A. (the "Custodian"). The Custodian's mailing address is 425 Walnut Street, Cincinnati, Ohio 45202. The Advisor, Administrator or interested persons thereof may have banking relationships with the Custodian.

OTHER FUND COSTS. The Funds pay all expenses not assumed by the Advisor, including its fees. Fund expenses include, among others, the fees and expenses, if any, of the Trustees and officers who are not "affiliated persons" of the Advisor, fees of the Funds' Custodian, interest expense, taxes, brokerage fees and commissions, fees and expenses of the Funds' shareholder servicing operations, fees and expenses of qualifying and registering the Funds' shares under federal and state securities laws, expenses of preparing, printing and distributing prospectuses and reports to existing shareholders, auditing and legal expenses, insurance expenses, association dues, and the expense of shareholders' meetings and proxy solicitations. The Funds are also liable for any nonrecurring expenses that may arise such as litigation to which the Funds may be a party. The Funds may be obligated to indemnify the Trustees and officers with respect to such litigation. All expenses of a Fund are accrued daily on the books of such Fund at a rate which, to the best of its belief, is equal to the actual expenses expected to be incurred by the Fund in accordance with generally accepted accounting practices.

BROKERAGE. The Funds have adopted brokerage policies which allow the Advisor to prefer brokers which provide research or other valuable services to the Advisor and/or the Funds. In all cases, the primary consideration for selection of broker-dealers through which to execute brokerage transactions will be to obtain the most favorable price and execution for the Funds. Research services obtained through the Funds' brokerage transactions may be used by the Advisor for its other clients; conversely, the Funds may benefit from research services obtained through the brokerage transactions of the Advisor's other clients. The Statement of Additional Information contains more information about the management and brokerage practices of the Funds. It is anticipated that most securities transactions of the Funds will be handled on a principal, rather than agency, basis. Fixed income securities are normally traded on a net basis (without commission) through broker-dealers and banks acting for their own account.

Such firms attempt to profit from buying at the bid price and selling at the higher asked price of the market, the difference being referred to as the spread.

PLAN OF DISTRIBUTION
================================================================================
Pursuant to Rule 12b-1 under the Investment Company Act of 1940, Service Group Shares of the Fund have adopted a plan of distribution (the "Plan") under which such shares may directly incur or reimburse the Advisor for certain distribution-related expenses, including payments to securities dealers and others who are engaged in the sale of such shares and who may be advising investors regarding the purchase, sale or retention of such shares; expenses of maintaining personnel who engage in or support distribution of shares or who render shareholder support services not otherwise provided by the Transfer
Agent; expenses of formulating and implementing marketing and promotional activities, including direct mail promotions and mass media advertising; expenses of preparing, printing and distributing sales literature and prospectuses and statements of additional information and reports for recipients other than existing shareholders of the Funds; expenses of obtaining such information, analyses and reports with respect to marketing and promotional activities as the Trust may, from time to time, deem advisable; and any other expenses related to the distribution of such shares.

Pursuant to the Plan, the Funds may make payments to dealers and other persons who may be advising investors regarding the purchase, sale or retention of Service Group Shares. For the fiscal period ended March 31, 1998, the Bond Fund paid $2,672 to dealers and other persons who may be advising shareholders in this regard.

The annual limitation for payment of expenses pursuant to the Plan is .15% of the average daily net assets allocable to Service Group Shares. Unreimbursed expenditures will not be carried over from year to year. In the event the Plan is terminated by the Funds in accordance with its terms, the Funds will not be required to make any payments for expenses incurred by the Advisor after the date the Plan terminates.

Pursuant to the Plan, the Funds may also make payments to banks or other financial institutions that provide shareholder services and administer shareholder accounts. The Glass-Steagall Act prohibits banks from engaging in the business of underwriting, selling or distributing securities. Although the scope of this prohibition under the Glass-Steagall Act has not been clearly defined by the courts or appropriate regulatory agencies, management of the Trust believes that the Glass-Steagall Act should not preclude a bank from providing such services. However, state securities laws on this issue may differ from the interpretations of federal law expressed herein and banks and financial institutions may be required to register dealers pursuant to state law. If a bank were prohibited from continuing to perform all or a part of such services, management of the Trust believes that there would be no material impact on the Funds or their shareholders. Banks may charge their customers fees for offering these services to the extent permitted by regulatory authorities, and the overall return to those shareholders availing themselves of bank services will be lower than to those shareholders who do not. The Funds may from time to time purchase securities issued by banks which provide such services; however, in selecting investments for the Funds, no preference will be shown for such securities.

DIVIDENDS, DISTRIBUTIONS, TAXES AND OTHER INFORMATION
================================================================================
The Statement of Additional Information contains additional information about the federal income tax implications of an investment in the Funds in general and, particularly, with respect to dividends and distributions and other matters. Shareholders should be aware that dividends from the Funds which are derived in whole or in part from interest on U.S. Government Securities may not be taxable for state income tax purposes. Other state income tax implications are not covered, nor is this discussion exhaustive on the subject of federal income taxation. Consequently, investors should seek qualified tax advice.

Each Fund intends to remain qualified as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986 (the "Code") and will distribute all of its net income and realized capital gains to shareholders. Shareholders are liable for taxes on distributions of net income and realized capital gains of the Funds but, of course, shareholders who are not subject to tax on their income will not be required to pay taxes on amounts distributed to them. The Funds intend to declare dividends quarterly, payable in March, June, September and December, on a date selected by the Trustees. In addition, distributions may be made annually in December out of any net short-term or long-term capital gains derived from the sale of securities realized through October 31 of that year. Each Fund may make a supplemental distribution of capital gains at the end of its fiscal year. The nature and amount of all dividends and distributions will be identified separately when tax information is distributed by the Funds at the end of each year. The Funds intend to withhold 30% on taxable dividends and any other payments that are subject to such withholding and are neither citizens nor residents of the U.S.

There is no fixed dividend rate, and there can be no assurance as to the payment of any dividends or the realization of any gains for either Fund. Current practice of the Funds, subject to the discretion of the Board of Trustees, is for declaration and payment of income dividends during the last week of each calendar quarter. All dividends and capital gains distributions are reinvested in additional shares of the Funds unless the shareholder requests in writing to receive dividends and/or capital gains distributions in cash. That request must be received by the Funds prior to the record date to be effective as to the next dividend. Tax consequences to shareholders of dividends and distributions are the same if received in cash or if received in additional shares of the Funds.

TAX STATUS OF THE FUNDS. If a Fund is qualified as a "regulated investment company" under the Code, it will not be liable for federal income taxes on amounts paid as dividends and distributions. The Code contains a number of complex requirements which an investment company must meet in order to qualify. For a more detailed discussion of the tax status of the Funds, see "Additional Tax Information" in the Statement of Additional Information.

PRINCIPAL  SHAREHOLDERS.  Rockingham  Health Care,  Inc.,  235 Cantrell  Avenue,
Harrisonburg, Virginia, owned of record 36.6% of the Short Term Fund's outstanding shares as of July 2, 1998 and therefore may be deemed to control the Fund.

DESCRIPTION OF FUND SHARES AND OTHER MATTERS. The Declaration of Trust of the Williamsburg Investment Trust currently provides for the shares of twelve funds, or series, to be issued. Shares of all twelve series have currently been issued, in addition to the Bond Fund and the Short Term Fund described in this
Prospectus: shares of the FBP Contrarian Balanced Fund and the FBP Contrarian Equity Fund, which are managed by Flippin, Bruce & Porter, Inc. of Lynchburg, Virginia; shares of The Government Street Equity Fund, The Government Street Bond Fund and The Alabama Tax Free Bond Fund, which are managed by T. Leavell & Associates, Inc. of Mobile, Alabama; shares of The Jamestown Balanced Fund, The Jamestown Equity Fund, The Jamestown International Equity Fund and The Jamestown Tax Exempt Virginia Fund, which are are managed by Lowe, Brockenbrough & Company, Inc. of Richmond, Virginia; and shares of The Davenport Equity Fund, which is managed by Davenport & Company LLC of Richmond, Virginia. The Trustees are permitted to create additional series at any time.

Shares are freely transferable, have no preemptive or conversion rights and, when issued, are fully paid and non-assessable. Upon liquidation of the Trust or a particular Fund of the Trust, holders of the outstanding shares of the Fund being liquidated shall be entitled to receive, in proportion to the number of shares of the Fund held by them, the excess of that Fund's assets over its liabilities. Each outstanding share is entitled to one vote for each full share and a fractional vote for each fractional share, on all matters which concern the Trust as a whole. On any matter submitted to a vote of shareholders, all shares of the Trust then issued and outstanding and entitled to vote, irrespective of the Fund, shall be voted in the aggregate and not by Fund, except (i) when required by the 1940 Act, shares shall be voted by individual Fund; and (ii) when the matter does not affect any interest of a particular Fund, then only shareholders of the affected Fund or Funds shall be entitled to vote thereon. Examples of matters which affect only a particular Fund could be a proposed change in the fundamental investment objectives or policies of that Fund or a proposed change in the investment advisory agreement for a particular Fund. Service Group Shares of the Funds shall vote separately on matters relating to the plan of distribution pursuant to Rule 12b-1 (see "Plan of Distribution"). The shares of the Funds have noncumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Trustees can elect all of the Trustees if they so choose.

The Declaration of Trust provides that the Trustees may hold office indefinitely, except that: (1) any Trustee may resign or retire; and (2) any Trustee may be removed with or without cause at any time: (a) by a written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (b) by vote of shareholders holding not less than two-thirds of the outstanding shares of the Trust, cast in person or by proxy at a meeting called for that purpose; or (c) by a written declaration signed by shareholders holding not less than two-thirds of the outstanding shares of the Trust and filed with the Trust's custodian. In case a vacancy or an anticipated vacancy shall for any reason exist, the vacancy shall be filled by the affirmative vote of a majority of the remaining Trustees, subject to the provisions of Section 16(a) of the 1940 Act.

Any group of shareholders representing 10% or more of the shares then outstanding may call a meeting for the purpose of removing one or more of the Trustees. If shareholders desire to call a meeting to consider the removal of one or more Trustees, they will be assisted in communicating with other shareholders. See the Statement of Additional Information for more information. Shareholder inquiries may be made in writing, addressed to the Funds at the address shown on the cover.

Under Massachusetts law, shareholders of a business trust may, under certain circumstances, be held personally liable as partners for the obligations of the Trust. The Declaration of Trust, therefore, contains provisions which are intended to mitigate such liability. See the Statement of Additional Information for further information about the Trust and its shares.

CALCULATION OF PERFORMANCE DATA. From time to time each Fund may advertise its total return. Each Fund may also advertise yield. Both yield and total return figures are based on historical earnings and are not intended to indicate future performance. Total return and yield are computed separately for Service Group and Institutional Shares. The yield of Institutional Shares is expected to be higher than the yield of Service Group Shares due to the distribution fees imposed on Service Group Shares.

The "total return" of a Fund refers to the average annual compounded rates of return over 1, 5 and 10 year periods that would equate an initial amount invested at the beginning of a stated period to the ending redeemable value of the investment. The calculation of total return assumes the reinvestment of all dividends and distributions, includes all recurring fees that are charged to all shareholder accounts and deducts all nonrecurring charges at the end of each period. If a Fund has been operating less than 1, 5 or 10 years, the time period during which the Fund has been operating is substituted.

In addition, the Funds may advertise other total return performance data ("Nonstandardized Return"). Nonstandardized Return shows as a percentage rate of return encompassing all elements of return (i.e., income and capital appreciation or depreciation); it assumes reinvestment of all dividends and capital gain distributions. Nonstandardized Return may be quoted for the same or different periods as those for which standardized return is quoted. Nonstandardized Return may consist of a cumulative percentage rate of return, actual year-by-year rates or any combination thereof.

The  "yield" of a Fund is computed by  dividing  the net  investment  income per
share  earned  during  a  thirty-day   (or  one  month)  period  stated  in  the
advertisement by the maximum offering price per share on the last day of the period (using the average number of shares entitled to receive dividends). The yield formula assumes that net investment income is earned and reinvested at a constant rate and annualized at the end of a six-month period. For the purpose of determining net investment income, the calculation includes among expenses of the Funds all recurring fees that are charged to all shareholder accounts and any nonrecurring charges for the period stated.

                           THE TATTERSALL BOND FUNDS
                              Service Group Shares
                                                  Send completed application to:
                                                       THE TATTERSALL BOND FUNDS
                                                            Shareholder Services
FUND SHARES APPLICATION                                            P.O. Box 5354
(Please type or print clearly)                         Cincinnati, OH 45201-5354
================================================================================
ACCOUNT REGISTRATION

o  Individual
               -----------------------------------------------------------------
               (First Name)  (Middle Initial)  (Last Name)  (Birthdate)  (SS#)

o  Joint*
               -----------------------------------------------------------------
               (First Name)  (Middle Initial)  (Last Name)  (Birthdate)  (SS#)

               *Joint accounts will be registered joint tenants with the right of survivorship unless otherwise indicated.

o  UGMA/UTMA                                               under the
               -------------------------------------------           -----------
               (First Name)  (Middle Initial)  (Last Name)            (State)

               Uniform Gifts/Transfers to Minors Act
                                                                    as Custodian
               ----------------------------------------------------
               (First Name)  (Middle Name)     (Last Name)

               -----------------------------------------------------------------
                       (Birthdate of Minor)           (SS # of Minor)

o  For Corporations,
   Partnerships,
   Trusts, Retire-
   ment Plans and
   Third Party IRSs

               -----------------------------------------------------------------
               Name of Corporation or Partnership. If a Trust, include the name(s) of Trustees in which account will be registered, and the date of the Trust instrument.


               -----------------------------------------------------------------
                               (Taxpayer Identification Number)
================================================================================
ADDRESS
Street or P.O. Box______________________________________________________________

City_______________________________________ State________________ Zip___________

Telephone__________ U.S. Citizen____ Resident Alien____ Non Resident____________
                                                          (Country of Residence)
================================================================================
DUPLICATE CONFIRMATION ADDRESS (if desired)
Name____________________________________________________________________________

Street or P.O. Box______________________________________________________________

City_______________________________________ State________________ Zip___________
================================================================================
INITIAL INVESTMENT (Minimum initial investment: $500,000 for Bond Fund; $100,000 for Short Term Bond Fund)

o Enclosed is a check payable to the applicable Fund for $________________ (Please indicate Fund below)

   o Tattersall Bond Fund          o Tattersall Short Term Bond Fund

By Mail: You may purchase shares by mail by completing and signing this application. Please mail with your check to the address above.

By Wire: You may purchase shares by wire. PRIOR TO SENDING THE WIRE, PLEASE CONTACT THE FUNDS AT 1-800-443-4249 SO THAT YOUR WIRE TRANSFER IS PROPERLY CREDITED TO YOUR ACCOUNT. Please forward your completed application by mail immediately thereafter to the Funds. The wire should be routed as follows:

          Star Bank, N.A.
          ABA #042000013
          For credit Williamsburg Investment Trust #485777056
          For The Tattersall Bond Fund or The Tattersall Short Term Bond Fund For (shareholder name and Social Security or Taxpayer ID Number)

DIVIDEND AND DISTRIBUTION INSTRUCTIONS
o  Reinvest all dividends and capital gains distributions
o  Reinvest all capital gain distributions; dividends to be paid in cash
o  Pay all dividends and capital gain distributions in cash

   o  By Check    o  By ACH to my bank checking or savings account.
                     PLEASE ATTACH A VOIDED CHECK.
================================================================================
SIGNATURE AUTHORIZATION - FOR USE BY CORPORATIONS, TRUSTS, PARTNERSHIPS AND OTHER INSTITUTIONS
Please retain a copy of this document for your files. Any modification of the information contained in this section will require an Amendment to this Application Form.

o  New Application     o  Amendment to previous Application dated ______________
                          Account No._________________

Name of Registered Owner _______________________________________________________

The following named person(s) are currently authorized signatories of the Registered Owner. Any ___________ of them is/are authorized under the applicable governing document to act with full power to sell, assign or transfer securities of THE TATTERSALL BOND FUNDS for the Registered Owner and to execute and deliver any instrument necessary to effectuate the authority hereby conferred:

           Name                        Title                     Signature

__________________________   __________________________   ______________________

__________________________   __________________________   ______________________

__________________________   __________________________   ______________________


THE TATTERSALL BOND FUNDS, or any agent of the Funds may, without inquiry, rely upon the instruction of any person(s) purporting to be an authorized person named above, or in any Amendment received by the Funds or their agent. The Funds and their Agent shall not be liable for any claims, expenses or losses resulting from having acted upon any instruction reasonably believed to be genuine.
================================================================================
                              SPECIAL INSTRUCTIONS
                              --------------------
REDEMPTION INSTRUCTIONS
Please honor any redemption instruction received via telegraphic or facsimile believed to be authentic.

o  Please mail redemption proceeds to the name and address of record

o Please wire redemptions to the commercial bank account indicated below (subject to a minimum wire transfer of $5,000)

Name as it appears on the account ______________________________________________

Commercial bank account # ______________________________________________________

ABA Routing # __________________________________________________________________

City, State and Zip in which bank is located ___________________________________

================================================================================
SIGNATURE AND TIN CERTIFICATION

I/We certify that I have full right and power, and legal capacity to purchase shares of the Funds and affirm that I have received a current prospectus and understand the investment objectives and policies stated therein. The investor hereby ratifies any instructions given pursuant to this Application and for himself and his successors and assigns does hereby release Countrywide Fund Services, Inc., Williamsburg Investment Trust, Tattersall Advisory Group, Inc., and their respective officers, employees, agents and affiliates from any and all liability in the performance of the acts instructed herein provided that such entities have exercised due care to determine that the instructions are genuine. I certify under the penalties of perjury that (1) the Social Security Number or Tax Identification Number shown is correct and (2) I am not subject to backup withholding. The certifications in this paragraph are required from all non-exempt persons to prevent backup withholding of 31% of all taxable distributions and gross redemption proceeds under the federal income tax law. The Internal Revenue Service does not require my consent to any provision of this document other than the certifications required to avoid backup withholding. (Check here if you are subject to backup withholding) [ ].

____________________________________      ______________________________________
APPLICANT                    DATE         JOINT APPLICANT                DATE

____________________________________      ______________________________________
OTHER AUTHORIZED SIGNATORY   DATE         OTHER AUTHORIZED SIGNATORY     DATE

                       THIS PAGE INTENTIONALLY LEFT BLANK

THE TATTERSALL BOND FUNDS

INVESTMENT ADVISOR
Tattersall Advisory Group, Inc.
6802 Paragon Place
Suite 200
Richmond, Virginia 23230

ADMINISTRATOR
Countrywide Fund Services, Inc.
312 Walnut Street
P.O. Box 5354
Cincinnati, Ohio 45201-5354
1-800-443-4249

CUSTODIAN
Star Bank, N.A.
425 Walnut Street
Cincinnati, Ohio  45202

INDEPENDENT AUDITORS
Tait, Weller & Baker
Eight Penn Center Plaza, Suite 800
Philadelphia, Pennsylvania 19103

LEGAL COUNSEL
Sullivan & Worcester LLP
One Post Office Square
Boston, Massachusetts 02109

BOARD OF TRUSTEES
Austin Brockenbrough, III
John T. Bruce
Charles M. Caravati, Jr.
J. Finley Lee, Jr.
Richard Mitchell
Richard L. Morrill
Harris V. Morrissette
Fred T. Tattersall
Erwin H. Will, Jr.
Samuel B. Witt, III

OFFICERS
Fred T. Tattersall, President
Craig D. Truitt, Vice President


No person has been authorized to give any information or to make any representations, other than those contained in this Prospectus, in connection with the offering contained in this Prospectus, and if given or made, such information or representations must not be relied upon as being authorized by the Funds. This Prospectus does not constitute an offer by the Funds to sell shares in any State to any person to whom it is unlawful for the Funds to make such offer in such State.

                                 THE TATTERSALL
                                   BOND FUNDS

                                 No-Load Funds

                              Institutional Shares

                                   PROSPECTUS
                                 AUGUST 1, 1998

                                    REVISED
                               DECEMBER 31, 1998

                               Investment Advisor
                        Tattersall Advisory Group, Inc.
                               Richmond, Virginia

                                                                      PROSPECTUS
                                                                  August 1, 1998
                                                       Revised December 31, 1998

                           THE TATTERSALL BOND FUNDS

                              INSTITUTIONAL SHARES

                                 No-Load Funds
================================================================================
The investment objective of THE TATTERSALL BOND FUND (the "Bond Fund") is to maximize total return, consisting of current income and capital appreciation (both realized and unrealized), consistent with the preservation of capital through active management of investment grade fixed income securities.

The investment objective of THE TATTERSALL SHORT TERM BOND FUND (the "Short Term Fund") is identical to that of the Bond Fund, with the distinction that the Short Term Fund intends to achieve this objective by investing in a portfolio of investment grade fixed income securities having a shorter average duration.

The Tattersall Bond Fund and The Tattersall Short Term Bond Fund are designed primarily for institutional investors who wish to take advantage of the professional investment management expertise of Tattersall Advisory Group, Inc., which serves as investment advisor to the Funds.

The Funds offer two classes of shares: Service Group Shares, sold subject to a 12b-1 fee up to .15% of average daily net assets, and Institutional Shares, sold without a 12b-1 fee. Each Service Group and Institutional Share of the Fund represents identical interests in the Fund's investment portfolio and has the same rights, except that (i) Service Group Shares bear the expenses of distribution fees, which will cause Service Group Shares to have a higher expense ratio and to pay lower dividends than Institutional Shares; (ii) certain class specific expenses will be borne solely by the class to which such expenses are attributable; and (iii) each class has exclusive voting rights with respect to matters affecting only that class.

                               INVESTMENT ADVISOR
                        Tattersall Advisory Group, Inc.
                               Richmond, Virginia

The Tattersall Bond Fund and the Tattersall Short Term Bond Fund (the "Funds") are NO-LOAD, diversified, open-end series of the Williamsburg Investment Trust, a registered management investment company. This Prospectus provides you with the basic information you should know before investing in the Funds. You should read it and keep it for future reference. While there is no assurance that the Funds will achieve their investment objectives, they endeavor to do so by following the investment policies described in this Prospectus. Service Group Shares are offered in a separate prospectus and additional information about Service Group Shares may be obtained by calling 1-800-443-4249.

A Statement of Additional Information, dated August 1, 1998, as revised on December 31, 1998 containing additional information about the Funds, has been filed with the Securities and Exchange Commission and is incorporated by reference in this Prospectus in its entirety. The Funds' address is P.O. Box 5354, Cincinnati, Ohio 45201-5354, and their telephone number is 1-800-443-4249. A copy of the Statement of Additional Information may be obtained at no charge by calling or writing the Funds.

--------------------------------------------------------------------------------
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
--------------------------------------------------------------------------------

TABLE OF CONTENTS
================================================================================
Prospectus Summary .......................................................     3
Synopsis of Costs and Expenses ...........................................     4
Financial Highlights .....................................................     5
Investment Objectives, Investment Policies and Risk Considerations .......     7
How to Purchase Shares ...................................................    12
How to Redeem Shares .....................................................    13
How Net Asset Value is Determined ........................................    15
Management of the Funds ..................................................    15
Dividends, Distributions, Taxes and Other Information ....................    17
Application ..............................................................    21

PROSPECTUS SUMMARY
================================================================================
THE FUNDS. The Tattersall Bond Fund (the "Bond Fund") and the Tattersall Short Term Bond Fund (the "Short Term Fund") are NO-LOAD, diversified, open-end series of the Williamsburg Investment Trust, a registered management investment company commonly known as a "mutual fund." Each represents a separate mutual fund with its own objectives and policies. An investor may elect one or both of the Funds to meet individual investment objectives, and may switch from one Fund to the other without charge when a shareholder's investment objectives or plans change. While there is no assurance that the Funds will achieve their investment objectives, they each endeavor to do so by following the investment policies described in this Prospectus. The Funds are primarily designed for tax exempt institutional investors such as pension and profit-sharing plans, endowments, foundations, and employee benefit trusts. Corporations and individual investors may invest in either Fund, although it should be noted that investment decisions of the Funds will not be influenced by any federal tax considerations, other than those considerations which apply to the Funds themselves.

INVESTMENT OBJECTIVES. The Bond Fund and the Short Term Fund are governed by virtually identical investment objectives and policies, WITH THE EXCEPTION of the average duration range of the individual Funds. Each Fund seeks to maximize total return, consisting of current income and capital appreciation (both realized and unrealized), consistent with the preservation of capital through active management of investment grade fixed income securities. For a more detailed explanation of the definition of "investment grade" securities, see "Investment Objectives, Investment Policies and Risk Considerations."

INVESTMENT APPROACH. The Advisor's philosophy in managing fixed income portfolios is to emphasize a disciplined balance between sector selection and moderate portfolio duration shifts to maximize total return. Duration is an important concept in the Advisor's fixed income management philosophy and, in the Advisor's opinion, provides a better measure of interest rate sensitivity than maturity for many fixed income securities. Each Fund intends to invest only in investment grade securities. Due to their controlled duration and quality standards, the Funds expect to exhibit less volatility than would mutual funds with longer average maturities and lower quality portfolios.

INVESTMENT ADVISOR. Tattersall Advisory Group, Inc. (the "Advisor") serves as investment advisor to each of the Funds. For its services, the Advisor receives compensation of 0.375% of the average daily net assets of each Fund. (See "Management of the Funds.")

PURCHASE OF SHARES. Institutional Shares are offered "No-Load," which means they may be purchased directly from the Funds without the imposition of any sales or 12b-1 charges.

     The minimum initial purchase for the Bond Fund is $500,000.
     The minimum initial purchase for the Short Term Fund is $100,000.

Subsequent investments in both Funds must be $1,000 or more. Shares may be purchased by individuals or organizations and may be appropriate for use in Tax Sheltered Retirement Plans. (See "How to Purchase Shares.")

REDEMPTION OF SHARES. There is currently no charge for redemptions from either Fund. Shares may be redeemed at any time in which the Funds are open for business at the net asset value next determined after receipt of a redemption request by the Funds. (See "How to Redeem Shares.")

DIVIDENDS AND DISTRIBUTIONS. Net investment income of the Funds is distributed quarterly. Net capital gains, if any, are distributed at least annually. Shareholders may elect to receive dividends and capital gain distributions in cash or the dividends and capital gain distributions may be reinvested in additional Fund shares. (See "Dividends, Distributions, Taxes and Other Information.")

MANAGEMENT. The Funds are series of the Williamsburg Investment Trust (the "Trust"), the Board of Trustees of which is responsible for overall management of the Trust and the Funds. The Trust has employed Countrywide Fund Services, Inc. (the "Administrator") to provide administration, accounting and transfer agent services. (See "Management of the Funds.")

SYNOPSIS OF COSTS AND EXPENSES
================================================================================
                            THE TATTERSALL BOND FUND
                              INSTITUTIONAL SHARES

SHAREHOLDER TRANSACTION EXPENSES: ..............................           None

ANNUAL FUND OPERATING EXPENSES:
        (As a percentage of net assets)
Investment Advisory Fees (after waivers) .......................          0.36%
Administrator's Fees ...........................................          0.08%
Other Expenses .................................................          0.07%
                                                                          -----
Total Fund Operating Expenses ..................................          0.51%
                                                                          =====

EXAMPLE: You would pay the following expenses on a $1,000 investment, whether or not you redeem at the end of the period, assuming 5% annual return:

          1 Year        3 Years        5 Years        10 Years
          ------        -------        -------        --------
           $ 5           $ 16           $ 29            $ 64

                      THE TATTERSALL SHORT TERM BOND FUND
                              INSTITUTIONAL SHARES

SHAREHOLDER TRANSACTION EXPENSES: ...............................          None

ANNUAL FUND OPERATING EXPENSES:
        (As a percentage of net assets)

Investment Advisory Fees (after waivers) ........................         0.00%
Administrator's Fees ............................................         0.24%
Other Expenses (after expense reimbursements) ...................         0.26%
                                                                          -----
Total Fund Operating Expenses ...................................         0.50%
                                                                          =====

EXAMPLE: You would pay the following expenses on a $1,000 investment, whether or not you redeem at the end of the period, assuming 5% annual return:

          1 Year        3 Years        5 Years        10 Years
          ------        -------        -------        --------
           $ 5           $ 16           $ 28            $ 63

The purpose of the foregoing tables is to assist investors in the Funds in understanding the various costs and expenses that they will bear directly or indirectly. See "Management of the Funds" for more information about the fees and costs of operating the Funds. The Annual Fund Operating Expenses shown above are based upon actual operating history for the fiscal year ended March 31, 1998. Absent the fee waivers by the Advisor, the Bond Fund's investment advisory fees would have been 0.375% of average daily net assets and total fund operating expenses would have been 0.53% of average daily net assets. Absent the fee waivers and expense reimbursements by the Advisor, the Short Term Fund's investment advisory fees would have been 0.375% of average daily net assets, other expenses would have been 0.33% of average net assets and total fund operating expenses would have been 0.95% of average daily net assets. THE EXAMPLES SHOWN SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES IN THE FUTURE MAY BE GREATER OR LESS THAN THOSE SHOWN.

The footnotes to the Financial Highlights table contain information concerning a decrease in the Bond Fund's expense ratio as a result of a directed brokerage arrangement.

FINANCIAL HIGHLIGHTS
================================================================================
The following audited financial information with respect to Institutional Shares of the Fund has been audited by Tait, Weller & Baker, independent accountants, whose report covering the fiscal year ended March 31, 1998 is contained in the Statement of Additional Information. This information should be read in conjunction with the Funds' latest audited annual financial statements and notes thereto, which are also contained in the Statement of Additional Information, a copy of which may be obtained at no charge by calling the Funds.

                            THE TATTERSALL BOND FUND
                              INSTITUTIONAL SHARES

                         Selected Per Share Data and Ratios for a Share Outstanding Throughout Each Period

                                                                                                                       Period
                                                                          Years Ended March 31,                         Ended
                                                  -------------------------------------------------------------------  March 31,
                                                    1998      1997      1996      1995      1994      1993      1992    1991(a)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period .........  $ 10.26   $ 10.39   $  9.97   $ 10.15   $ 10.82   $ 10.42   $  9.97   $ 10.00
                                                  -------   -------   -------   -------   -------   -------   -------   -------
Income from investment operations:
   Net investment income .......................     0.58      0.68      0.70      0.62      0.55      0.64      0.54      0.20
   Net realized and unrealized gains (losses)
      on investments ...........................     0.63     (0.12)     0.41     (0.18)    (0.30)     0.55      0.48     (0.03)
                                                  -------   -------   -------   -------   -------   -------   -------   -------
Total from investment operations ...............     1.21      0.56      1.11      0.44      0.25      1.19      1.02      0.17
                                                  -------   -------   -------   -------   -------   -------   -------   -------
Less distributions:
   Dividends from net investment income ........    (0.64)    (0.69)    (0.69)    (0.62)    (0.55)    (0.64)    (0.54)    (0.20)
   Distributions from net realized gains .......       --        --        --        --     (0.19)    (0.15)    (0.03)       --
   Distributions in excess of net realized gains       --        --        --        --     (0.18)       --        --        --
                                                  -------   -------   -------   -------   -------   -------   -------   -------
Total distributions ............................    (0.64)    (0.69)    (0.69)    (0.62)    (0.92)    (0.79)    (0.57)    (0.20)
                                                  -------   -------   -------   -------   -------   -------   -------   -------

Net asset value at end of period ...............  $ 10.83   $ 10.26   $ 10.39   $  9.97   $ 10.15   $ 10.82   $ 10.42   $  9.97
                                                  =======   =======   =======   =======   =======   =======   =======   =======

Total return ...................................   12.06%     5.52%    11.23%     4.56%     2.12%    11.69%    10.33%     5.70%(c)
                                                  =======   =======   =======   =======   =======   =======   =======   =======

Net assets at end of period (000's) ............  $96,250   $76,499   $74,774   $72,029   $64,029   $55,718   $29,727   $   794
                                                  =======   =======   =======   =======   =======   =======   =======   =======

Ratio of gross expenses to average net assets ..    0.53%     0.53%     0.56%     0.57%     0.60%     0.59%     0.80%     3.08%(c)

Ratio of net expenses to average net assets (b)     0.50%     0.50%     0.53%     0.53%     0.60%     0.59%     0.60%     0.90%(c)

Ratio of net investment income to
   average net assets ..........................    6.06%     6.48%     6.54%     6.28%     5.03%     6.09%     6.67%     7.07%(c)

Portfolio turnover rate ........................     235%      207%      268%      381%      381%      454%      484%       54%

(a) Represents the period from the commencement of operations (December 13, 1990) through March 31, 1991.

(b) Ratios were determined based on net expenses after reimbursements through a directed brokerage arrangement for periods after March 31, 1994 and investment advisory fees waived for the periods ended March 31, 1998, 1992 and 1991.

(c)  Annualized.

THE TATTERSALL SHORT TERM BOND FUND
Institutional Shares

                          Selected Per Share Data and Ratios for a Share Outstanding Throughout Each Period

                                                                                                                       Period
                                                                           Years Ended March 31,                        Ended
                                                      --------------------------------------------------------------   March 31,
                                                        1998       1997       1996       1995       1994       1993     1992(a)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period .............  $  9.61    $  9.72    $  9.64    $  9.82    $ 10.07    $  9.93    $ 10.00
                                                      -------    -------    -------    -------    -------    -------    -------
Income from investment operations:
   Net investment income ...........................     0.54       0.58       0.62       0.60       0.51       0.50       0.09
   Net realized and unrealized gains (losses)
      on investments ...............................     0.00      (0.11)      0.08      (0.17)     (0.23)      0.13      (0.07)
                                                      -------    -------    -------    -------    -------    -------    -------
Total from investment operations ...................     0.54       0.47       0.70       0.43       0.28       0.63       0.02
                                                      -------    -------    -------    -------    -------    -------    -------
Less distributions:
   Dividends from net investment income ............    (0.54)     (0.58)     (0.62)     (0.61)     (0.51)     (0.49)     (0.09)
   Distributions from net realized gains ...........       --         --         --         --      (0.02)        --         --
                                                      -------    -------    -------    -------    -------    -------    -------
Total distributions ................................    (0.54)     (0.58)     (0.62)     (0.61)     (0.53)     (0.49)     (0.09)
                                                      -------    -------    -------    -------    -------    -------    -------

Net asset value at end of period ...................  $  9.61    $  9.61    $  9.72    $  9.64    $  9.82    $ 10.07    $  9.93
                                                      =======    =======    =======    =======    =======    =======    =======

Total return .......................................    5.76%      5.01%      7.38%      4.53%      2.76%      6.40%      0.99%(c)
                                                      =======    =======    =======    =======    =======    =======    =======

Net assets at end of period (000's) ................  $10,212    $ 9,924    $ 9,426    $14,122    $18,715    $15,580    $ 5,320
                                                      =======    =======    =======    =======    =======    =======    =======

Ratio of net expenses to average net assets (b) ....    0.50%      0.50%      0.50%      0.50%      0.50%      0.50%      0.50%(c)

Ratio of net investment income to average net assets    5.64%      5.96%      6.27%      6.04%      5.22%      5.24%      4.86%(c)

Portfolio turnover rate ............................     109%        62%       157%       144%       324%       289%        97%

(a) Represents the period from the commencement of operations (January 21, 1992) through March 31, 1992.

(b) Absent investment advisory fees waived and expenses reimbursed by the Advisor, the ratios of expenses to average net assets would have been 0.95%, 0.94%, 0.85%, 0.85%, 0.81%, 0.82% and 0.81%(c) for the periods ended
     March 31, 1998, 1997, 1996, 1995, 1994, 1993 and 1992, respectively.

(c)  Annualized.

Further information about the performance of the Funds is contained in the Annual Report, a copy of which may be obtained at no charge by calling the Funds.

INVESTMENT OBJECTIVES, INVESTMENT POLICIES AND RISK CONSIDERATIONS
================================================================================
The investment objective of each Fund is to maximize total return, consisting of current income and capital appreciation, both realized and unrealized, through active management of a portfolio of investment grade fixed income securities. Any investment involves risk, and there can be no assurance that the Funds will achieve their investment objectives. The investment objective of each Fund may not be altered without the prior approval of a majority (as defined by the Investment Company Act of 1940) of the Fund's shares.

The Advisor's philosophy in the management of fixed income securities utilizes a disciplined balance between sector selection and moderate portfolio duration shifts to maximize total return. The Advisor's determination of optimal duration for each Fund is based on economic indicators, inflation trends, credit demands, monetary policy and global influences as well as psychological and technical factors. The Funds endeavor to invest in securities and market sectors which the Advisor believes are undervalued by the marketplace. The selection of undervalued bonds by the Advisor is based on, among other things, historical yield relationships, credit risk, market volatility and absolute levels of interest rates, as well as supply and demand factors.

The Funds are designed primarily to allow institutional investors to take advantage of the professional investment management expertise of Tattersall Advisory Group, Inc. Each Fund will be managed in a manner that closely resembles that of other bond portfolios of similar maturity and duration managed by the Advisor. The Advisor uses a wide variety of securities and techniques in managing fixed income portfolios. As the fixed income markets evolve, the Advisor may invest in other types of securities than those specifically identified in this Prospectus if the Advisor views these investments to be consistent with the overall investment objectives and policies of the Funds. The securities and techniques the Advisor currently expects to utilize are described below.

DURATION. Duration is an important concept in the Advisor's fixed income management philosophy. "Duration" and "maturity" are different concepts and should not be substituted for one another for purposes of understanding the investment philosophy of either Fund. The Advisor believes that for most fixed income securities "duration" provides a better measure of interest rate sensitivity than maturity. Whereas maturity takes into account only the final principal payments to determine the risk of a particular bond, duration weights all potential cash flows (principal, interest and reinvestment income) on an expected present value basis, to determine the "effective life" of the security.

The Advisor intends to limit the portfolio duration of the Bond Fund to a 2 year minimum and a 6 year maximum. The Advisor intends to maintain a portfolio duration for the Short Term Fund of less than 3 years. In addition, the Advisor intends to limit the duration of any one single security of the Short Term Fund to a maximum duration of 5 years. The precise point of each Fund's duration within these ranges will depend on the Advisor's view of the market. For the purposes of the Funds, the duration calculation used is Macaulay duration adjusted for option features (such as call features or prepayment options). Adjusting for option features requires assumptions with respect to the probability of that option being exercised. These assumptions will be determined by the Advisor based on then current market conditions.

The Funds expect the average maturity of their portfolios to be longer than the average duration. How much longer will depend upon, among other factors, the composition of coupons (higher coupons imply shorter duration), as well as overall interest rate levels (higher interest rates generally will result in shorter duration relative to maturity). It should be noted that for some securities the standard duration calculation does not accurately reflect interest rate sensitivity. For example, mortgage pass-through securities, Collateralized Mortgage Obligations and Asset Backed Securities require estimates of principal prepayments which are critical in determining interest rate sensitivity. Floating rate securities, because of the interest rate adjustment feature, are not appropriate for the standard duration calculation. In these and other similar situations, the Advisor will use more sophisticated techniques to determine interest rate sensitivity of securities of the Funds.

INVESTMENT GRADE SECURITIES. Each Fund intends to limit its investment purchases to investment grade securities. The Funds define investment grade securities as those securities which, in the Advisor's opinion, have the characteristics described by any of the nationally recognized statistical rating organizations ("NRSROs"), Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Ratings Group ("S&P"), Fitch Investors Service, Inc. ("Fitch") or Duff & Phelps ("D&P"), in their four highest rating grades. For S&P, Fitch and D&P those ratings are AAA, AA, A and BBB. For Moody's those ratings are Aaa, Aa, A and Baa. For a description of each rating grade, see the Statement of Additional Information.

Each Fund invests exclusively in those securities rated investment grade by one or more of the NRSROs or, if not rated, are considered by the Advisor to have essentially the same characteristics and quality as securities having such ratings. There may also be instances where the Advisor purchases securities which are rated investment grade by one NRSRO and which are not rated or rated below investment grade by other NRSROs, and such securities would be eligible for purchase by the Funds. Issues rated within the fourth highest grade (those rated lower than A) are considered speculative in certain respects and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to pay principal and interest than is the case with higher grade securities. The final determination of quality and value will remain with the Advisor. Although the Advisor utilizes the ratings of various credit rating services as one factor in establishing creditworthiness, it relies primarily upon it own analysis of factors establishing creditworthiness. For as long as the Funds hold a fixed income issue, the Advisor monitors the issuer's credit standing. In the event a security's rating is reduced below a Fund's minimum requirements, the Fund will sell the security, subject to market conditions and the Advisor's assessment of the most opportune time for sale. Although lower rated securities will generally provide higher yields than higher rated securities of similar maturities, they are subject to a greater degree of market fluctuation.

U.S. GOVERNMENT SECURITIES. U.S. Government Securities include direct obligations of the U.S. Treasury, securities issued or guaranteed as to interest and principal by agencies or instrumentalities of the U.S. Government, or any of the foregoing subject to repurchase agreements (See "Repurchase Agreements.") While obligations of some U.S. Government sponsored entities are supported by the full faith and credit of the U.S. Government, several are supported by the right of the issuer to borrow from the U.S. Government, and still others are supported only by the credit of the issuer itself. The guarantee of the U.S. Government does not extend to the yield or value of the U.S. Government Securities held by the Funds or to either Fund's shares. See the Statement of Additional Information for a more detailed description.

MORTGAGE PASS-THROUGH CERTIFICATES. Obligations of the Government National Mortgage Association ("GNMA"), the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC") include direct pass-through certificates representing undivided ownership interests in pools of mortgages. Such certificates are guaranteed as to payment of principal and interest (but not as to price and yield) by the issuer. In the case of securities issued by GNMA, the payment of principal and interest would be backed by the full faith and credit of the U.S. Government. Mortgage pass-through certificates issued by FNMA or FHLMC would be guaranteed as to payment of principal and interest by the credit of the issuing U.S. Government agency. Securities issued by other non-governmental entities (such as commercial banks or mortgage bankers) may offer credit enhancement such as guarantees, insurance, or letters of credit. Mortgage pass-through certificates are subject to more rapid prepayment than their stated maturity date would indicate; their rate of prepayment tends to accelerate during periods of declining interest rates or increased property transfers and, as a result, the proceeds from such prepayments may be reinvested in instruments which have lower yields. To the extent such securities were purchased at a premium, such prepayments could result in capital losses. The issuer of a pass-through mortgage certificate does not guarantee premiums or market value of its issue.

COLLATERALIZED MORTGAGE OBLIGATIONS. The Funds intend to invest in collateralized mortgage obligations ("CMOs") which are generally backed by mortgage pass-through securities or whole mortgage loans. CMOs are usually structured into classes of varying maturities and principal payment priorities. The prepayment sensitivity of each class may or may not resemble that of the CMOs' collateral depending on the maturity and structure of that class. CMOs pay interest and principal (including prepayments) monthly, quarterly or semiannually. Most CMOs are AAA rated, reflecting the credit quality of the underlying collateral; however, some classes carry greater price risk than that of their underlying collateral. The Advisor will invest in CMO classes only if their characteristics and interest rate sensitivity fit the investment objectives and policies of the individual Fund.

OTHER MORTGAGE RELATED SECURITIES. In addition to the mortgage pass-through securities and the CMOs mentioned above, the Funds may also invest in other mortgage derivative products if the Advisor views them to be consistent with the overall policies and objectives of the Funds. Current offerings include "principal only" (PO) and "interest only" (IO) Stripped Mortgage Backed
Securities ("SMBS"). POs and IOs are created when a mortgage pass-through certificate is separated into two securities - one security representing a claim to principal distributions and the other representing a claim to the corresponding interest payments. As prepayments on the underlying mortgage loans rise (typically when interest rates fall), the PO security holders receive their principal sooner than expected, which serves to increase the POs' yield. The IO security holders receive interest payments only on the outstanding principal amount of the underlying mortgage loans. Therefore, if prepayments on the notional principal of the IO rise, the IOs' price will fall. As POs generally benefit from declining interest rates and IOs generally benefit from rising interest rates, these securities can provide an effective way to stabilize portfolio value.

SMBS are much more sensitive to prepayment fluctuations than are regular mortgage-backed securities and therefore involve more risk. Due to the deep discounted prices of SMBS, any mismatch in actual versus anticipated prepayments of principal will significantly increase or decrease the yield to maturity. In general, changes in interest rate levels will have the greatest effect on prepayments. Sufficiently high prepayment rates could result in purchasers of IOs not recovering the full amount of their initial investment. The Funds will not invest more than 10% of their total assets in SMBS.

The Advisor expects that governmental, government related and private entities may create other mortgage related securities offering mortgage pass-through and mortgage collateralized instruments in addition to those described herein. As new types of mortgage related securities are developed and offered to the investment community, the Advisor will, consistent with the particular Fund's investment objectives, policies and quality standards, consider making investments in such new types of mortgage related securities.

ASSET BACKED SECURITIES. Other Asset Backed Securities have been offered to investors backed by loans such as automobile loans, home equity loans, credit card receivables, marine loans, recreational vehicle loans and manufactured housing loans. Typically, Asset Backed Securities represent undivided fractional interests in a fund whose assets consist of a pool of loans and security interests in the collateral securing the loans. Payments of principal and interest on Asset Backed Securities are passed through monthly to certificate holders. In some cases Asset Backed Securities are divided into senior and subordinated classes so as to enhance the quality of the senior class. Underlying loans are subject to prepayment, which may reduce the overall return to certificate holders. If the subordinated classes are exhausted and the full amounts due on underlying loans are not received because of unanticipated costs, depreciation, damage or loss of the collateral securing the contracts, or other factors, certificate holders may experience delays in payment or losses on Asset Backed Securities. The Funds may invest in other Asset Backed Securities that may be developed in the future.

ZERO COUPON AND ORIGINAL ISSUE DISCOUNT ("OID") BONDS. Some securities may be offered without coupons or with very low coupons. These bonds will typically be more interest rate sensitive than a comparable maturity current coupon bond. The majority of zero coupon bonds have been created when a qualified U.S. Government Security is exchanged for a series of "Strips" through the Federal Reserve Bank. Strips have been created from, among others, U.S. Treasury, Resolution Trust Corporation and Financing Corporation securities. A number of U.S. Government Securities have also been repackaged by broker-dealers or commercial banks into trusts which issue zero coupon receipts such as U.S. Treasury Receipts ("TRs") or Treasury Investment Growth Receipts ("TIGRs"). Zero coupon and original issue discount bonds generate income under generally accepted accounting principles, but do not generate cash flow, resulting in the possibility that the Funds may be required to sell portfolio securities to make distributions as required under Subchapter M of the Internal Revenue Code.

CORPORATE BONDS. The Funds' investments in corporate debt securities will be based on credit analysis and value determination by the Advisor. The Advisor's selection of bonds or industries within the corporate bond sector is determined by, among other factors, historical yield relationships between bonds or industries, the current and anticipated credit of the borrower, and call features, as well as supply and demand factors.

VARIABLE AND FLOATING RATE SECURITIES. The Funds may invest in variable or floating rate securities which adjust the interest rate paid at periodic intervals based on an interest rate index. Typically floating rate securities use as their benchmark an index such as the 1, 3 or 6 month LIBOR, 3, 6 or 12 month Treasury bills, or the Federal Funds rate. Resets of the rates can occur at predetermined intervals or whenever changes in the benchmark index occur.

MONEY MARKET INSTRUMENTS. Money market instruments will typically represent a portion of each Fund's portfolio, as funds awaiting investment, to accumulate cash for anticipated purchases of portfolio securities and to provide for shareholder redemptions and operational expenses of the Funds. Money market instruments mature in thirteen months or less from the date of purchase and include U.S. Government Securities (defined above) and corporate debt securities (including those subject to repurchase agreements), bankers' acceptances and certificates of deposit of domestic branches of U.S. banks, and commercial paper (including variable amount demand master notes). At the time of purchase, money market instruments will have a short-term rating in the highest category from any NRSRO or, if not so rated, issued by a corporation having an outstanding unsecured debt issue rated in the three highest categories of any NRSRO or, if not so rated, of equivalent quality in the Advisor's opinion. See the Statement of Additional Information for a further description of money market instruments.

INVESTMENT  COMPANIES.  Each Fund may invest in the  securities  of open-end and closed-end investment companies which are generally authorized to invest in securities eligible for purchase by the Funds. To the extent the Funds do so, Fund shareholders would indirectly pay a portion of the operating costs of the underlying investment companies. These costs include management, brokerage, shareholder servicing and other operational expenses. Indirectly, then, shareholders may pay higher operational costs than if they owned the underlying investment companies directly. In addition, shares of closed-end investment companies frequently trade at a discount from their net asset values. This characteristic of shares of a closed-end investment company is a risk separate and distinct from the risk that its net asset value will decrease.

Neither Fund presently intends to invest more than 10% of its total assets in securities of other investment companies. In addition, neither Fund will invest more than 5% of its total assets in securities of any single investment company, nor will either Fund purchase more than 3% of the outstanding voting securities of any investment company.

FACTORS TO CONSIDER. Neither Fund is intended to be a complete investment program and there can be no assurance that the Funds will achieve their investment objectives. The fixed income securities in which the Funds will invest are subject to fluctuation in value. Such fluctuations may be based on movements in interest rates or on changes in the creditworthiness of the issuers, which may result from adverse business and economic developments or proposed corporate transactions, such as a leveraged buy-out or recapitalization of the issuer. The value of the Funds' fixed income securities will generally vary inversely with the direction of prevailing interest rate movements. Consequently, should interest rates increase or the creditworthiness of an issuer deteriorate, the value of the Funds' fixed income securities would decrease in value, which would have a depressing influence on the Funds' net asset values. The Funds may borrow using their assets as collateral, but only under certain limited conditions. Borrowing, if done, would tend to exaggerate the effects of market fluctuations on a Fund's net asset value until repaid. (See "Borrowing.")

SECURITIES LENDING. Each Fund may lend up to 33% of its portfolio securities to broker-dealers or other institutional investors. Since there could be a delay in the recovery of loaned securities or even a loss of rights in collateral supplied should the borrower fail financially, loans will not be made unless, in the judgment of the Advisor, the consideration to be earned from such loans would justify the risk. Collateral will be maintained in excess of 100% of the value of the underlying securities, determined by marking to market daily those securities involved in the lending program. It is expected that the Funds will use the cash portions of loan collateral to invest in short-term income-producing securities. These practices may be amended from time to time as regulatory provisions permit. Securities lending for purposes of discussion in this Prospectus should not be confused with "Borrowing" below.

BORROWING. Each Fund may borrow, temporarily, up to 5% of its total assets for extraordinary purposes and may increase this limit to 15% of its total assets to meet redemption requests which might otherwise require untimely disposition of portfolio holdings. To the extent the Funds borrow for these purposes, the effects of market price fluctuations on portfolio net asset value will be exaggerated. If while such borrowing is in effect, the value of the particular Fund's assets declines, the Fund would be forced to liquidate portfolio securities when it is disadvantageous to do so. The Funds would incur interest and other transaction costs in connection with such borrowing. A Fund will not make any additional investments while its outstanding borrowings exceed 5% of the current value of its total assets.

PORTFOLIO TURNOVER. Portfolio turnover will not be a limiting factor when the Advisor deems changes appropriate. While portfolio turnover is difficult to predict in an active fixed income portfolio, it is expected that annual portfolio turnover will vary between 100% and 500% with respect to each Fund. Market conditions may dictate, however, a higher rate of turnover in a particular year. The degree of portfolio turnover affects the brokerage costs of the Funds and may have an impact on the amount of taxable distributions to shareholders.

REPURCHASE AGREEMENTS. The Funds may acquire U.S. Government Securities or other high-grade debt securities subject to repurchase agreements. A repurchase agreement transaction occurs when the Funds acquire a security and simultaneously resell it to the vendor (normally a member bank of the Federal Reserve or a registered Government Securities dealer) for delivery on an agreed upon future date. The repurchase price exceeds the purchase price by an amount which reflects an agreed upon market interest rate earned by the Funds effective for the period of time during which the repurchase agreement is in effect. Delivery pursuant to the resale typically will occur within one to five days of the purchase. For purposes of the Investment Company Act of 1940 (the "1940 Act"), a repurchase agreement is considered to be a loan collateralized by the securities subject to the repurchase agreement. Neither Fund will enter into a repurchase agreement which will cause more than 10% of its assets to be invested in repurchase agreements which extend beyond seven days and other illiquid securities.

INVESTMENT LIMITATIONS. For the purpose of limiting the Funds' exposure to risk, each Fund has adopted certain limitations which, together with its investment objective, are considered fundamental policies which may not be changed without shareholder approval. Each Fund will not: (1) issue senior securities, borrow money or pledge its assets, except that it may borrow from banks as a temporary measure (a) for extraordinary or emergency purposes, in amounts not exceeding 5% of either Fund's total assets, or (b) in order to meet redemption requests which might otherwise require untimely disposition of portfolio securities, in amounts not exceeding 15% of either Fund's total assets, and may pledge its assets to secure all such borrowings; (2) invest more than 10% of a Fund's assets in other illiquid securities, including repurchase agreements maturing in over seven days, and other securities for which there is no established market or for which market quotations are not readily available; (3) write, acquire or sell puts, calls or combinations thereof, or purchase or sell commodities, commodities contracts, futures contracts or related options; and (4) invest more than 5% of its total assets in the securities of any one issuer. Other fundamental investment limitations are listed in the Statement of Additional Information.

HOW TO PURCHASE SHARES
================================================================================
There are NO SALES COMMISSIONS CHARGED TO INVESTORS. Assistance in opening accounts may be obtained from the Administrator by calling 1-800-443-4249, or by writing to the Funds at the address shown below for regular mail orders. Assistance is also available through any broker-dealer authorized to sell shares of the Funds. Such broker-dealer may charge you a fee for its services. Payment for shares purchased may be made through your account at the broker-dealer processing your application and order to purchase. Your investment will purchase shares at a Fund's net asset value next determined after your order is received by the Funds in proper order as indicated herein.

     The minimum initial investment in the Bond Fund is $500,000.
     The minimum initial investment in the Short Term Fund is $100,000.

The Funds may, in the Advisor's sole discretion, accept certain accounts with less than the stated minimum initial investment.

Payment must be made by check or money order drawn on a U.S. bank and payable in U.S. dollars. All orders received by the Administrator, whether by mail, bank wire or facsimile order from a qualified broker-dealer, prior to 4:00 p.m., Eastern time, will purchase shares at the net asset value next determined on that business day. If your order is not received by 4:00 p.m. Eastern time, your order will purchase shares at the net asset value determined on the next business day. (See "How Net Asset Value is Determined.")

Due to Internal Revenue Service ("IRS") regulations, applications without social security or tax identification numbers will not be accepted. If, however, you have already applied for a social security or tax identification number at the time of completing your account application, the application should so indicate. The Funds are required to, and will, withhold taxes on all distributions and redemption proceeds if the number is not delivered to the Funds within 60 days.

Investors  should  be  aware  that  the  Funds'  account  application   contains
provisions in favor of the Funds, the Administrator and certain of their affiliates, excluding such entities from certain liabilities (including, among others, losses resulting from unauthorized shareholder transactions) relating to the various services made available to investors.

Should an order to purchase shares be cancelled because your check does not clear, you will be responsible for any resulting losses or fees incurred by the Funds or the Administrator in the transaction.

REGULAR MAIL ORDERS. Please complete and sign the Account Application form accompanying this Prospectus and send it with your check, made payable to the appropriate Fund, and mail it to:

                            The Tattersall Bond Funds
                            c/o Shareholder Services
                            P.O. Box 5354
                            Cincinnati, Ohio 45201-5354

BANK WIRE ORDERS. Investments can be made directly by bank wire. To establish a new account or add to an existing account by wire, please call the Funds, at 1-800-443-4249, before wiring funds, to advise the Funds of the investment, the dollar amount and the account registration. This will ensure prompt and accurate handling of your investment. Please have your bank use the following wiring instructions to purchase by wire:

        Star Bank, N.A.
        ABA# 042000013
        For Williamsburg Investment Trust #485777056
        For either:     The Tattersall Bond Fund or
                        The Tattersall Short Term Bond Fund
        (Shareholder name and account number)

It is important that the wire contain all the information and that the Funds receive prior telephone notification to ensure proper credit. Once your wire is sent you should, as soon as possible thereafter, complete and mail your Account Application to the Funds as described under "Regular Mail Orders," above.

ADDITIONAL INVESTMENTS. You may add to your account by mail or wire (minimum additional investment of $1,000) at any time by purchasing shares at the then current net asset value as aforementioned. Before making additional investments by bank wire, please call the Funds at 1-800-443-4249 to alert the Funds that your wire is to be sent. Follow the wire instructions above to send your wire. When calling for any reason, please have your account number ready, if known. Mail orders should include, when possible, the "Invest by Mail" stub which is attached to your Fund confirmation statement. Otherwise, be sure to identify your account in your letter.

EXCHANGE PRIVILEGE. You may use proceeds from the redemption of shares of either Fund to purchase Institutional Shares of the other Fund offering shares for sale in your state of residence. There is no charge for this exchange privilege.
Before making an exchange, you should read the portion of the Prospectus relating to the Fund into which the shares are to be exchanged. The shares of the Fund to be acquired will be purchased at the net asset value next determined after acceptance of the exchange request in writing by the Administrator. The exchange of shares of one Fund for shares of the other Fund is treated, for federal income tax purposes, as a sale on which you may realize taxable gain or loss. To prevent the abuse of the exchange privilege to the disadvantage of other shareholders, each Fund reserves the right to terminate or modify the exchange offer upon 60 days' notice to shareholders.

EMPLOYEES AND AFFILIATES OF THE FUNDS. The minimum purchase requirement is not applicable to accounts of Trustees, officers or employees of the Funds or certain parties related thereto. The minimum initial investment for such accounts is $5,000. See the Statement of Additional Information for further details.

STOCK CERTIFICATES. Stock certificates will not be issued for your shares. Evidence of ownership will be given by issuance of periodic account statements which will show the number of shares owned.

HOW TO REDEEM SHARES
================================================================================
Shares of the Funds may be redeemed on each day that the Funds are open for business by sending a written request to the Funds. The Funds are open for business on each day the New York Stock Exchange (the "Exchange") is open for business. Any redemption may be for more or less than the purchase price of your shares depending on the market value of the Funds' portfolio securities. All redemption orders received in proper form, as indicated herein, by the Administrator prior to 4:00 p.m. Eastern time will redeem shares at the net asset value determined as of that business day's close of trading. Otherwise, your order will redeem shares on the next business day. You may also redeem your shares through a broker-dealer who may charge you a fee for its services.

The Board of Trustees reserves the right to involuntarily redeem any account having an account value of less than $100,000 (due to redemptions, exchanges or transfers, and not due to market action) upon 60 days' written notice. If the shareholder brings his account value up to $100,000 or more during the notice period, the account will not be redeemed. Redemptions from retirement plans may be subject to tax withholding.

If you are uncertain of the requirements for redemption, please contact the Funds, at 1-800-443-4249, or write to the address shown below.

REGULAR MAIL REDEMPTIONS. Your request should be addressed to The Tattersall Bond Funds, P.O. Box 5354, Cincinnati, Ohio 45201-5354. Your request for redemption must include:

1) your letter of instruction or a stock assignment specifying the Bond Fund or the Short Term Fund, the account number, and the number of shares or dollar amount to be redeemed. This request must be signed by all registered shareholders in the exact names in which they are registered;

2)   any required signature guarantees (see "Signature Guarantees"); and

3) other supporting legal documents, if required in the case of estates, trusts, guardianships, custodianships, corporations, partnerships, pension or profit sharing plans, and other organizations.

Your redemption proceeds will be mailed to you within three business days after receipt of your redemption request. However, a Fund may delay forwarding a redemption check for recently purchased shares while it determines whether the purchase payment will be honored. Such delay (which may take up to 15 days) may be reduced or avoided if the purchase is made by certified check, government check or wire transfer. In such cases, the net asset value next determined after receipt of the request for redemption will be used in processing the redemption and your redemption proceeds will be mailed to you upon clearance of your check to purchase shares. The Funds may suspend redemption privileges or postpone the date of payment (i) during any period that the Exchange is closed, or trading on the Exchange is restricted as determined by the Securities and Exchange Commission (the "Commission"), (ii) during any period when an emergency exists as defined by the rules of the Commission as a result of which it is not reasonably practicable for the Funds to dispose of securities owned by them, or to fairly determine the value of their assets, and (iii) for such other periods as the Commission may permit.

You can choose to have redemption proceeds mailed to you at your address of record, your bank, or to any other authorized person, or you can have the proceeds sent by bank wire to your bank ($5,000 minimum). Shares of the Funds may not be redeemed by wire on days in which your bank is not open for business. Redemption proceeds will only be sent to the bank account or person named in your Account Application currently on file with the Funds. You can change your redemption instructions anytime you wish by filing a letter including your new redemption instructions with the Funds. (See "Signature Guarantees.")

There is currently no charge by the Administrator for wire redemptions. However, the Administrator reserves the right, upon thirty days' written notice, to make reasonable charges for wire redemptions. All charges will be deducted from your account by redemption of shares in your account. Your bank or brokerage firm may also impose a charge for processing the wire. In the event that wire transfer of funds is impossible or impractical, the redemption proceeds will be sent by mail to the designated account.

SIGNATURE  GUARANTEES.  To  protect  your  account  and the  Funds  from  fraud, signature guarantees are required to be sure that you are the person who has authorized a redemption in an amount over $25,000, or a change in registration or standing instructions for your account. Signature guarantees are required for
(1) requests to redeem shares having a value of greater than $25,000, (2) change of registration requests, and (3) requests to establish or change redemption services other than through your initial account application. Signature guarantees are acceptable from a member bank of the Federal Reserve System, a savings and loan institution, credit union, registered broker-dealer or a member firm of a U.S. Stock Exchange, and must appear on the written request for redemption or change of registration.

HOW NET ASSET VALUE IS DETERMINED
================================================================================
The net asset value of each Fund is determined on each business day that the Exchange is open for trading, as of the close of the Exchange (currently 4:00 p.m., Eastern time). Net asset value per share is determined by dividing the total value of all Fund securities (valued at market value) and other assets, less liabilities, by the total number of shares then outstanding. Net asset value includes interest on fixed income securities, which is accrued daily. See the Statement of Additional Information for further details.

Securities which are traded over-the-counter are priced at the last sale price, if available, otherwise, at the last quoted bid price. Securities traded on a national exchange will be valued based upon the closing price on the valuation date on the principal exchange where the security is traded. It is expected that fixed income securities will ordinarily be traded in the over-the-counter market. When market quotations are not readily available, fixed income securities may be valued on the basis of prices provided by an independent pricing service. The prices provided by the pricing service are determined with consideration given to institutional bid and last sale prices and take into account securities prices, yields, maturities, call features, ratings, institutional trading in similar groups of securities and developments related to specific securities. The Trustees will satisfy themselves that such pricing services consider all appropriate factors relevant to the value of such securities in determining their fair value. Securities and other assets for which no quotations are readily available will be valued in good faith at fair value using methods determined by the Board of Trustees.

MANAGEMENT OF THE FUNDS
================================================================================
The Funds are diversified series of the Williamsburg Investment Trust (the "Trust"), an investment company organized as a Massachusetts business trust in July 1988, which was formerly known as The Nottingham Investment Trust. The Board of Trustees has overall responsibility for management of the Funds under the laws of Massachusetts governing the responsibilities of trustees of business trusts. The Statement of Additional Information identifies the Trustees and officers of the Trust and the Funds and provides information about them.

INVESTMENT  ADVISOR.  Subject  to  the  authority  of  the  Board  of  Trustees,
Tattersall  Advisory  Group,  Inc.  (the  "Advisor")  provides  the Funds with a continuous program of supervision of each Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies and the purchase and sale of securities, pursuant to Investment Advisory Agreements with the Trust. The Advisor is also responsible for the selection of broker-dealers through which the Funds execute portfolio transactions, subject to brokerage policies established by the Trustees, and provides certain executive personnel to the Funds.

The Advisor is a Virginia corporation controlled by Fred T. Tattersall. Prior to February 28, 1997, the investment advisor to each Fund was Lowe, Brockenbrough & Tattersall, Inc. ("LB&T"), of which Mr. Tattersall and Austin Brockenbrough III were the controlling shareholders. On February 28, 1997, LB&T was reorganized by means of a corporate restructuring into two separate legal entities: LB&T, owned by Mr. Brockenbrough, and the Advisor, owned by Mr. Tattersall. The Advisor manages the fixed-income accounts (including the Funds) formerly managed by LB&T. In addition to acting as Advisor to the Funds, the Advisor provides investment advice to corporations, trusts, pension and profit sharing plans, other business and institutional accounts and individuals.

Both the Bond Fund and the Short Term Fund are managed on a day to day basis by a committee comprised of the Advisor's fixed income portfolio management professionals, with each portfolio professional responsible for designated specific sectors of the fixed income market. Prior to February 28, 1997, the Funds were managed by the same group of professionals, but such professionals were employed by LB&T.

Compensation of the Advisor is at the annual rate of 0.375% of each Fund's average daily net assets. For the fiscal year ended March 31, 1998, the Advisor received $310,227 in investment advisory fees from the Bond Fund (net of fee waivers), which represented 0.36% of the Bond Fund's average daily net assets. For the fiscal year ended March 31, 1998, the Advisor waived its entire investment advisory fee from the Short Term Fund and reimbursed the Fund for $6,909 of other operating expenses.

The Advisor currently intends to waive its investment advisory fees to the extent necessary to limit the total operating expenses of Institutional Shares of each Fund to 0.50% per annum of its average daily net assets. However, there is no assurance that any voluntary fee waivers will continue in the current or future fiscal years, and expenses of Institutional Shares of each Fund may therefore exceed 0.50% of its average daily net assets.

The  Advisor's  address is 6802 Paragon  Place,  Suite 200,  Richmond,  Virginia
23230.

ADMINISTRATOR.  The Funds have retained  Countrywide  Fund  Services,  Inc. (the
"Administrator"), P.O. Box 5354, Cincinnati, Ohio 45201, to provide administrative, pricing, accounting, dividend disbursing, shareholder servicing and transfer agent services. The Administrator is a wholly-owned indirect subsidiary of Countrywide Credit Industries, Inc., a New York Stock Exchange listed company principally engaged in the business of residential mortgage lending. The Administrator supplies executive, administrative and regulatory services, supervises the preparation of tax returns, and coordinates the preparation of reports to shareholders and reports to and filings with the Securities and Exchange Commission and state securities authorities. In addition, the Administrator calculates daily net asset value per share and maintains such books and records as are necessary to enable it to perform its duties.

Each Fund pays the Administrator a base fee for these services at the annual rate of 0.075% of the average value of its daily net assets up to $200 million and 0.05% of such assets in excess of $200 million (subject to a minimum fee of $2,000 per month with respect to each Fund) plus a surcharge of $1,000 per month. The Administrator also charges the Funds for certain costs involved with the daily valuation of investment securities and is reimbursed for out-of-pocket expenses.

CUSTODIAN. The Custodian of the Funds' assets is Star Bank, N.A. (the "Custodian"). The Custodian's mailing address is 425 Walnut Street, Cincinnati, Ohio 45202. The Advisor, Administrator or interested persons thereof may have banking relationships with the Custodian.

OTHER FUND COSTS. The Funds pay all expenses not assumed by the Advisor, including its fees. Fund expenses include, among others, the fees and expenses, if any, of the Trustees and officers who are not "affiliated persons" of the Advisor, fees of the Funds' Custodian, interest expense, taxes, brokerage fees and commissions, fees and expenses of the Funds' shareholder servicing operations, fees and expenses of qualifying and registering the Funds' shares under federal and state securities laws, expenses of preparing, printing and distributing prospectuses and reports to existing shareholders, auditing and legal expenses, insurance expenses, association dues, and the expense of shareholders' meetings and proxy solicitations. The Funds are also liable for any nonrecurring expenses that may arise such as litigation to which the Funds may be a party. The Funds may be obligated to indemnify the Trustees and officers with respect to such litigation. All expenses of a Fund are accrued daily on the books of such Fund at a rate which, to the best of its belief, is equal to the actual expenses expected to be incurred by the Fund in accordance with generally accepted accounting practices. For the fiscal year ended March 31, 1998, the expense ratio of Institutional Shares of each Fund was 0.50% of its average daily net assets after expense reimbursements.

BROKERAGE. The Funds have adopted brokerage policies which allow the Advisor to prefer brokers which provide research or other valuable services to the Advisor and/or the Funds. In all cases, the primary consideration for selection of broker-dealers through which to execute brokerage transactions will be to obtain the most favorable price and execution for the Funds. Research services obtained through the Funds' brokerage transactions may be used by the Advisor for its other clients; conversely, the Funds may benefit from research services obtained through the brokerage transactions of the Advisor's other clients. The Statement of Additional Information contains more information about the management and brokerage practices of the Funds. It is anticipated that most securities transactions of the Funds will be handled on a principal, rather than agency, basis. Fixed income securities are normally traded on a net basis (without commission) through broker-dealers and banks acting for their own account. Such firms attempt to profit from buying at the bid price and selling at the higher asked price of the market, the difference being referred to as the spread.

DIVIDENDS, DISTRIBUTIONS, TAXES AND OTHER INFORMATION
================================================================================
The Statement of Additional Information contains additional information about the federal income tax implications of an investment in the Funds in general and, particularly, with respect to dividends and distributions and other matters. Shareholders should be aware that dividends from the Funds which are derived in whole or in part from interest on U.S. Government Securities may not be taxable for state income tax purposes. Other state income tax implications are not covered, nor is this discussion exhaustive on the subject of federal income taxation. Consequently, investors should seek qualified tax advice.

Each Fund intends to remain qualified as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986 (the "Code") and will distribute all of its net income and realized capital gains to shareholders. Shareholders are liable for taxes on distributions of net income and realized capital gains of the Funds but, of course, shareholders who are not subject to tax on their income will not be required to pay taxes on amounts distributed to them. The Funds intend to declare dividends quarterly, payable in March, June, September and December, on a date selected by the Trustees. In addition, distributions may be made annually in December out of any net short-term or long-term capital gains derived from the sale of securities realized through October 31 of that year. Each Fund may make a supplemental distribution of capital gains at the end of its fiscal year. The nature and amount of all dividends and distributions will be identified separately when tax information is distributed by the Funds at the end of each year. The Funds intend to withhold 30% on taxable dividends and any other payments that are subject to such withholding and are neither citizens nor residents of the U.S.

There is no fixed dividend rate, and there can be no assurance as to the payment of any dividends or the realization of any gains for either Fund. Current practice of the Funds, subject to the discretion of the Board of Trustees, is for declaration and payment of income dividends during the last week of each calendar quarter. All dividends and capital gains distributions are reinvested in additional shares of the Funds unless the shareholder requests in writing to receive dividends and/or capital gains distributions in cash. That request must be received by the Funds prior to the record date to be effective as to the next dividend. Tax consequences to shareholders of dividends and distributions are the same if received in cash or if received in additional shares of the Funds.

TAX STATUS OF THE FUNDS. If a Fund is qualified as a "regulated investment company" under the Code, it will not be liable for federal income taxes on amounts paid as dividends and distributions. The Code contains a number of complex requirements which an investment company must meet in order to qualify. For a more detailed discussion of the tax status of the Funds, see "Additional Tax Information" in the Statement of Additional Information.

PRINCIPAL  SHAREHOLDERS.  Rockingham  Health Care,  Inc.,  235 Cantrell  Avenue,
Harrisonburg, Virginia, owned of record 36.6% of the Short Term Fund's outstanding shares as of July 2, 1998 and may therefore be deemed to control the Fund.

DESCRIPTION OF FUND SHARES AND OTHER MATTERS. The Declaration of Trust of the Williamsburg Investment Trust currently provides for the shares of twelve funds, or series, to be issued. Shares of all twelve series have currently been issued, in addition to the Bond Fund and the Short Term Fund described in this
Prospectus: shares of the FBP Contrarian Balanced Fund and the FBP Contrarian Equity Fund, which are managed by Flippin, Bruce & Porter, Inc. of Lynchburg, Virginia; shares of The Government Street Equity Fund, The Government Street Bond Fund and The Alabama Tax Free Bond Fund, which are managed by T. Leavell & Associates, Inc. of Mobile, Alabama; shares of The Jamestown Balanced Fund, The Jamestown Equity Fund, The Jamestown International Equity Fund and The Jamestown Tax Exempt Virginia Fund, which are managed by Lowe, Brockenbrough & Company, Inc. of Richmond, Virginia; and shares of The Davenport Equity Fund, which is managed by Davenport & Company LLC of Richmond, Virginia. The Trustees are permitted to create additional series at any time.

Shares are freely transferable, have no preemptive or conversion rights and, when issued, are fully paid and non-assessable. Upon liquidation of the Trust or a particular Fund of the Trust, holders of the outstanding shares of the Fund being liquidated shall be entitled to receive, in proportion to the number of shares of the Fund held by them, the excess of that Fund's assets over its liabilities. Each outstanding share is entitled to one vote for each full share and a fractional vote for each fractional share, on all matters which concern the Trust as a whole. On any matter submitted to a vote of shareholders, all shares of the Trust then issued and outstanding and entitled to vote, irrespective of the Fund, shall be voted in the aggregate and not by Fund, except (i) when required by the 1940 Act, shares shall be voted by individual Fund; and (ii) when the matter does not affect any interest of a particular Fund, then only shareholders of the affected Fund or Funds shall be entitled to vote thereon. Examples of matters which affect only a particular Fund could be a proposed change in the fundamental investment objectives or policies of that Fund or a proposed change in the investment advisory agreement for a particular Fund. Each class of shares of the Funds shall vote separately on matters relating to its own distribution arrangements. The shares of the Funds have noncumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Trustees can elect all of the Trustees if they so choose.

The Declaration of Trust provides that the Trustees may hold office indefinitely, except that: (1) any Trustee may resign or retire; and (2) any Trustee may be removed with or without cause at any time: (a) by a written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (b) by vote of shareholders holding not less than two-thirds of the outstanding shares of the Trust, cast in person or by proxy at a meeting called for that purpose; or (c) by a written declaration signed by shareholders holding not less than two-thirds of the outstanding shares of the Trust and filed with the Trust's custodian. In case a vacancy or an anticipated vacancy shall for any reason exist, the vacancy shall be filled by the affirmative vote of a majority of the remaining Trustees, subject to the provisions of Section 16(a) of the 1940 Act.

Any group of shareholders representing 10% or more of the shares then outstanding may call a meeting for the purpose of removing one or more of the Trustees. If shareholders desire to call a meeting to consider the removal of one or more Trustees, they will be assisted in communicating with other shareholders. See the Statement of Additional Information for more information. Shareholder inquiries may be made in writing, addressed to the Funds at the address shown on the cover.

Under Massachusetts law, shareholders of a business trust may, under certain circumstances, be held personally liable as partners for the obligations of the Trust. The Declaration of Trust, therefore, contains provisions which are intended to mitigate such liability. See the Statement of Additional Information for further information about the Trust and its shares.

CALCULATION OF PERFORMANCE DATA. From time to time each Fund may advertise its total return. Each Fund may also advertise yield. Both yield and total return figures are based on historical earnings and are not intended to indicate future performance. Total return and yield are computed separately for Service Group and Institutional Shares. The yield of Institutional Shares is expected to be higher than the yield of Service Group Shares due to the distribution fees imposed on Service Group Shares.

The "total return" of a Fund refers to the average annual compounded rates of return over 1, 5 and 10 year periods that would equate an initial amount invested at the beginning of a stated period to the ending redeemable value of the investment. The calculation of total return assumes the reinvestment of all dividends and distributions, includes all recurring fees that are charged to all shareholder accounts and deducts all nonrecurring charges at the end of each period. If a Fund has been operating less than 1, 5 or 10 years, the time period during which the Fund has been operating is substituted.

In addition, the Funds may advertise other total return performance data ("Nonstandardized Return"). Nonstandardized Return shows as a percentage rate of return encompassing all elements of return (i.e., income and capital appreciation or depreciation); it assumes reinvestment of all dividends and capital gain distributions. Nonstandardized Return may be quoted for the same or different periods as those for which standardized return is quoted. Nonstandardized Return may consist of a cumulative percentage rate of return, actual year-by-year rates or any combination thereof.

The  "yield" of a Fund is computed by  dividing  the net  investment  income per
share  earned  during  a  thirty-day   (or  one  month)  period  stated  in  the
advertisement by the maximum offering price per share on the last day of the period (using the average number of shares entitled to receive dividends). The yield formula assumes that net investment income is earned and reinvested at a constant rate and annualized at the end of a six-month period. For the purpose of determining net investment income, the calculation includes among expenses of the Funds all recurring fees that are charged to all shareholder accounts and any nonrecurring charges for the period stated.

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20

                           THE TATTERSALL BOND FUNDS
                              Institutional Shares
                                                  Send completed application to:
                                                       THE TATTERSALL BOND FUNDS
                                                            Shareholder Services
FUND SHARES APPLICATION                                            P.O. Box 5354
(Please type or print clearly)                         Cincinnati, OH 45201-5354
================================================================================
ACCOUNT REGISTRATION

o  Individual
               -----------------------------------------------------------------
               (First Name)  (Middle Initial)  (Last Name)  (Birthdate)  (SS#)

o  Joint*
               -----------------------------------------------------------------
               (First Name)  (Middle Initial)  (Last Name)  (Birthdate)  (SS#)

               *Joint accounts will be registered joint tenants with the right of survivorship unless otherwise indicated.

o  UGMA/UTMA                                               under the
               -------------------------------------------           -----------
               (First Name)  (Middle Initial)  (Last Name)            (State)

               Uniform Gifts/Transfers to Minors Act
                                                                    as Custodian
               ----------------------------------------------------
               (First Name)  (Middle Name)     (Last Name)

               -----------------------------------------------------------------
                       (Birthdate of Minor)           (SS # of Minor)

o  For Corporations,
   Partnerships,
   Trusts, Retire-
   ment Plans and
   Third Party IRSs

               -----------------------------------------------------------------
               Name of Corporation or Partnership. If a Trust, include the name(s) of Trustees in which account will be registered, and the date of the Trust instrument.


               -----------------------------------------------------------------
                               (Taxpayer Identification Number)
================================================================================
ADDRESS

Street or P.O. Box______________________________________________________________

City_______________________________________ State________________ Zip___________

Telephone__________ U.S. Citizen____ Resident Alien____ Non Resident____________
                                                          (Country of Residence)
================================================================================
DUPLICATE CONFIRMATION ADDRESS (if desired)

Name____________________________________________________________________________

Street or P.O. Box______________________________________________________________

City_______________________________________ State________________ Zip___________
================================================================================
INITIAL INVESTMENT (Minimum initial investment: $500,000 for Bond Fund; $100,000 for Short Term Bond Fund)

o Enclosed is a check payable to the applicable Fund for $__________ (Please indicate Fund below)

   o Tattersall Bond Fund (82)       o Tattersall Short Term Bond Fund (83)

o  Funds were wired to Star Bank on _____________ in the amount of $____________

By Mail: You may purchase shares by mail by completing and signing this application. Please mail with your check to the address above.

By Wire: You may purchase shares by wire. PRIOR TO SENDING THE WIRE, PLEASE CONTACT THE FUNDS AT 1-800-443-4249 SO THAT YOUR WIRE TRANSFER IS PROPERLY CREDITED TO YOUR ACCOUNT. Please forward your completed application by mail immediately thereafter to the Funds. The wire should be routed as follows:

          Star Bank, N.A.
          ABA #042000013
          For credit Williamsburg Investment Trust #485777056
          For The Tattersall Bond Fund or The Tattersall Short Term Bond Fund For (shareholder name and Social Security or Taxpayer ID Number)

DIVIDEND AND DISTRIBUTION INSTRUCTIONS
o  Reinvest all dividends and capital gains distributions

o  Reinvest all capital gain distributions; dividends to be paid in cash

o  Pay all dividends and capital gain distributions in cash

   o  By Check        o  By ACH to my bank checking or savings account.
                         PLEASE ATTACH A VOIDED CHECK.
================================================================================
SIGNATURE AUTHORIZATION - FOR USE BY CORPORATIONS, TRUSTS, PARTNERSHIPS AND OTHER INSTITUTIONS
Please retain a copy of this document for your files. Any modification of the information contained in this section will require an Amendment to this Application Form.

o  New Application     o  Amendment to previous Application dated ______________
                          Account No._________________

Name of Registered Owner________________________________________________________

The following named person(s) are currently authorized signatories of the Registered Owner. Any ____________ of them is/are authorized under the applicable governing document to act with full power to sell, assign or transfer securities of THE TATTERSALL BOND FUNDS for the Registered Owner and to execute and deliver any instrument necessary to effectuate the authority hereby conferred:

            Name                     Title                    Signature

__________________________   ______________________   __________________________

__________________________   ______________________   __________________________

__________________________   ______________________   __________________________

THE TATTERSALL BOND FUNDS, or any agent of the Funds may, without inquiry, rely upon the instruction of any person(s) purporting to be an authorized person named above, or in any Amendment received by the Funds or their agent. The Funds and their Agent shall not be liable for any claims, expenses or losses resulting from having acted upon any instruction reasonably believed to be genuine.
================================================================================
                              SPECIAL INSTRUCTIONS
                              --------------------
REDEMPTION INSTRUCTIONS
Please honor any redemption instruction received via telegraphic or facsimile believed to be authentic.

o  Please mail redemption proceeds to the name and address of record

o Please wire redemptions to the commercial bank account indicated below (subject to a minimum wire transfer of $5,000)

Name as it appears on the account ______________________________________________

Commercial bank account # ______________________________________________________

ABA Routing # __________________________________________________________________

City, State and Zip in which bank is located ___________________________________

================================================================================
SIGNATURE AND TIN CERTIFICATION

I/We certify that I have full right and power, and legal capacity to purchase shares of the Funds and affirm that I have received a current prospectus and understand the investment objectives and policies stated therein. The investor hereby ratifies any instructions given pursuant to this Application and for himself and his successors and assigns does hereby release Countrywide Fund Services, Inc., Williamsburg Investment Trust, Tattersall Advisory Group, Inc., and their respective officers, employees, agents and affiliates from any and all liability in the performance of the acts instructed herein provided that such entities have exercised due care to determine that the instructions are genuine. I certify under the penalties of perjury that (1) the Social Security Number or Tax Identification Number shown is correct and (2) I am not subject to backup withholding. The certifications in this paragraph are required from all non-exempt persons to prevent backup withholding of 31% of all taxable distributions and gross redemption proceeds under the federal income tax law. The Internal Revenue Service does not require my consent to any provision of this document other than the certifications required to avoid backup withholding. (Check here if you are subject to backup withholding) [ ].

____________________________________      ______________________________________
APPLICANT                    DATE         JOINT APPLICANT                DATE

____________________________________      ______________________________________
OTHER AUTHORIZED SIGNATORY   DATE         OTHER AUTHORIZED SIGNATORY     DATE

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                                                                              23

THE TATTERSALL BOND FUNDS

INVESTMENT ADVISOR
Tattersall Advisory Group, Inc.
6802 Paragon Place
Suite 200
Richmond, Virginia 23230

ADMINISTRATOR
Countrywide Fund Services, Inc.
312 Walnut Street
P.O. Box 5354
Cincinnati, Ohio 45201-5354
1-800-443-4249

CUSTODIAN
Star Bank, N.A.
425 Walnut Street
Cincinnati, Ohio  45202

INDEPENDENT AUDITORS
Tait, Weller & Baker
Eight Penn Center Plaza, Suite 800
Philadelphia, Pennsylvania 19103

LEGAL COUNSEL
Sullivan & Worcester LLP
One Post Office Square
Boston, Massachusetts 02109

BOARD OF TRUSTEES
Austin Brockenbrough, III
John T. Bruce
Charles M. Caravati, Jr.
J. Finley Lee, Jr.
Richard Mitchell
Richard L. Morrill
Harris V. Morrissette
Fred T. Tattersall
Erwin H. Will, Jr.
Samuel B. Witt, III

OFFICERS
Fred T. Tattersall, President
Craig D. Truitt, Vice President

No person has been authorized to give any information or to make any representations, other than those contained in this Prospectus, in connection with the offering contained in this Prospectus, and if given or made, such information or representations must not be relied upon as being authorized by the Funds. This Prospectus does not constitute an offer by the Funds to sell shares in any State to any person to whom it is unlawful for the Funds to make such offer in such State.

                       STATEMENT OF ADDITIONAL INFORMATION

                            THE TATTERSALL BOND FUNDS

                            The Tattersall Bond Fund
                       The Tattersall Short Term Bond Fund


                                 August 1, 1998
                            Revised December 31, 1998

                                    Series of
                          WILLIAMSBURG INVESTMENT TRUST
                          312 Walnut Street, 21st Floor
                             Cincinnati, Ohio 45202
                            Telephone 1-800-443-4249


                                TABLE OF CONTENTS
                                -----------------

INVESTMENT OBJECTIVES AND POLICIES..........................................   2
DESCRIPTION OF BOND RATINGS.................................................   5
INVESTMENT LIMITATIONS......................................................   8
TRUSTEES AND OFFICERS.......................................................  10
INVESTMENT ADVISOR..........................................................  15
ADMINISTRATOR...............................................................  16
OTHER SERVICES..............................................................  16
BROKERAGE...................................................................  17
SPECIAL SHAREHOLDER SERVICES................................................  18
PLAN OF DISTRIBUTION........................................................  19
PURCHASE OF SHARES..........................................................  20
REDEMPTION OF SHARES........................................................  21
NET ASSET VALUE DETERMINATION...............................................  22
ALLOCATION OF TRUST EXPENSES................................................  22
ADDITIONAL TAX INFORMATION..................................................  22
CAPITAL SHARES AND VOTING...................................................  24
CALCULATION OF PERFORMANCE DATA.............................................  25
FINANCIAL STATEMENTS AND REPORTS............................................  27

This Statement of Additional Information is not a prospectus and should only be read in conjunction with the Prospectus of The Tattersall Bond Funds (the "Funds") dated August 1, 1998, as revised December 31, 1998. The Prospectus may be obtained from the Funds, at the address and phone number shown above, at no charge.

                       INVESTMENT OBJECTIVES AND POLICIES

All information contained herein applies to both The Tattersall Bond Fund (the "Bond Fund") and The Tattersall Short Term Bond Fund (the "Short Term Fund") unless otherwise noted.

The investment objectives and policies of the Funds are described in the Prospectus. Supplemental information about these policies is set forth below. Certain capitalized terms used herein are defined in the Prospectus.

REPURCHASE AGREEMENTS. The Funds may acquire U.S. Government Securities subject to repurchase agreements. A repurchase transaction occurs when, at the time a Fund purchases a security (normally a U.S. Treasury obligation), it also resells it to the vendor (normally a member bank of the Federal Reserve System or a registered Government Securities dealer) and must deliver the security (and/or securities substituted for them under the repurchase agreement) to the vendor on an agreed upon date in the future. Such securities, including any securities so substituted, are referred to as the "Repurchase Securities." The repurchase price exceeds the purchase price by an amount which reflects an agreed upon market interest rate effective for the period of time during which the repurchase agreement is in effect.

The majority of these transactions run day to day and the delivery pursuant to the resale typically will occur within one to five days of the purchase. The Funds' risk is limited to the ability of the vendor to pay the agreed upon sum upon the delivery date; in the event of bankruptcy or other default by the vendor, there may be possible delays and expenses in liquidating the instrument purchased, decline in its value and loss of interest. These risks are minimized when the Funds hold a perfected security interest in the Repurchase Securities and can therefore sell the instrument promptly. Under guidelines issued by the Trustees, the Advisor will carefully consider the creditworthiness during the term of the repurchase agreement. Repurchase agreements are considered as loans collateralized by the Repurchase Securities, such agreements being defined as "loans" under the Investment Company Act of 1940 (the "1940 Act"). The return on such "collateral" may be more or less than that from the repurchase agreement. The market value of the resold securities will be monitored so that the value of the "collateral" is at all times as least equal to the value of the loan, including the accrued interest earned thereon. All Repurchase Securities will be held by the Funds' custodian either directly or through a securities depository.

SECURITIES OF UNSEASONED COMPANIES. The securities of unseasoned companies (those in business less than three years, including predecessors and, in the case of bonds, guarantors) may have a limited trading market, which may adversely affect disposition. If other investors attempt to dispose of such holdings when the Funds desire to do so, the Funds could receive lower prices than might otherwise be obtained. Because of the increased risk over larger, better known companies, each Fund limits its investments in the securities of unseasoned issuers to no more than 5% of its total assets.

U.S. GOVERNMENT SECURITIES. Each Fund may invest in debt obligations which are issued or guaranteed by the U.S. Government, its agencies and instrumentalities ("U.S. Government Securities") as described herein. U.S. Government Securities include the following securities: (1) U.S. Treasury obligations of various interest rates, maturities and issue dates, such as U.S. Treasury bills (mature in one year or less), U.S. Treasury notes (mature in one to seven years), and U.S. Treasury bonds (mature in more than seven years), the payments of principal and interest of which are all backed by the full faith and credit of the U.S. Government; (2) obligations issued or guaranteed by U.S. Government agencies or instrumentalities, some of which are backed by the full faith and credit of the U.S. Government, e.g., obligations of the Government National Mortgage Association ("GNMA"), the Farmers Home Administration and the Export Import Bank; some of which do not carry the full faith and credit of the U.S. Government but which are supported by the right of the issuer to borrow from the U.S. Government, e.g., obligations of the Tennessee Valley Authority, the U.S. Postal Service, the Federal National Mortgage Association ("FNMA"), and the Federal Home Loan Mortgage Corporation ("FHLMC"); and some of which are backed only by the credit of the issuer itself, e.g., obligations of the Student Loan Marketing Association, the Federal Home Loan Banks and the Federal Farm Credit Bank; and (3) any of the foregoing purchased subject to repurchase agreements as described herein. The Funds do not intend to invest in "zero coupon" Treasury securities. The guarantee of the U.S. Government does not extend to the yield or value of the Funds' shares.

Obligations of GNMA, FNMA and FHLMC may include direct pass-through "Certificates," representing undivided ownership interests in pools of mortgages. Such Certificates are guaranteed as to payment of principal and interest (but not as to price and yield) by the U.S. Government or the issuing agency. Mortgage Certificates are subject to more rapid prepayment than their stated maturity date would indicate; their rate of prepayment tends to accelerate during periods of declining interest rates and, as a result, the proceeds from such prepayments may be reinvested in instruments which have lower yields. To the extent such securities were purchased at a premium, such prepayments could result in capital losses. The U.S. Government does not guarantee premiums and market value of U.S. Government Securities.

DESCRIPTION OF MONEY MARKET INSTRUMENTS. Money market instruments may include U.S. Government Securities or corporate debt obligations (including those subject to repurchase agreements) as described herein, provided that they mature in thirteen months or less from the date of acquisition and are otherwise eligible for purchase by the Funds. Money market instruments also may include Bankers' Acceptances and Certificates of Deposit of domestic branches of U.S. banks, Commercial Paper and Variable Amount Demand Master Notes ("Master Notes"). BANKERS' ACCEPTANCES are time drafts drawn on and "accepted" by a bank, are the customary means of effecting payment for merchandise sold in import-export transactions and are a source of financing used extensively in international trade. When a bank "accepts" such a time draft, it assumes liability for its payment. When the Funds acquire a Bankers' Acceptance, the bank which "accepted" the time draft is liable for payment of interest and principal when due. The Bankers' Acceptance, therefore, carries the full faith and credit of such bank. A CERTIFICATE OF DEPOSIT ("CD") is an unsecured interest-bearing debt obligation of a bank. CDs acquired by the Funds would generally be in amounts of $100,000 or more. COMMERCIAL PAPER is an unsecured, short-term debt obligation of a bank, corporation or other borrower. Commercial Paper maturity generally ranges from two to 270 days and is usually sold on a discounted basis rather than as an interest-bearing instrument. The Funds will invest in Commercial Paper only if it is rated in the highest rating category by any nationally recognized statistical rating organization ("NRSRO") or, if not rated, the issuer must have an outstanding unsecured debt issue rated in the three highest categories by any NRSRO or, if not so rated, be of equivalent quality in the Advisor's assessment. Commercial Paper may include Master Notes of the same quality. MASTER NOTES are unsecured obligations which are redeemable upon demand of the holder and which permit the investment of fluctuating amounts at varying rates of interest. Master Notes are acquired by the Funds only through the Master Note program of the Funds' custodian, acting as administrator thereof. The Advisor will monitor, on a continuous basis, the earnings power, cash flow and other liquidity ratios of the issuer of a Master Note held by the Funds.

FORWARD COMMITMENT AND WHEN-ISSUED SECURITIES. The Funds may purchase securities on a when-issued basis or for settlement at a future date if the Funds hold sufficient assets to meet the purchase price. In such purchase transactions the Funds will not accrue interest on the purchased security until the actual settlement. Similarly, if a security is sold for a forward date, the Funds will accrue the interest until the settlement of the sale. When-issued security purchases and forward commitments have a higher degree of risk of price movement before settlement due to the extended time period between the execution and settlement of the purchase or sale. As a result, the exposure to the counterparty of the purchase or sale is increased. Although the Funds would generally purchase securities on a forward commitment or when-issued basis with the intention of taking delivery, the Funds may sell such a security prior to the settlement date if the Advisor felt such action was appropriate. In such a case, the Funds could incur a short-term gain or loss.

RESTRICTED SECURITIES. Each Fund may purchase securities that are not registered ("restricted securities") under the 1933 Act, but can be offered and sold to "qualified institutional buyers" under Rule 144A of the 1933 Act. However, a Fund will not invest more than 10% of its assets in illiquid investments, which includes securities that are not readily marketable and restricted securities, unless the Board of Trustees determines, based upon a continuing review of the trading markets for the specific restricted security, that such restricted securities are liquid. The Board of Trustees may adopt guidelines and delegate to the Advisor the daily function of determining and monitoring liquidity of restricted securities. It is not possible to predict with accuracy how the markets for certain restricted securities will develop. Investing in restricted securities could have the effect of increasing the level of a Fund's illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these securities. Each Fund currently intends to limit its investments in restricted securities to no more than 5% of its net assets.

                           DESCRIPTION OF BOND RATINGS

The various ratings used by the NRSROs are described below. A rating by an NRSRO represents the organization's opinion as to the credit quality of the security being traded. However, the ratings are general and are not absolute standards of quality or guarantees as to the creditworthiness of an issuer. Consequently, the Advisor believes that the quality of fixed-income securities in which the Funds may invest should be continuously reviewed and that individual analysts give different weightings to the various factors involved in credit analysis. A rating is not a recommendation to purchase, sell or hold a security because it does not take into account market value or suitability for a particular investor. When a security has received a rating from more than one NRSRO, each rating is evaluated independently. Ratings are based on current information furnished by the issuer or obtained by the NRSROs from other sources that they consider reliable. Ratings may be changed, suspended or withdrawn as a result of changes in or unavailability of such information, or for other reasons.

DESCRIPTION OF MOODY'S INVESTORS SERVICE, INC.'S BOND RATINGS:

     Aaa: Bonds rated Aaa are judged to be of the best quality. These bonds carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa: Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large in Aa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements that make the long term risks appear somewhat larger than in Aaa securities.

     A: Bonds rated A possess many favorable investment attributes and are to be considered upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present that suggest a susceptibility to impairment sometime in the future.

     Baa: Bonds rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Moody's applies numerical modifiers (1,2 and 3) with respect to bonds rated Aa, A and Baa. The modifier 1 indicates that the bond being rated ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the bond ranks in the lower end of its generic rating category.

DESCRIPTION OF STANDARD & POOR'S RATINGS GROUP'S BOND RATINGS:

     AAA: This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

     AA: Bonds rated AA also qualify as high quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

     A: Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

     BBB: Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

To provide more detailed indications of credit quality, the AA, A and BBB ratings may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories.

DESCRIPTION OF FITCH INVESTORS SERVICE INC.'S BOND RATINGS:

     AAA: Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

     AA: Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA.

     A: Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

     BBB: Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore, impair timely payment.

To provide more detailed indications of credit quality, the AA, A and BBB ratings may be modified by the addition of a plus or minus sign to show relative standing within a rating category.

DESCRIPTION OF DUFF & PHELPS CREDIT RATING CO.'S BOND RATINGS:

     AAA: This is the highest rating credit quality. The risk factors are negligible, being only slightly more than for risk- free U.S. Treasury debt.

     AA: Bonds rated AA are considered to be of high credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

     A: Bonds rated A have average protection factors. However risk factors are more variable and greater in periods of economic stress.

     BBB: Bonds rated BBB have below average protection factors, but are considered sufficient for prudent investment. There is considerable variability in risk during economic cycles.

                             INVESTMENT LIMITATIONS

The Funds have adopted the following investment limitations, in addition to those described in the Prospectus, which cannot be changed without approval by holders of a majority of the outstanding voting shares of the Funds. A "majority" for this purpose, means the lesser of (i) 67% of a Fund's outstanding shares represented in person or by proxy at a meeting at which more than 50% of its outstanding shares are represented, or (ii) more than 50% of its outstanding shares.

Under these limitations, each Fund MAY NOT:

(1) Invest more than 5% of the value of its total assets in the securities of any one issuer or acquire more than 10% of the outstanding voting securities of any one issuer (except that securities of the U.S. Government, its agencies or instrumentalities are not subject to these limitations);

(2) Invest 25% or more of the value of its total assets in any one industry or group of industries (except that securities of the U.S. Government, its agencies and instrumentalities are not subject to these limitations);

(3) Invest in the securities of any issuer if any of the officers or trustees of the Trust or its Advisor who own beneficially more than 1/2 of 1% of the outstanding securities of such issuer together own more than 5% of the outstanding securities of such issuer;

(4) Invest for the purpose of exercising control or management of another issuer;

(5) Invest in interests in real estate, real estate mortgage loans, oil, gas or other mineral exploration or development programs, except that the Funds may invest in the securities of companies (other than those which are not readily marketable) which own or deal in such things, and the Funds may invest in certain mortgage backed securities as described in the Prospectus under "Investment Objectives, Investment Policies and Risk Considerations";

(6) Underwrite securities issued by others, except to the extent a Fund may be deemed to be an underwriter under the federal securities laws in connection with the disposition of portfolio securities;

(7) Purchase securities on margin (but the Funds may obtain such short-term credits as may be necessary for the clearance of transactions);

(8) Make short sales of securities or maintain a short position, except short sales "against the box." (A short sale is made by selling a security the Fund does not own. A short sale is "against the box" to the extent the Fund contemporaneously owns or has the right to obtain at no added cost securities identical to those sold short.);

(9) Participate on a joint or joint and several basis in any trading account in securities;

(10) Purchase real estate or interests in real estate, except that securities in which the Funds invest may themselves have investment in real estate or interests in real estate (the Funds do invest in securities composed of mortgages against real estate);

(11) Invest more than 10% of the value of its net assets in the aggregate in illiquid securities (potentially including repurchase agreements with a maturity of greater than 7 days, Interest Only or Principal Only securities, and mortgage backed strips which may not be readily marketable); or

(12) Write, purchase or sell puts, calls or combinations thereof, or purchase or sell commodities, commodities contracts, futures contracts or related options, or purchase, sell or write warrants.

Percentage restrictions stated as an investment policy or investment limitation apply at the time of investment; if a later increase or decrease in percentage beyond the specified limits results from a change in securities values or total assets, it will not be considered a violation.

While the Funds have reserved the right to make short sales "against the box" (limitation number 8, above), the Advisor has no present intention of engaging in such transactions at this time or during the coming year.

                              TRUSTEES AND OFFICERS

Following are the Trustees and executive officers of the Williamsburg Investment Trust (the "Trust"), their present position with the Trust or Funds, age, principal occupation during the past 5 years and their aggregate compensation from the Trust for the fiscal year ended March 31, 1998:

Name, Position,                                           Principal Occupation                          Compensation
Age  and Address                                          During Past 5 Years                           From the Trust
------------------                                        --------------------                          --------------
Austin Brockenbrough III (age 61)                         President and Managing                               None
Trustee**                                                 Director of Lowe, Brockenbrough
President                                                 & Company, Inc.,
The Jamestown International Equity                        Richmond, Virginia;
The Jamestown Tax Exempt Virginia Fund                    Director of Tredegar Industries,
6620 West Broad Street                                    Inc. (plastics manufacturer) and
Suite 300                                                 Wilkinson O'Grady & Co. Inc.
Richmond, Virginia  23230                                 (global asset manager); Trustee
                                                          of University of Richmond

John T. Bruce (age 44)                                    Principal of                                         None
Trustee and Chairman**                                    Flippin, Bruce & Porter, Inc.,
Vice President                                            Lynchburg, Virginia
FBP Contrarian Balanced Fund
FBP Contrarian Equity Fund
800 Main Street
Lynchburg, Virginia 24504

Charles M. Caravati, Jr. (age 61)                         Physician                                          $9,000
Trustee**                                                 Dermatology Associates of
5600 Grove Avenue                                         Virginia, P.C.,
Richmond, Virginia   23226                                Richmond, Virginia

J. Finley Lee (age 58)                                    Julian Price Professor Emeritus of                 $9,000
Trustee                                                   Business Administration
614 Croom Court                                           University of North Carolina,
Chapel Hill, North Carolina 27514                         Chapel Hill, North Carolina;
                                                          Director of Montgomery Indemnity
                                                          Insurance Co.; Trustee of Albemarle
                                                          Investment Trust (registered
                                                          investment company)

Richard Mitchell (age 49)                                 Principal of                                         None
Trustee**                                                 T. Leavell &  Associates, Inc.,
President                                                 Mobile, Alabama
The Government Street Bond Fund
The Government Street Equity Fund
The Alabama Tax Free Bond Fund
150 Government Street
Mobile, Alabama  36602

                                     - 10 -

Richard L. Morrill (age 59)                               Chancellor,                                        $9,000
Trustee                                                   University of Richmond,
7000 River Road                                           Richmond, Virginia;
Richmond, Virginia  23229                                 Director of Tredegar
                                                          Industries, Inc.

Harris V. Morrissette (age 38)                            President of                                       $8,000
Trustee                                                   Marshall Biscuit Co. Inc.,
1500 S. Beltline Hwy.                                     Mobile, Alabama;
Mobile, Alabama   36693                                   Chairman of Azalea Aviation, Inc.
                                                          (airplane fueling); Director of
                                                          South Alabama Bank and
                                                          South Alabama Bancorporation

Fred T. Tattersall (age 49)                               Managing Director of                                 None
Trustee**                                                 Tattersall Advisory Group, Inc.,
President                                                 Richmond, Virginia
The Tattersall Bond Fund
The Tattersall Short Term Bond Fund
6802 Paragon Place
Suite 200
Richmond, Virginia  23230

Erwin H. Will, Jr. (age 65)                               Chief Investment Officer of                        $6,500
Trustee                                                   Virginia Retirement System,
P.O. Box 2500                                             Richmond, Virginia
Richmond, Virginia 23218

Samuel B. Witt III (age 62)                               Senior Vice President and                          $9,000
Trustee                                                   General Counsel of Stateside
2300 Clarendon Blvd.                                      Associates, Inc., Arlington,
Suite 407                                                 Virginia; Director of The Swiss
Arlington, Virginia 22201                                 Helvetia Fund, Inc. (closed-end
                                                          investment company)

John P. Ackerly IV (age 35)                               Portfolio Manager of
Vice President                                            Davenport & Company LLC,
The Davenport Equity Fund                                 Richmond, Virginia;
One James Center, 901 E. Cary St.                         prior to February 1994, a
Richmond, Virginia  23219                                 Portfolio Manager with
                                                          Central Fidelity Bank

Joseph L. Antrim III (age 53)                             Executive Vice President of
President                                                 Davenport & Company LLC,
The Davenport Equity Fund                                 Richmond, Virginia
One James Center, 901 E. Cary St.
Richmond, Virginia  23219

                                     - 11 -

Charles M. Caravati III (age 32)                          Portfolio Manager of
Vice President                                            Lowe, Brockenbrough & Company, Inc.,
The Jamestown International Equity Fund                   Richmond, Virginia
6620 West Broad Street
Suite 300
Richmond, Virginia 23230

John M. Flippin (age 56)                                  Principal of
President                                                 Flippin, Bruce & Porter, Inc.,
FBP Contrarian Balanced Fund                              Lynchburg, Virginia
FBP Contrarian Equity Fund
800 Main Street
Lynchburg, Virginia  24504

Timothy S. Healey (age 45)                                Principal of
Vice President                                            T. Leavell & Associates, Inc.,
The Alabama Tax Free Bond Fund                            Mobile, Alabama
150 Government Street
Mobile, Alabama 36602

J. Lee Keiger III (age 43)                                First Vice President and Chief Financial
Vice President                                            Officer of Davenport & Company LLC,
The Davenport Equity Fund                                 Richmond, Virginia
One James Center, 901 E. Cary St.
Richmond, Virginia  23219

R. Gregory Porter, III (age 57)                           Principal of
Vice President                                            Flippin, Bruce & Porter, Inc.,
FBP Contrarian Balanced Fund                              Lynchburg, Virginia
FBP Contrarian Equity Fund
800 Main Street
Lynchburg, Virginia  24504

Mark J. Seger (age 36)                                    Vice President of Countrywide Fund Services,
Treasurer                                                 Inc. (registered transfer agent and administrator
312 Walnut Street, 21st Floor                             to the Trust) and CW Fund Distributors, Inc.
Cincinnati, Ohio 45202                                    (registered broker-dealer); Treasurer of Countrywide
                                                          Investment Trust, Countrywide Tax-Free Trust and
                                                          Countrywide Strategic Trust (registered
                                                          investment companies), Cincinnati, Ohio

Henry C. Spalding, Jr. (age 60)                           Executive Vice President of
President                                                 Lowe, Brockenbrough & Company, Inc.,
The Jamestown Balanced Fund                               Richmond, Virginia
The Jamestown Equity Fund
6620 West Broad Street
Suite 300
Richmond, Virginia  23230

                                     - 12 -

John F. Splain (age 41)                                   Vice President, General Counsel and Secretary
Secretary                                                 of Countrywide Fund Services, Inc., CW Fund
312 Walnut Street, 21st Floor                             Distributors, Inc., Countrywide Investments, Inc. and
Cincinnati, Ohio                                          Countrywide Financial Services, Inc.;  Secretary of
45202                                                     Countrywide Investment Trust, Countrywide Tax-Free Trust and
                                                          Countrywide Strategic Trust, Cincinnati, Ohio

Ernest H. Stephenson, Jr. (age 53)                        Vice President of
Vice President                                            Lowe, Brockenbrough & Company, Inc.,
The Jamestown Balanced Fund                               Richmond, Virginia
The Jamestown Equity Fund
6620 West Broad St.
Suite 300
Richmond, Virginia 23230

Connie R. Taylor (age 47)                                 Administrator of
Vice President                                            Lowe, Brockenbrough & Company, Inc.,
The Jamestown Balanced Fund                               Richmond, Virginia
The Jamestown Equity Fund
6620 West Broad Street
Suite 300
Richmond, Virginia 23230

Craig D. Truitt (age 39)                                  Senior Vice President of
Vice President                                            Tattersall Advisory Group, Inc.,
The Tattersall Bond Fund                                  Richmond, Virginia
The Tattersall Short Term Bond Fund
6802 Paragon Place
Suite 200
Richmond, Virginia 23230

Beth Ann Walk (age 39)                                    Portfolio Manager of
Vice President                                            Lowe, Brockenbrough & Company, Inc.,
The Jamestown Tax Exempt Virginia Fund                    Richmond, Virginia
6620 West Broad Street
Suite 300
Richmond, Virginia 23230

Coleman Wortham III (age 52)                              President and Chief Executive
Vice President                                            Officer of  Davenport & Company LLC,
The Davenport Equity Fund                                 Richmond, Virginia
One James Center, 901 E. Cary St.
Richmond, Virginia  23219
-----------------------------

     **Indicates that Trustee is an  Interested  Person for purposes of the 1940
       Act.  Charles M.  Caravati, Jr. is the father of Charles M. Caravati III.

Messrs. Lee, Morrill, Morrissette, Will and Witt constitute the Trust's Nominating Committee. Messrs. Caravati, Lee, Morrill, Morrissette, Will and Witt constitute the Trust's Audit Committee. The Audit Committee reviews annually the nature and cost of the professional services rendered by the Trust's independent accountants, the results of their year-end audit and their findings and recommendations as to accounting and financial matters, including the adequacy of internal controls. On the basis of this review the Audit Committee makes recommendations to the Trustees as to the appointment of independent accountants for the following year.

PRINCIPAL HOLDERS OF VOTING SECURITIES. As of July 2, 1998, the Trustees and Officers of the Trust as a group owned beneficially (i.e., had voting and/or investment power) less than 1% of the then outstanding shares of the Bond Fund and 28.2% of the then outstanding shares of the Short Term Fund. On the same date, Rockingham Health Care, Inc., 235 Cantrell Avenue, Harrisonburg, Virginia 22801, owned of record 36.6% of the then outstanding shares of the Short Term Fund and may therefore be deemed to control the Short Term Fund. On the same date, Rockingham Health Care, Inc. owned of record 14.4% of the then outstanding shares of the Bond Fund; Rockingham Memorial Hospital Retirement Plan, 235 Cantrell Avenue, Harrisonburg, Virginia 22801, owned of record 8.7% of the then outstanding shares of the Bond Fund; Halifax Regional Hospital, 2204 Wilborn Avenue, South Boston, Virginia 24592, owned of record 10.0% of the then outstanding shares of the Bond Fund; First National Bank of Maryland as trustee for Hourly Employees Norshipco Pension Plans, P.O. Box 1596, Baltimore, Maryland 21203, owned of record 5.1% of the then outstanding shares of the Bond Fund; Calvert Memorial Hospital, 100 Hospital Road, Prince Frederick, Maryland 20678, owned of record 8.2% of the then outstanding shares of the Bond Fund; Virginia International Terminals, Inc. Pension Plan, P.O. Box 1387, Norfolk, Virginia 23501, owned of record 9.3% of the then outstanding shares of the Bond Fund; Portland Museum of Art, Seven Congress Square, Portland, Maine 04101, owned of record 5.8% of the then outstanding shares of the Bond Fund; Lowe, Brockenbrough & Tattersall Inc., together with its Money Purchase Pension Plan, 6620 West Broad Street, Richmond, Virginia 23230, owned of record 16.6% of the then outstanding shares of the Short Term Fund; the Tattersall Advisory Group, Inc. Money Purchase Pension Plan, 6620 West Broad Street, Richmond, Virginia 23230, owned of record 11.6% of the then outstanding shares of the Short Term Fund; the McKay-Dee Foundation, 3939 Harrison Boulevard, Ogden, Utah 84403, owned of record 8.2% of the then outstanding shares of the Short Term Fund; and Centura Investment Management & Trust Services, P.O. Box 1220, Rocky Mount, North Carolina 27802, owned of record 6.5% of the then outstanding shares of the Short Term Fund.

                               INVESTMENT ADVISOR

Tattersall Advisory Group, Inc. (the "Advisor") supervises each Fund's investments pursuant to an Investment Advisory Agreement (the "Advisory Agreement") described in the Prospectus. The Advisory Agreement is effective until February 28, 1999 and will be renewed thereafter for one year periods only so long as such renewal and continuance is specifically approved at least annually by the Board of Trustees or by vote of a majority of the Funds' outstanding voting securities, provided the continuance is also approved by a majority of the Trustees who are not "interested persons" of the Trust or the Advisor by vote cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement is terminable without penalty on sixty days notice by the Board of Trustees of the Trust or by the Advisor. The Advisory Agreement provides that it will terminate automatically in the event of its assignment.

The Advisor is a Virginia corporation controlled by its majority shareholder, Fred T. Tattersall. Prior to February 28, 1997, the investment advisor to each Fund was Lowe, Brockenbrough & Tattersall, Inc. ("LB&T"), of which Mr. Tattersall and Austin Brockenbrough III were the controlling shareholders. On February 28, 1997, LB&T was reorganized by means of a corporate restructuring into two separate legal entities: LB&T, owned by Mr. Brockenbrough, and the Advisor, principally owned by Mr. Tattersall. The Advisor manages the fixed-income accounts formerly managed by LB&T. In addition to acting as Advisor to the Funds, the Advisor provides investment advice to corporations, trusts, pension and profit sharing plans, other business and institutional accounts and individuals.

Compensation of the Advisor, with respect to each Fund, is at the annual rate of 0.375% of such Fund's average daily net assets. For the fiscal years ended March 31, 1998, 1997 and 1996, the Advisor and/or LB&T received investment advisory fees of $310,227, $289,094 and $305,247, respectively, from the Bond Fund. For the fiscal years ended March 31, 1998 and 1997, the Advisor and/or LB&T each waived its entire investment advisory fee from the Short Term Fund and reimbursed the Fund for $6,909 and $6,864, respectively, of other operating expenses. For the fiscal year ended March 31, 1996, LB&T received investment advisory fees of $3,786 (which was net of voluntary fee waivers of $43,635) from the Short Term Fund.

The Advisor provides a continuous investment program for the Funds, including investment research and management with respect to all securities, investments, cash and cash equivalents of the Funds. The Advisor determines what securities and other investments will be purchased, retained or sold by the Funds, and does so in accordance with the investment objectives and policies of the Funds as described herein and in the Prospectus. The Advisor places all securities orders for the Funds, determining with which broker, dealer, or issuer to place the orders.

The Advisor must adhere to the brokerage policies of the Funds in placing all orders, the substance of which policies are that the Advisor must seek at all times the most favorable price and execution for all securities brokerage transactions.

The Advisor also provides, at its own expense, certain Executive Officers to the Trust.

                                  ADMINISTRATOR

Countrywide Fund Services, Inc. (the "Administrator") maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of each Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. The Administrator also provides accounting and pricing services to the Funds and supplies non-investment related statistical and research data, internal regulatory compliance services and executive and administrative services. The Administrator supervises the preparation of tax returns, reports to shareholders of the Funds, reports to and filings with the Securities and Exchange Commission and state securities commissions, and materials for meetings of the Board of Trustees.

For the performance of these administrative services, each Fund pays the Administrator a base fee at the annual rate of 0.075% of the average value of its daily net assets up to $200,000,000 and 0.05% of such assets in excess of $200,000,000 (subject to a minimum fee of $2,000 per month for each Fund) plus a surcharge of $1,000 per month. In addition, the Funds pay out-of-pocket expenses, including but not limited to, postage, envelopes, checks, drafts, forms, reports, record storage and communication lines.

For the fiscal years ended March 31, 1998, 1997 and 1996, the Administrator received fees of $67,341, $57,859 and $61,029, respectively, from the Bond Fund and $24,000, $24,000 and $24,000, respectively, from the Short Term Fund.

                                 OTHER SERVICES

The  firm of  Tait,  Weller  &  Baker,  Two  Penn  Center  Plaza,  Philadelphia,
Pennsylvania 19102, has been retained by the Board of Trustees to perform an independent audit of the books and records of the Trust, to review the Funds' federal and state tax returns and to consult with the Trust as to matters of accounting and federal and state income taxation.

The Custodian of the Funds' assets is Star Bank, N.A., 425 Walnut Street, Cincinnati, Ohio 45202. The Custodian holds all cash and securities of the Funds (either in its possession or in its favor through "book entry systems" authorized by the Trustees in accordance with the 1940 Act), collects all income and effects all securities transactions on behalf of the Funds.

                                    BROKERAGE

It is the Funds' practice to seek the best price and execution for all portfolio securities transactions. The Advisor (subject to the general supervision of the Board of Trustees) directs the execution of the Funds' portfolio transactions. The Trust has adopted a policy which prohibits the Advisor from effecting Fund portfolio transactions with broker-dealers which may be interested persons of either Fund, the Trust, any Trustee, officer or director of the Trust or its investment advisors or any interested person of such persons.

The Funds' portfolio transactions will normally be principal transactions executed in over-the-counter markets and will be executed on a "net" basis, which may include a dealer markup. However, the Bond Fund typically transacts in shares of closed-end investment companies on an agency basis, and pays commissions in connection with these transactions.

For the fiscal years ended March 31, 1998, 1997 and 1996, the total amount of brokerage commissions paid by the Bond Fund was $14,820, $25,248 and $126,787, respectively. No brokerage commissions were paid by the Short Term Fund for the last three fiscal years.

While there is no formula, agreement or undertaking to do so, the Advisor may allocate a portion of either Fund's brokerage commissions to persons or firms providing the Advisor with research services, which may typically include, but are not limited to, investment recommendations, financial, economic, political, fundamental and technical market and interest rate data, and other statistical or research services. Much of the information so obtained may also be used by the Advisor for the benefit of the other clients it may have. Conversely, the Funds may benefit from such transactions effected for the benefit of other clients. In all cases, the Advisor is obligated to effect transactions for the Funds based upon obtaining the most favorable price and execution. Factors considered by the Advisor in determining whether the Funds will receive the most favorable price and execution include, among other things: the size of the order, the broker's ability to effect and settle the transaction promptly and efficiently and the Advisor's perception of the broker's reliability, integrity and financial condition.

In an effort to reduce the total operating expenses of the Bond Fund, a portion of the Fund's custodian fees have been paid through an arrangement with a third party broker-dealer who is compensated through security trades. Expenses reimbursed through the directed brokerage arrangement for the year ended March 31, 1998 were $9,678.

As of March 31, 1998, the Bond Fund held securities issued by Lehman Brothers Holdings (having a market value of $929,227). During the fiscal year ended March 31, 1998, the Short Term Fund acquired securities issued by Merill Lynch & Company, Inc. (having a market value of $392,707 as of March 31, 1998). Lehman Brothers Holdings and Merrill Lynch & Company, Inc. are the parents of two of the Trust's "regular broker-dealers" as defined in the 1940 Act.

                          SPECIAL SHAREHOLDER SERVICES

As noted in the Prospectus, the Funds offer the following shareholder services:

REGULAR ACCOUNT. The regular account allows for voluntary investments to be made at any time. Available to individuals, custodians, corporations, trusts, estates, corporate retirement plans and others, investors are free to make additions and withdrawals to or from their account as often as they wish. When an investor makes an initial investment in the Funds, a shareholder account is opened in accordance with the investor's registration instructions. Each time there is a transaction in a shareholder account, such as an additional investment or the reinvestment of a dividend or distribution, the shareholder will receive a statement showing the current transaction and all prior transactions in the shareholder account during the calendar year to date.

PURCHASES IN KIND. The Funds may accept securities in lieu of cash in payment for the purchase of shares of the Funds. The acceptance of such securities is at the sole discretion of the Advisor based upon the suitability of the securities accepted for inclusion as a long term investment of the Funds, the marketability of such securities, and other factors which the Advisor may deem appropriate. If accepted, the securities will be valued using the same criteria and methods as described in "How Net Asset Value is Determined" in the Prospectus.

REDEMPTIONS IN KIND. The Funds do not intend, under normal circumstances, to redeem their securities by payment in kind. It is possible, however, that conditions may arise in the future which would, in the opinion of the Trustees, make it undesirable for the Funds to pay for all redemptions in cash. In such case, the Board of Trustees may authorize payment to be made in portfolio securities or other property of the Funds. Securities delivered in payment of redemptions would be valued at the same value assigned to them in computing the net asset value per share. Shareholders receiving them would incur brokerage costs when these securities are sold. An irrevocable election may be filed under Rule 18f-1 of the 1940 Act, wherein each Fund commits itself to pay redemptions in cash, rather than in kind, to any shareholder of record of the Funds who redeems during any ninety day period, the lesser of (a) $250,000 or (b) one percent (1%) of a Fund's net assets at the beginning of such period.

TRANSFER OF REGISTRATION. To transfer shares to another owner, send a written request to the Funds at the address shown herein. Your request should include the following: (1) the Fund name and existing account registration; (2) signature(s) of the registered owner(s) exactly as the signature(s) appear(s) on the account registration; (3) the new account registration, address, social security or taxpayer identification number and how dividends and capital gains are to be distributed; (4) signature guarantees (see the Prospectus under the heading "Signature Guarantees"); and (5) any additional documents which are required for transfer by corporations, administrators, executors, trustees, guardians, etc. If you have any questions about transferring shares, call or write the Funds.

                              PLAN OF DISTRIBUTION

As described in the Prospectus, Service Group Shares of the Fund have adopted a plan of distribution (the "Plan") pursuant to Rule 12b-1 under the Investment
Company Act of 1940 which permits Service Group Shares to pay for expenses incurred in the distribution and promotion of the Funds' Service Group Shares, including but not limited to, the printing of prospectuses, statements of additional information and reports used for sales purposes, advertisements, expenses of preparation and printing of sales literature, promotion, marketing and sales expenses, and other distribution related expenses, including any distribution fees paid to securities dealers or other firms who have executed a distribution or service agreement with the Advisor. The Plan expressly limits payment of distribution expenses listed above in any fiscal year to a maximum of
 .15% of the average daily net assets of Service Group Shares of the Fund. Unreimbursed expenses will not be carried over from year to year.

For the fiscal year ended March 31, 1998, Service Group Shares of the Bond Fund incurred distribution expenses of $2,672, which amount was paid to financial intermediaries for the retention of Service Group Shares.

Agreements implementing the Plan (the "Implementation Agreements"), including agreements with financial consultants and other intermediaries wherein such financial consultants and other intermediaries agree for a fee to act as agents for the sale of the Fund's Service Group Shares, are in writing and have been approved by the Board of Trustees. All payments made pursuant to the Plan are made in accordance with written agreements.

The  continuance  of  the  Plan  and  the  Implementation   Agreements  must  be
specifically approved at least annually by a vote of the Trustees who are not interested persons of the Trust and have no direct or indirect financial interest in the Plan or any Implementation Agreement (the "Independent Trustees") at a meeting called for the purpose of voting on such continuance. The Plan may be terminated at any time by a vote of the majority of the Independent Trustees or by a vote of the holders of a majority of the outstanding Service Group Shares of the Fund. In the event the Plan is terminated in accordance with its terms, Service Group Shares will not be required to make any payments for expenses incurred by the Advisor after the termination date. Each Implementation Agreement terminates automatically in the event of its assignment and may be terminated at any time by a vote of a majority of the Independent Trustees or by a vote of the holders of a majority of the outstanding Service Group Shares on not more than 60 days' written notice to any other party to the Implementation Agreement. The Plan may not be amended to increase materially the amount to be spent for distribution without shareholder approval. All material amendments to the Plan must be approved by a vote of the Independent Trustees.

In approving the Plan, the Trustees determined, in the exercise of their business judgment and in light of their fiduciary duties as Trustees, that there is a reasonable likelihood that the Plan will benefit the Funds and the holders of their Service Group Shares. The Board of Trustees believes that the expenditure of assets of Service Group Shares for distribution expenses under the Plan should assist in the growth of such shares which will benefit the Funds and the holders of their Service Group Shares through increased economies of scale, greater investment flexibility, greater portfolio diversification and less chance of disruption of planned investment strategies. The Plan will be renewed only if the Trustees make a similar determination for each subsequent year of the Plan. There can be no assurance that the benefits anticipated from the expenditure of Service Group Shares' assets for distribution will be realized. While the Plan is in effect, all amounts spent by Service Group Shares pursuant to the Plan and the purposes for which such expenditures were made must be reported quarterly to the Board of Trustees for its review. The selection and nomination of those Trustees who are not interested persons of the Trust are committed to the discretion of the Independent Trustees during such period.

                               PURCHASE OF SHARES

The purchase price of shares of each Fund is the net asset value next determined after the order is received. An order received prior to 4:00 p.m., Eastern time will be executed at the price computed on the date of receipt; and an order received after that time will be executed at the price computed on the next Business

Day. An order to purchase shares is not binding on the Funds until confirmed in writing (or unless other arrangements have been made with the Funds, for example in the case of orders utilizing wire transfer of funds) and payment has been received.

Each Fund reserves the right in its sole discretion (i) to suspend the offering of its shares, (ii) to reject purchase orders when in the judgment of management such rejection is in the best interest of the Fund and its shareholders, and
(iii) to reduce or waive the minimum for initial and subsequent investments under circumstances where certain economies can be achieved in sales of Fund shares.

EMPLOYEES AND AFFILIATES OF THE FUNDS. The Funds have adopted initial investment minimums for the purpose of reducing the cost to the Funds (and consequently to the shareholders) of communicating with and servicing their shareholders. However, a reduced minimum initial investment requirement of $5,000 applies to Trustees, officers and employees of the Funds, the Advisor and certain parties related thereto, including clients of the Advisor or any sponsor, officer, committee member thereof, or the immediate family of any of them. In addition, accounts having the same mailing address may be aggregated for purposes of the minimum investment if they consent in writing to share a single mailing of shareholder reports, proxy statements (but each such shareholder would receive his/her own proxy) and other Fund literature.

                              REDEMPTION OF SHARES

Each Fund may suspend redemption privileges or postpone the date of payment (i) during any period that the New York Stock Exchange (the "Exchange") is closed, or trading on the Exchange is restricted as determined by the Securities and Exchange Commission (the "Commission"), (ii) during any period when an emergency exists as defined by the rules of the Commission as a result of which it is not reasonably practicable for the Fund to dispose of securities owned by it, or to fairly determine the value of its assets, and (iii) for such other periods as the Commission may permit.

No charge is made by the Funds for redemptions, although the Trustees could impose a redemption charge in the future. Any redemption may be more or less than the shareholder's cost depending on the market value of the securities held by the Funds.

                         NET ASSET VALUE DETERMINATION

Under the 1940 Act, the Trustees are responsible for determining in good faith the fair value of the securities and other assets of the Funds, and they have adopted procedures to do so, as follows. The net asset value of each Fund is determined as of the close of trading of the Exchange (currently 4:00 p.m., Eastern time) on each "Business Day." A Business Day means any day, Monday through Friday, except for the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Fourth of July, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day and Christmas. Net asset value per share is determined by dividing the total value of all Fund securities and other assets, less liabilities, by the total number of shares then outstanding. Net asset value includes interest on fixed income securities, which is accrued daily.

                          ALLOCATION OF TRUST EXPENSES

Each Fund of the Trust pays all of its own expenses not assumed by the Advisor or the Administrator, including, but not limited to, the following: custodian, shareholder servicing, stock transfer and dividend disbursing expenses; clerical employees and junior level officers of the Trust as and if approved by the Board of Trustees; taxes; expenses of the issuance and redemption of shares (including registration and qualification fees and expenses); costs and expenses of membership and attendance at meetings of certain associations which may be deemed by the Trustees to be of overall benefit to the Fund and its shareholders; legal and auditing expenses; and the cost of stationery and forms prepared exclusively for the Funds. General Trust expenses are allocated among the series, or funds, on a fair and equitable basis by the Board of Trustees, which may be based on relative net assets of each fund (on the date the expense is paid) or the nature of the services performed and the relative applicability to each fund.

                           ADDITIONAL TAX INFORMATION

TAXATION OF THE FUNDS. Each Fund intends to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). Among its requirements to qualify under Subchapter M, each Fund must distribute annually at least 90% of its net investment income. In addition to this distribution requirement, each Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities' loans, gains from the disposition of stock or securities, and certain other income.

While the above requirements are aimed at qualification of the Funds as regulated investment companies under Subchapter M of the Code, the Funds also intend to comply with certain requirements of the Code to avoid liability for federal income and excise tax. If the Funds remain qualified under Subchapter M, they will not be subject to federal income tax to the extent they distribute their taxable net investment income and net realized capital gains. A nondeductible 4% federal excise tax will be imposed on each Fund to the extent it does not distribute at least 98% of its ordinary taxable income for a calendar year, plus 98% of its capital gain net taxable income for the one year period ending each October 31, plus certain undistributed amounts from prior years. While each Fund intends to distribute its taxable income and capital gains in a manner so as to avoid imposition of the federal excise and income taxes, there can be no assurance that the Funds indeed will make sufficient distributions to avoid entirely imposition of federal excise or income taxes.

As of March 31, 1998, the Short Term Fund had capital loss carryforwards for federal income tax purposes of $586,098, which expire on March 31, 2005. In addition, the Short Term Fund had net realized capital losses of $5,918 during the period from November 1, 1997 through March 31, 1998, which are treated for federal income tax purposes as arising during the Fund's fiscal year ending March 31, 1999. These capital loss carryforwards and "post-October" losses may be utilized in future years to offset net realized gains prior to distributing such gains to shareholders.

Should additional series, or funds, be created by the Trustees, each fund would be treated as a separate tax entity for federal income tax purposes.

TAX STATUS OF THE FUNDS' DIVIDENDS AND DISTRIBUTIONS. Dividends paid by the Funds derived from net investment income or net short-term capital gains are taxable to shareholders as ordinary income, whether received in cash or reinvested in additional shares. Distributions, if any, of long-term capital gains are taxable to shareholders as long-term capital gains, whether received in cash or reinvested in additional shares, regardless of how long Fund shares have been held. For information on "backup" withholding, see "How to Purchase Shares" in the Prospectus.

Each Fund will send shareholders information each year on the tax status of dividends and disbursements. A dividend or capital gains distribution paid shortly after shares have been purchased, although in effect a return of investment, is subject to federal income taxation. Dividends from net investment income, along with capital gains, will be taxable to shareholders, whether received in cash or shares and no matter how long you have held

Fund shares, even if they reduce the net asset value of shares below your cost and thus in effect result in a return of part of your investment.

                            CAPITAL SHARES AND VOTING

Shares of the Funds, when issued, are fully paid and non-assessable and have no preemptive or conversion rights. Shareholders are entitled to one vote for each full share and a fractional vote for each fractional share held. Shares have noncumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trustees and, in this event, the holders of the remaining shares voting will not be able to elect any Trustees. The Trustees will hold office indefinitely, except that:
(1) any Trustee may resign or retire and (2) any Trustee may be removed with or without cause at any time (a) by a written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; or (b) by vote of shareholders holding not less than two-thirds of the outstanding shares of the Trust, cast in person or by proxy at a meeting called for that purpose; or (c) by a written declaration signed by shareholders holding not less than two-thirds of the outstanding shares of the Trust and filed with the Trust's custodian. Shareholders have certain rights, as set forth in the Declaration of Trust, including the right to call a meeting of the shareholders for the purpose of voting on the removal of one or more Trustees. Shareholders holding not less than ten percent (10%) of the shares then outstanding may require the Trustees to call such a meeting and the Trustees are obligated to provide certain assistance to shareholders desiring to communicate with other shareholders in such regard (e.g., providing access to shareholder lists, etc.). In case a vacancy or an anticipated vacancy shall for any reason exist, the vacancy shall be filled by the affirmative vote of a majority of the remaining Trustees, subject to the provisions of Section 16(a) of the 1940 Act. The Trust does not expect to have an annual meeting of shareholders.

Both Service Group Shares and Institutional Shares of a Fund represent an interest in the same assets of the Fund, have the same rights and are identical in all material respects except that (i) Service Group Shares bear the expenses of distribution fee; (ii) certain class specific expenses will be borne solely by the class to which such expenses are attributable, including transfer agent fees attributable to a specific class of shares, printing and postage expenses related to preparing and distributing materials to current shareholders of a specific class, registration fees incurred by a specific class of shares, the expenses of administrative personnel and services required to support the shareholders of a specific class, litigation or other legal expenses relating to a class of shares, Trustees' fees or expenses incurred as a result of issues relating to a specific class of shares and accounting fees and expenses relating to a specific class of shares; and
(iii) each class has exclusive voting rights with respect to matters affecting only that class. The Board of Trustees may classify and reclassify shares of the Funds into additional classes of shares at a future date.

Prior to January 24, 1994, the Trust was called The Nottingham Investment Trust.

                         CALCULATION OF PERFORMANCE DATA

As indicated in the Prospectus, each Fund may, from time to time, advertise certain total return and yield information. The average annual total return of the Funds for a period is computed by subtracting the net asset value per share at the beginning of the period from the net asset value per share at the end of the period (after adjusting for the reinvestment of any income dividends and capital gain distributions), and dividing the result by the net asset value per share at the beginning of the period. In particular, the average annual total return of a Fund ("T") is computed by using the redeemable value at the end of a specified period of time ("ERV") of a hypothetical initial investment of $1,000 ("P") over a period of time ("n") according to the formula P(l+T)n=ERV. The average annual total return quotations for Institutional Shares of the Bond Fund for the one year period ended March 31, 1998, for the five year period ended March 31, 1998 and for the period since inception (December 13, 1990) to March 31, 1998 are 12.06%, 7.03% and 8.05%, respectively. The average annual total return quotations for the Short Term Fund for the one year period ended March 31, 1998, for the five year period ended March 31, 1998 and for the period since inception (January 21, 1992) to March 31, 1998 are 5.76%, 5.08% and 5.16%,
respectively.

In addition, each Fund may advertise other total return performance data ("Nonstandardized Return"). Nonstandardized Return shows as a percentage rate of return encompassing all elements of return (i.e., income and capital appreciation or depreciation); it assumes reinvestment of all dividends and capital gain distributions. Nonstandardized Return may consist of a cumulative percentage of return, actual year-by-year rates or any combination thereof.

From time to time, each Fund may advertise its yield. A yield quotation is based on a 30-day (or one month) period and is computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

                                                6
                          Yield = 2[(a-b/cd + 1)  - 1]

Where:
a = dividends and interest earned during the period b = expenses accrued for the period (net of reimbursements) c = the average daily number of shares outstanding during the period that were entitled to receive dividends
d = the maximum offering price per share on the last day of the period

Generally, interest earned (for the purpose of "a" above) on debt obligations is computed by reference to the yield to maturity of each obligation held based on the market value of the obligation (including actual accrued interest) at the close of business on the last business day prior to the start of the 30-day (or one month) period for which yield is being calculated, or, with respect to obligations purchased during the month, the purchase price (plus actual accrued interest). The yields of the Bond Fund's Institutional Shares and Service Group Shares for the 30 days ended March 31, 1998 were 5.78% and 5.63%, respectively. The yield of the Short Term Fund for the 30 days ended March 31, 1998 was 5.28%.

The Funds' performance may be compared in advertisements, sales literature and other communications to the performance of other mutual funds having similar objectives or to standardized indices or other measures of investment performance. In particular, the Bond Fund may compare its performance to the Lehman Brothers Government/Corporate Index and the Lehman Brothers Aggregate Index, which are generally considered to be representative of the performance of taxable bonds, and the Short Term Fund may compare its performance to the Merrill Lynch 1-3 Year Treasury Index. Comparative performance may also be expressed by reference to a ranking prepared by a mutual fund monitoring service, such as Lipper Analytical Services, Inc. or Morningstar, Inc., or by one or more newspapers, newsletters or financial periodicals. Performance comparisons may be useful to investors who wish to compare the Funds' past performance to that of other mutual funds and investment products. Of course, past performance is not a guarantee of future results.

o LIPPER ANALYTICAL SERVICES, INC. ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specific period of time.

o MORNINGSTAR, INC., an independent rating service, is the publisher of the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

Investors may use such indices in addition to the Funds' Prospectus to obtain a more complete view of the Funds' performance before investing. Of course, when comparing the Funds' performance to any index, factors such as composition of the index and prevailing market conditions should be considered in assessing the significance of such comparisons. When comparing funds using reporting services, or total return, investors should take into consideration any relevant differences in funds such as permitted portfolio compositions and methods used to value portfolio securities and compute offering price. Advertisements and other sales literature for the Funds may quote total returns that are calculated on non-standardized base periods. The total returns represent the historic change in the value of an investment in the Funds based on monthly reinvestment of dividends over a specified period of time.

From time to time the Funds may include in advertisements and other communications information, charts, and illustrations relating to inflation and the effects of inflation on the dollar, including the purchasing power of the dollar at various rates of inflation. The Funds may also disclose from time to time information about its portfolio allocation and holdings at a particular date (including ratings of securities assigned by independent rating services such as S&P and Moody's). The Funds may also depict the historical performance of the securities in which the Funds may invest over periods reflecting a variety of market or economic conditions either alone or in comparison with alternative investments, performance indices of those investments, or economic indicators. The Funds may also include in advertisements and in materials furnished to present and prospective shareholders statements or illustrations relating to the appropriateness of types of securities and/or mutual funds that may be employed to meet specific financial goals, such as saving for retirement, children's education, or other future needs.

                        FINANCIAL STATEMENTS AND REPORTS

The books of the Funds will be audited at least once each year by independent public accountants. Shareholders will receive annual audited and semiannual (unaudited) reports when published and will receive written confirmation of all confirmable transactions in their account. A copy of the Annual Report will accompany the Statement of Additional Information ("SAI") whenever the SAI is requested by a shareholder or prospective investor. The Financial Statements of the Funds as of March 31, 1998, together with the report of the independent accountants thereon, are included on the following pages.

                            THE JAMESTOWN BOND FUND
                            -----------------------
                              No Load Mutual Fund

                                 Annual Report
                                 March 31, 1998

       Investment Adviser                                 Administrator
       ------------------                                 -------------
Tattersall Advisory Group, Inc.                  Countrywide Fund Services, Inc.
     6620 West Broad Street                             312 Walnut Street
           Suite 300                                      P.O. Box 5354
    Richmond, Virginia 23230                       Cincinnati, Ohio 45201-5354
         1.804.288.0404                                   1.800.443.4249

                             THE JAMESTOWN BOND FUND

                       MANAGEMENT DISCUSSION AND ANALYSIS

                                 March 31, 1998



PERFORMANCE OF THE JAMESTOWN BOND FUND

FISCAL YEAR ENDED MARCH 31, 1998
There is something about the beginning of a year that encourages thoughts of a slowdown. It could be that after the normal Christmas retail frenzy, consumers are expected to be "spent out." Or it could be that during the inclement weather of the winter months, consumers are supposed to stay at home. Not only did they not stay at home, but they were out buying homes! During the so-called slow months, housing activity soared in response to the unbeatable combination of unusually mild weather and low interest rates. Consumer and business spending more than offset the Asian-induced weakness from the trade sector so that the economy is on track to turn in a 1st quarter performance that will most likely exceed the 3% level. Activity in Europe was also brisk, with inflation as elusive there as it is in the U.S. Interest rates fell for all G-7 countries with rates in Japan and the U.S. falling the least. With interest rates basically unchanged for the first quarter of 1998, the bond market's performance was dominated by coupon return. The Jamestown Bond Fund's Institutional Shares provided a return of 12.06% for the fiscal year ended March 31, 1998, and the Service Group Shares provided a return of 8.55% for the period from October 2, 1998 through March 31, 1998. For the year ended March 31, 1998, the Lehman Aggregate Index returned 11.99% while the Lehman Government/Corporate Index returned 12.39%.

With no clear trend in the direction of rates, duration strategy for us or for any manager was a non-event as sectors saw all of the action. Battered by huge new issuance and Asian credit concerns, corporates started the year with historically attractive yield spreads versus Treasuries, reached a peak in late January, before narrowing again with the help of decent earnings reports and a strong stock market. Our strategy was to be overweighted in corporates relative to the Index. We were also overweighted in mortgages. This sector was initially hurt by the acceleration in prepayment speeds, an event for which we had prepared the portfolio, but began to outperform as low interest rate volatility helped to calm investors' concerns. The asset-backed market outperformed Treasuries, which was quite an accomplishment considering the huge amount of new issues the market was forced to digest during the quarter. Closed-end funds basically held their own.

LOOKING AHEAD
We expect the market to establish a trend before this year ends, and that trend will most likely be to lower rates. Between now and then, however, the market will stay on edge purely from inflation worries associated with a strong economy. The Federal Reserve should remain firmly on hold. The risk to bond holders is that domestic demand remains too strong and the effect of the Asian slowdown too weak for the Federal Reserve to pursue price stability with unchanged interest rates. The latest unemployment report should help to mitigate this risk, and we expect to extend the duration if more weakness materializes.

As opposed to this time last year when we were frustrated by the lack of opportunity in sectors, we are energized by what we see this year. Having claimed victory in the first quarter with long industrials and REITS, we start the second quarter equally weighted in corporates versus the Index. We will watch carefully the trend of corporate earnings, realizing that the stock market, and thus, corporate spreads are vulnerable to negative surprises. We are currently overweighted in the mortgage sector with an emphasis on those securities that are protected from prepayments. This strategy has worked well since the end of last year, and we expect it to continue to work well with call protection priced as cheaply as it is. Asset-backed securities provide another cheap source of prepayment protection and we plan to remain overweighted in this sector as well. Finally, we expect closed-end funds to continue to provide a steady source of outperformance as prices converge to net asset values.

Although interest rates are essentially unchanged so far this year, there certainly have been opportunities to outperform the bond market. We not only expect these opportunities to continue, but we intend to fully participate in all of them.

THE JAMESTOWN BOND FUND
Comparison of the Change in Value of a $10,000 Investment in The Jamestown Bond Fund, the Lehman Government/Corporate Index, the Lehman Aggregate Index and the Consumer Price Index.

LINE CHART:
           LEHMAN GOVERNMENT/                   THE JAMESTOWN BOND FUND:
           CORPORATE INDEX:

                QTRLY                                       QTRLY
DATE           RETURN         BALANCE           DATE       RETURN       BALANCE
12/31/90                       10,000       12/31/90                    10,000
03/31/91        2.52%          10,252       03/31/91        1.63%       10,163
06/30/91        1.78%          10,434       06/30/91        1.39%       10,305
09/30/91        4.77%          10,932       09/30/91        5.02%       10,822
12/31/91        5.33%          11,515       12/31/91        5.18%       11,382
03/31/92       -1.50%          11,342       03/31/92       -1.49%       11,213
06/30/92        4.06%          11,803       06/30/92        3.35%       11,588
09/30/92        4.88%          12,379       09/30/92        3.83%       12,033
12/31/92        0.07%          12,387       12/31/92        0.27%       12,065
03/31/93        4.66%          12,965       03/31/93        3.81%       12,524
06/30/93        3.01%          13,355       06/30/93        2.26%       12,807
09/30/93        3.32%          13,798       09/30/93        2.22%       13,091
12/31/93       -0.29%          13,758       12/31/93        0.25%       13,124
03/31/94       -3.15%          13,325       03/31/94       -2.55%       12,789
06/30/94       -1.24%          13,160       06/30/94       -1.04%       12,656
09/30/94        0.50%          13,225       09/30/94        0.51%       12,719
12/31/94        0.37%          13,274       12/31/94        0.26%       12,752
03/31/95        4.98%          13,935       03/31/95        4.87%       13,372
06/30/95        6.49%          14,840       06/30/95        5.87%       14,157
09/30/95        1.91%          15,123       09/30/95        2.45%       14,505
12/31/95        4.66%          15,828       12/31/95        4.49%       15,156
03/31/96       -2.34%          15,458       03/31/96       -1.86%       14,874
06/30/96        0.47%          15,530       06/30/96        0.82%       14,996
09/30/96        1.76%          15,804       09/30/96        1.84%       15,272
12/31/96        3.06%          16,287       12/31/96        3.29%       15,775
03/31/97       -0.86%          16,147       03/31/97       -0.50%       15,696
06/30/97        3.64%          16,735       06/30/97        3.75%       16,285
09/30/97        3.50%          17,321       09/30/97        3.15%       16,798
12/31/97        3.21%          17,876       12/31/97        3.10%       17,318
03/31/98        1.52%          18,148       03/31/98        1.56%       17,589

LEHMAN AGGREGATE INDEX:                      CONSUMER PRICE INDEX:

              QTRLY                                          QTRLY
DATE         RETURN         BALANCE             DATE         RETURN     BALANCE
12/31/90                    10,000          12/31/90                    10,000
03/31/91      2.81%         10,281          03/31/91          0.90%     10,090
06/30/91      1.62%         10,448          06/30/91          0.40%     10,130
09/30/91      5.68%         11,041          09/30/91          0.60%     10,191
12/31/91      5.07%         11,601          12/31/91          0.90%     10,283
03/31/92     -1.27%         11,453          03/31/92          0.70%     10,355
06/30/92      4.04%         11,916          06/30/92          0.80%     10,438
09/30/92      4.30%         12,429          09/30/92          0.70%     10,511
12/31/92      0.26%         12,461          12/31/92          0.80%     10,595
03/31/93      4.14%         12,977          03/31/93          0.90%     10,690
06/30/93      2.66%         13,322          06/30/93          0.60%     10,754
09/30/93      2.61%         13,670          09/30/93          0.40%     10,797
12/31/93      0.05%         13,676          12/31/93          0.70%     10,873
03/31/94     -2.87%         13,284          03/31/94          0.50%     10,927
06/30/94     -1.03%         13,147          06/30/94          0.60%     10,993
09/30/94      0.61%         13,227          09/30/94          0.90%     11,092
12/31/94      0.38%         13,278          12/31/94          0.60%     11,158
03/31/95      5.04%         13,947          03/31/95          0.80%     11,248
06/30/95      6.09%         14,796          06/30/95          0.90%     11,349
09/30/95      1.96%         15,086          09/30/95          0.40%     11,395
12/31/95      4.26%         15,729          12/31/95          0.50%     11,452
03/31/96     -1.77%         15,450          03/31/96          0.80%     11,544
06/30/96      0.57%         15,538          06/30/96          1.10%     11,671
09/30/96      1.85%         15,826          09/30/96          0.44%     11,723
12/31/96      3.00%         16,301          12/31/96          0.82%     11,819
03/31/97     -0.56%         16,209          03/31/97          0.69%     11,901
06/30/97      3.67%         16,804          06/30/97          0.19%     11,924
09/30/97      3.32%         17,362          09/30/97          0.44%     11,976
12/31/97      2.94%         17,873          12/31/97          0.62%     12,050
03/31/98      1.56%         18,151          03/31/98          0.12%     12,064

The Jametown Bond Fund Average Annual Total Returns
1 Year         5 Years        Since Inception*
12.06%         7.03%          8.05%

*The chart above represents the performance of Institution shares only, which will vary from the performance of Service Group Shares based on the difference in fees paid by shareholders in the different classes. The Fund commenced operations on December 13, 1990, and the initial public offering of Service Group Shares commenced on October 2, 1997.

Past performance is not predictive of future performance.

                            THE JAMESTOWN BOND FUND

                      STATEMENT OF ASSETS AND LIABILITIES

                                 March 31, 1998

ASSETS
Investments in securities:
                     At acquisition cost                                       $   91,630,430
                                                                               ==============
                     At value (Note 1)                                         $   93,694,603
Investments in repurchase agreements (Note 1)                                       6,753,000
Cash                                                                                    9,739
Receivable for securities sold                                                      3,192,094
Interest receivable                                                                 1,027,791
Other assets                                                                            1,985
                                                                               --------------
                     TOTAL ASSETS                                                 104,679,212
                                                                               --------------

LIABILITIES
Dividends payable                                                                      45,034
Payable for securities purchased                                                    5,283,937
Accrued advisory fees (Note 3)                                                         14,308
Accrued administration fees (Note 3)                                                    5,980
Accrued distribution expenses (Note 3)                                                  1,291
Other accrued expenses                                                                  9,962
                                                                               --------------
                     TOTAL LIABILITIES                                              5,360,512
                                                                               --------------

NET ASSETS                                                                     $   99,318,700
                                                                               ==============

Net assets consist of:
Paid-in capital                                                                $   96,949,176
Accumulated net realized gains from security transactions                             297,227
Undistributed net investment income                                                     8,124
Net unrealized appreciation on investments                                          2,064,173
                                                                               --------------
                     Net assets                                                $   99,318,700
                                                                               ==============

PRICING OF INSTITUTIONAL SHARES
Net assets attributable to Institutional Shares                                $   96,250,111
                                                                               ==============

Shares of beneficial interest outstanding (unlimited number of shares
                     authorized, no par value)                                      8,886,698
                                                                               ==============

Net asset value, offering price and redemption price per share (Note 1)        $        10.83
                                                                               ==============

PRICING OF SERVICE GROUP SHARES
Net assets applicable to Service Group Shares                                  $    3,068,589
                                                                               ==============

Shares of beneficial interest outstanding (unlimited number of shares
                     authorized, no par value)                                        283,310
                                                                               ==============

Net asset value, offering price and redemption price per share (Note 1)        $        10.83
                                                                               ==============


See accompanying notes to financial statements.

                            THE JAMESTOWN BOND FUND

                            STATEMENT OF OPERATIONS

                           Year Ended March 31, 1998

INVESTMENT INCOME
  Interest                                                                     $    5,328,394
  Dividends                                                                           383,282
                                                                               --------------
    TOTAL INVESTMENT INCOME                                                         5,711,676
                                                                               --------------

EXPENSES
  Investment advisory fees (Note 3)                                                   326,338
  Administration fees (Note 3)                                                         67,341
  Custodian fees                                                                       16,026
  Professional fees                                                                    15,996
  Pricing costs                                                                        10,442
  Registration fees                                                                     8,212
  Trustees' fees and expenses                                                           5,405
  Insurance expense                                                                     4,675
  Printing of shareholder reports                                                       2,917
  Distribution expenses, Service Group Shares (Note 3)                                  2,672
  Other expenses                                                                        3,555
                                                                               --------------
    TOTAL EXPENSES                                                                    463,579
  Fees waived by the Adviser (Note 3)                                                 (16,111)
  Expenses reimbursed through a directed brokerage arrangement (Note 4)                (9,678)
                                                                               --------------
    NET EXPENSES                                                                      437,790
                                                                               --------------

NET INVESTMENT INCOME                                                               5,273,886
                                                                               --------------

REALIZED AND UNREALIZED GAINS ON INVESTMENTS
  Net realized gains from security transactions                                     1,826,210
  Net change in unrealized appreciation/depreciation on investments                 2,574,722
                                                                               --------------

NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS                                    4,400,932
                                                                               --------------

NET INCREASE IN NET ASSETS FROM OPERATIONS                                     $    9,674,818
                                                                               ==============



See accompanying notes to financial statements.

                            THE JAMESTOWN BOND FUND

                      STATEMENTS OF CHANGES IN NET ASSETS

                      Years Ended March 31, 1998 and 1997


                                                                                                    Year                Year
                                                                                                   Ended               Ended
                                                                                               March 31,           March 31,
                                                                                                    1998                1997

FROM OPERATIONS:
                     Net investment income                                                $    5,273,886      $    5,005,951
                     Net realized gains (losses) from security transactions                    1,826,210            (391,414)
                     Net change in unrealized appreciation/depreciation
                                          on investments                                       2,574,722            (405,910)
                                                                                          --------------      --------------
Net increase in net assets from operations                                                     9,674,818           4,208,627
                                                                                          --------------      --------------

DISTRIBUTIONS TO SHAREHOLDERS:
                     From net investment income, Institutional Shares                         (5,189,396)         (5,104,234)
                     From net investment income, Service Group Shares                            (99,842)                 --
                                                                                          --------------      --------------
Decrease in net assets from distributions from shareholders                                   (5,289,238)         (5,104,234)
                                                                                          --------------      --------------

FROM CAPITAL SHARE TRANSACTIONS:
INSTITUTIONAL SHARES
                     Proceeds from shares sold                                                15,597,164           9,262,915
                     Net asset value of shares issued in reinvestment
                                          of distributions to shareholders                     5,049,237           4,238,186
                     Payments for shares redeemed                                             (5,227,155)        (10,880,119)
                                                                                          --------------      --------------
Net increase in net assets from Institutional Shares transactions                             15,419,246           2,620,982
                                                                                          --------------      --------------

SERVICE GROUP SHARES
                     Proceeds from shares sold                                                 4,316,277                  --
                     Net asset value of shares issued in reinvestment
                                          of distributions to shareholders                        99,842                  --
                     Payments for shares redeemed                                             (1,401,739)                 --
                                                                                          --------------      --------------
Net increase in net assets from Service Group Shares transactions                              3,014,380                  --
                                                                                          --------------      --------------


TOTAL INCREASE IN NET ASSETS                                                                  22,819,206           1,725,375

NET ASSETS:
                     Beginning of year                                                        76,499,494          74,774,119
                                                                                          --------------      --------------
                     End of year - (including undistributed net investment
                                          income of $8,124 and $23,476, respectively)     $   99,318,700      $   76,499,494
                                                                                          ==============      ==============

Capital share activity:
                     Institutional Shares
                     Sold                                                                      1,446,450             892,247
                     Reinvested                                                                  472,113             409,635
                     Redeemed                                                                   (486,114)         (1,043,163)
                                                                                          --------------      --------------
                     Net increase in shares outstanding                                        1,432,449             258,719
                     Shares outstanding, beginning of year                                     7,454,249           7,195,530
                                                                                          --------------      --------------
                     Shares outstanding, end of year                                           8,886,698           7,454,249
                                                                                          ==============      ==============


                     Service Group Shares
                     Sold                                                                        402,367                  --
                     Reinvested                                                                    9,229                  --
                     Redeemed                                                                   (128,286)                 --
                                                                                          --------------      --------------
                     Net increase in shares outstanding                                          283,310                  --
                     Shares outstanding, beginning of year                                            --                  --
                                                                                          --------------      --------------
                     Shares outstanding, end of year                                             283,310                  --
                                                                                          ==============      ==============


See accompanying notes to financial statements.

                 THE JAMESTOWN BOND FUND - Institutional Shares

                              FINANCIAL HIGHLIGHTS

Selected Per Share Data and Ratios for a Share Outstanding Throughout Each Year



                                                                                 Years Ended March 31,

                                                                 1998           1997        1996          1995      1994
Net asset value at beginning of year                           $10.26         $10.39       $9.97        $10.15    $10.82
                                                               ------         ------      ------        ------    ------

Income from investment operations:
  Net investment income                                          0.58           0.68        0.70          0.62      0.55
  Net realized and unrealized gains (losses) on investments      0.63          (0.12)       0.41         (0.18)    (0.30)
                                                               ------         ------      ------        ------    ------
Total from investment operations                                 1.21           0.56        1.11          0.44      0.25
                                                               ------         ------      ------        ------    ------

Less distributions:
  Dividends from net investment income                          (0.64)         (0.69)      (0.69)        (0.62)    (0.55)
  Distributions from net realized gains                            --             --          --            --     (0.19)
  Distributions in excess of net realized gains                    --             --          --            --     (0.18)
                                                               ------         ------      ------        ------    ------
Total distributions                                             (0.64)         (0.69)      (0.69)        (0.62)    (0.92)
                                                               ------         ------      ------        ------    ------
Net asset value at end of year                                 $10.83         $10.26      $10.39         $9.97    $10.15
                                                               ======         ======      ======        ======    ======
Total return                                                    12.06%          5.52%      11.23%         4.56%     2.12%
                                                               ======         ======      ======        ======    ======
Net assets at end of year (000's)                             $96,250        $76,499     $74,774       $72,029   $64,029
                                                              =======        =======     =======       =======   =======
Ratio of gross expenses to average net assets                    0.53%          0.53%       0.56%         0.57%     0.60%

Ratio of net expenses to average net assets (a)                  0.50%          0.50%       0.53%         0.53%     0.60%

Ratio of net investment income to average net assets             6.06%          6.48%       6.54%         6.28%     5.03%

Portfolio turnover rate                                           235%           207%        268%          381%      381%


(a) Ratios were determined based on net expenses after reimbursements through a directed brokerage arrangement for periods after March 31, 1994 (Note 4) and investment advisory fees waived for the year ended March 31, 1998 (Note 3).


See accompanying notes to financial statements.

THE JAMESTOWN BOND FUND - Service Group Shares

FINANCIAL HIGHLIGHTS

Selected Per Share Data and Ratios for a Share Outstanding Throughout the Period


                                                                     Period
                                                                      Ended
                                                                  March 31,
                                                                   1998 (a)
Net asset value at beginning of period                               $10.69
                                                                     ------

Income from investment operations:
            Net investment income                                      0.37
            Net realized and unrealized gains on investments           0.08
                                                                     ------
Total from investment operations                                       0.45
                                                                     ------

Less distributions:
            Dividends from net investment income                      (0.31)
                                                                     ------

Net asset value at end of period                                     $10.83
                                                                     ======

Total return                                                           8.55%(c)
                                                                     ======

Net assets at end of period (000's)                                  $3,069
                                                                     ======

Ratio of gross expenses to average net assets                          0.68%(c)

Ratio of net expenses to average net assets (b)                        0.65%(c)

Ratio of net investment income to average net assets                   5.96%(c)

Portfolio turnover rate                                                 235%


(a) Represents the period from the initial public offering of Service Group
Shares (October 2, 1997) through March 31, 1998.

(b) Ratios were determined based on net expenses after reimbursements through a directed brokerage arrangement (Note 4) and investment advisory fees waived for the year ended March 31, 1998 (Note 3).

(c) Annualized.

See accompanying notes to financial statements.

                  THE JAMESTOWN BOND FUND

                  PORTFOLIO OF INVESTMENTS

                    March 31, 1998
      Par Value                                                                                                         Value
                    U.S. TREASURY OBLIGATIONS - 20.9%
                    U.S. Treasury Bonds - 9.9%
$     7,535,000                       8.50%, due 02/15/2020                                                   $     9,789,623
                                                                                                              ---------------

                    U.S. Treasury Notes - 8.6%
      8,380,000                       6.50%, due 05/31/2001                                                         8,582,964
                                                                                                              ---------------

                    U.S. Treasury Inflation-Protection Notes - 2.4%
      1,600,000                       3.625%, due 07/15/2002                                                        1,598,288
        760,000                       3.375%, due 01/15/2007                                                          751,557
                                                                                                              ---------------
                                                                                                                    2,349,845
                                                                                                              ---------------

                    Total U.S. Treasury Obligations (Cost $19,648,349)                                        $    20,722,432
                                                                                                              ---------------


                    MORTGAGE-BACKED SECURITIES - 36.2%
                    Federal Home Loan Mortgage Corporation - 6.0%
$       975,000                       Pool #1472, 6.75%, due 05/15/2006                                       $       986,573
      1,118,285                       Pool #1561-ZB, 6.00%, due 08/15/2006                                          1,118,285
        825,000                       Pool #1197-H, 6.75%, due 02/15/2007                                             839,437
      1,000,000                       Pool #1221-I, 7.00%, due 03/15/2007                                           1,018,750
        825,000                       Pool #1655-HB, 6.50%, due 10/15/2008                                            831,955
      1,246,864                       Pool #C80393, 6.00%, due 03/15/2026                                           1,205,406
                                                                                                              ---------------
                                                                                                                    6,000,406
                                                                                                              ---------------

                    Federal National Mortgage Association - 9.7%
        817,497                       Pool #313443, 6.775%, due 04/01/2004                                            839,467
      1,191,744                       Pool #375139, 7.13% due 05/01/2004                                            1,245,744
      1,467,421                       Pool #375299, 6.81%, due 08/01/2004                                           1,512,361
        601,498                       Pool #73061, 8.66%, due 01/01/2005                                              667,005
        626,778                       Pool #73126, 7.00%, due 07/01/2005                                              649,687
        603,222                       Series #92-61-ZB, 7.50%, due 05/25/2007                                         640,923
        765,000                       Series #92-179-H, 7.00%, due 09/01/2007                                         785,081
        548,352                       Pool #375538, 6.70%, due 11/01/2007                                             564,631
        750,000                       Series #98-M3, 6.45%, due 01/01/2011                                            747,422
      1,100,000                       Series #97-M3, 7.20%, adjustable rate, due 08/17/2018                         1,162,219
        746,312                       Series #G92-44-Z, 8.00%, due 07/25/2022                                         811,846
                                                                                                              ---------------
                                                                                                                    9,626,386
                                                                                                              ---------------
      Par Value                                                                                                         Value
                    MORTGAGE-BACKED SECURITIES - Continued
                    Government National Mortgage Association - 11.1%
$        80,114                       Pool #223997, 8.85%, due 05/15/2018                                     $        86,382
        607,105                       Pool #224002, 8.85%, due 07/15/2018                                             654,599
        398,317                       Pool #333658, 7.50%, due 01/15/2023                                             409,402
        859,923                       Pool #342526, 7.50%, due 02/15/2023                                             883,855
        995,361                       Pool #349314, 7.50%, due 02/15/2023                                           1,023,062
        733,877                       Pool #352143, 7.50%, due 07/15/2023                                             754,300
        726,327                       Pool #346772, 7.50%, due 09/15/2023                                             746,540
        755,992                       Pool #372822, 7.50%, due 11/15/2023                                             777,032
        999,619                       Pool #359451, 7.50%, due 12/15/2023                                           1,027,438
        415,962                       Pool #354831, 7.50%, due 06/15/2024                                             427,018
        860,611                       Pool #8459, 7.00%, adjustable rate, due 07/20/2024                              882,393
        604,064                       Pool #28484, 7.00%, adjustable rate, due 08/20/2024                             619,262
        519,837                       Pool #8482, 7.00%, adjustable rate, due 08/20/2024                              532,916
        739,638                       Pool #8542, 7.00%, adjustable rate, due 11/20/2024                              757,323
        486,214                       Pool #441273, 8.00%, due 10/15/2026                                             503,460
        900,000                       TBA, 8.00%, due 04/15/2028                                                      932,062
                                                                                                              ---------------
                                                                                                                   11,017,044
                                                                                                              ---------------

                    Student Loan Marketing Association - 3.3%
        499,735                       Series #96-2-A1, 5.678%, adjustable rate, due 10/25/2004                        498,174
      2,468,492                       Series #97-2-A1, 5.704%, adjustable rate, due 10/25/2005                      2,460,778
        331,516                       Series #97-3-A1, 5.884%, adjustable rate, due 04/25/2006                        330,791
                                                                                                              ---------------
                                                                                                                    3,289,743
                                                                                                              ---------------

                    Other Mortgage-Backed Securities - 6.1%
                                      Deutsche Mortgage and Asset Receiving Corporation #98-C1-A2,
      1,915,000                                         6.538%, due 06/01/2031                                      1,928,764
                                      First Union-Lehman Brothers Commercial Mortgage Trust #97-C2-A1,
        825,869                                         6.479%, due 03/01/2004                                        832,579
                                      LB Commercial Conduit Mortgage Trust #98-C1-A3,
        975,000                                         6.48%, due 02/01/2030                                         978,656
                                      Lehman Brothers Mortgage Trust #91-2-A1,
        380,286                                         8.00%, due 03/20/1999                                         383,257
                                      Morgan Stanley Capital I #98-WF1-A2,
      1,065,000                                         6.55%, due 12/15/2007                                       1,076,482
                                      Resolution Funding Mortgage Security I #94-S12-A2,
        800,000                                         6.50%, due 04/25/2009                                         801,248
                                                                                                              ---------------
                                                                                                                    6,000,986
                                                                                                              ---------------

                    Total Mortgage-Backed Securities (Cost $35,765,832)                                       $    35,934,565
                                                                                                              ---------------

      Par Value                                                                                                        Value
                    ASSET-BACKED SECURITIES - 5.6%
                    Bank America Manufactured Housing Contract  #96-1-A6,
$       650,000                       8.00%, due 10/10/2026                                                   $      696,995
                    CIT RV Trust #95-B-A1,
        242,235                       6.50%, due 04/15/2011                                                          243,824
                    CIT RV Trust #96-A-A1,
        613,215                       5.40%, due 12/15/2011                                                          607,273
                    Fleetwood Credit Corporation Grantor Trust #94-A-A,
        461,658                       4.70%, due 07/15/2009                                                          453,432
                    Fleetwood Credit Corporation Grantor Trust #96-A-A,
        455,884                       6.75%, due 10/15/2011                                                          459,586
                    Green Tree Financial Corporation, #97-2-A6,
        775,000                       7.24%, due 06/15/2028                                                          800,908
                    Green Tree Financial Corporation, #97-2-A7,
        700,000                       7.62%, due 04/15/2028                                                          726,467
                    Green Tree Financial Corporation, #98-A,
      1,550,000                       6.18%, due 04/01/2018                                                        1,546,590
                                                                                                              --------------
                    Total Asset-Backed Securities (Cost $5,459,617)                                           $    5,535,075
                                                                                                              --------------

                    CORPORATE BONDS - 24.4%
                    Allmerica Financial Corporation,
$       390,000                       7.625%, due 10/15/2025                                                  $      411,575
                    Associates Corporation,
        700,000                       5.75%, due 10/15/2003                                                          684,775
                    Avalon Properties, Inc.,
        485,000                       6.625%, due 01/15/2005                                                         479,573
                    Baltimore Gas & Electric Corporation,
      1,000,000                       8.90%, due 07/01/1998                                                        1,007,470
                    Bank of New York,
        610,000                       6.50%, due 12/01/2003                                                          617,265
                    Beneficial Corporation Medium Term Notes,
        800,000                       6.33%, due 10/09/2001                                                          801,952
                    BRE Properties, Inc.,
        425,000                       7.125%, due 02/15/2013                                                         422,450
                    Chrysler Corporation,
        340,000                       7.45%, due 03/01/2027                                                          364,970
                    Coca-Cola Enterprises,
        440,000                       6.75%, due 01/15/2038                                                          434,500
                    Dayton Hudson Corporation,
        370,000                       6.75%, due 01/01/2028                                                          363,862
                    Dominion Capital Trust,
        310,000                       7.83%, due 12/01/2027                                                          316,808

      Par Value                                                                                                       Value
                    CORPORATE BONDS - Continued
                    Duke Realty Limited Partnership,
$       470,000                       7.05%, due 03/01/2016                                                   $     473,351
                    Equity Residential Properties Trust,
        875,000                       6.55%, due 11/15/2001                                                         877,153
                    Firstar Bank Milwaukee,
      2,450,000                       6.25%, due 12/01/2002                                                       2,461,638
                    Ford Motor Company,
        275,000                       8.875%, due 01/15/2022                                                        336,465
                    Ford Motor Credit Medium Term Notes,
        950,000                       7.45%, due 04/13/2000                                                         975,498
                    General Motors,
        235,000                       8.80%, due 03/01/2021                                                         286,265
                    General Motors Acceptance Corporation Medium Term Notes,
      1,400,000                       6.80%, due 04/17/2001                                                       1,425,886
                    IBM Corporation,
        420,000                       6.50%, due 01/15/2028                                                         411,247
                    International Lease Finance Medium Term Notes,
      1,315,000                       6.42%, due 09/11/2000                                                       1,325,112
                    JDN Realty Corporation,
        375,000                       6.95%, due 08/01/2007                                                         372,011
                    JP Realty, Inc.,
        485,000                       7.29%, due 03/11/2008                                                         487,692
                    Lehman Brothers Holdings,
        925,000                       6.40%, due 12/27/1999                                                         929,227
                    May Department Stores Company,
        275,000                       7.45%, due 09/15/2011                                                         299,107
                    Mellon Financial Company,
        915,000                       7.625%, due 11/15/1999                                                        935,505
                    Morgan Stanley Group,
        500,000                       6.09%, due 03/09/2011                                                         499,975
                    National City Corporation,
        900,000                       7.20%, due 05/15/2005                                                         942,444
                    Norfolk Southern Corporation,
        370,000                       7.80%, due 05/15/2027                                                         413,960
                    Norwest Financial, Inc.,
        450,000                       6.05%, due 11/19/1999                                                         451,138
                    SBC Communications, Inc.,
        600,000                       6.625%, due 11/01/2009                                                        614,034

      Par Value                                                                                                       Value
                CORPORATE BONDS - Continued
                    Sears Roebuck & Company,
$       750,000                       6.86%, due 07/03/2001                                                   $      765,525
        750,000                       6.99%, due 09/30/2002                                                          770,947
                    Spieker Properties LP,
        370,000                       6.75%, due 01/15/2008                                                          364,361
                    Suntrust Bank,
        340,000                       6.125%, due 02/15/2004                                                         337,175
                    Textron, Inc.,
        510,000                       6.625%, due 11/15/2007                                                         518,399
                    TRW Inc.,
        425,000                       6.25%, due 01/15/2010                                                          411,816
                    Union Camp Corporation,
        325,000                       6.50%, due 11/15/2007                                                          326,905
                    United Parcel Service of America, Inc.,
        300,000                       8.375%, due 04/01/2030                                                         368,007
                                                                                                              --------------
                    Total Corporate Bonds (Cost $24,078,849)                                                  $   24,286,043
                                                                                                              --------------

    Shares
                    CLOSED-END MUTUAL FUNDS - 7.2%
         37,400     Blackrock 1999 Term Trust, Inc.                                                           $      352,963
        180,600     Blackrock 2001 Term Trust, Inc.                                                                1,568,963
          1,200     Blackrock Broad Investment Grade 2009 Term Trust, Inc.                                            15,225
         53,900     Blackrock Investment Quality Term Trust, Inc.                                                    454,781
         10,000     Blackrock North American Government Income Trust                                                 106,250
        125,300     Blackrock Strategic Term Trust, Inc.                                                           1,080,713
         12,000     Dean Witter Government Income Trust                                                              103,500
          7,400     Excelsior Income Shares, Inc.                                                                    126,262
        202,200     Hyperion 1999 Term Trust, Inc.                                                                 1,415,400
        201,000     Hyperion 2002 Term Trust, Inc.                                                                 1,608,000
          4,100     Hyperion 2005 Investment Grade Opportunity Term Trust, Inc.                                       34,337
         16,400     Income Opportunities Fund, Inc. - 1999                                                           156,825
         28,900     MFS Government Markets Income Trust                                                              193,269
                                                                                                              --------------
                    Total Closed-End Funds (Cost $6,677,783)                                                  $    7,216,488
                                                                                                              --------------

                    Total Investments at Value (Cost $91,630,430) - 94.3%                                     $   93,694,603
                                                                                                              --------------

     Face
    Amount                                                                                                             Value
                    REPURCHASE AGREEMENTS (a) - 6.8%
                    Star Bank, N.A., 5.25%, dated 03/31/1998, due 04/01/1998
$     6,753,000                       repurchase proceeds $6,753,985 (Cost $6,753,000)                        $     6,753,000
                                                                                                              ---------------

                    Total Investments and Repurchase Agreements
                                      at Value - 101.1%                                                       $   100,447,603

                    Liabilities in Excess of Other Assets - (1.1)%                                                 (1,128,903)
                                                                                                              ---------------

                    Net Assets - 100.0%                                                                       $    99,318,700
                                                                                                              ===============


(a) Joint repurchase agreement is fully collateralized by $12,715,000 GNMA
II, Pool #8421, 7.375%, due 05/20/24; $14,335,000 GNMA II, Pool #8932, 7.00%,
due 03/20/22; and $1,120,000 GNMA II, Pool #8359, 7.00% due 01/20/24. The
aggregate market value of the collateral at March 31, 1998 was $28,948,985. The
Fund's pro-rata interest in the collateral at March 31, 1998 was $6,947,756.

              See accompanying notes to financial statements.

                            THE JAMESTOWN BOND FUND

                          NOTES TO FINANCIAL STATEMENTS

                                 March 31, 1998


1.  SIGNIFICANT ACCOUNTING POLICIES

The Jamestown Bond Fund (the Fund) is a no-load, diversified series of the Williamsburg Investment Trust (the Trust), an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Trust was organized as a Massachusetts business trust on July 18, 1988. The Fund began operations on December 13, 1990.

The Fund offers two classes of shares: Service Group Shares, sold subjuect to a 12b-1 fee up to 0.15% of average daily net assets, and Institutional Shares, sold without a 12b-1 fee. Each Service Group and Institutional Share of the Fund represents identical interests in the Fund's investment portfolio and has the same rights, except thta (i) Service Group Shares bear the expenses of the distribution fees, which will cause Service Group Shares to have a higher expense ratio and to pay lower dividends than Institutional Shares; (ii) certain class specific expenses will be borne solely by the class to which such expenses are attributable; and (iii) each class has exclusive voting rights with respect to matters affecting only that class.

The Fund's investment objective is to maximize total return, consisting of current income and capital appreciation (both realized and unrealized), consistent with the preservation of capital through active management of investment grade fixed income securities.

The following is a summary of the Fund's significant accounting policies:

Securities valuation -- The Fund's portfolio securities are valued as of the close of business of the regular session of the New York Stock Exchange (currently 4:00 p.m., Eastern time). Securities which are traded over-the-counter are valued at the last sales price, if available, otherwise, at the last quoted bid price. Securities traded on a national exchange are valued based upon the closing price on the principal exchange where the security is traded. It is expected that fixed income securities of the Fund will ordinarily be traded on the over-the-counter market. When market quotations are not readily available, securities may be valued on the basis of prices provided by an independent pricing service. If a pricing service cannot provide a valuation, securities will be valued in good faith at fair market value using methods consistent with those determined by the Board of Trustees.

Repurchase agreements -- The Fund generally enters into joint repurchase agreements with other funds within the Trust. The joint repurchase agreement, which is collateralized by U.S. Government obligations, is valued at cost which, together with accrued interest, approximates market. At the time the Fund enters into the joint repurchase agreement, the seller agrees that the value of the underlying securities, including accrued interest, will at all times be equal to or exceed the face amount of the repurchase agreement. In addition, the Fund actively monitors and seeks additional collateral, as needed.

Share valuation -- The net asset value per share of each class of shares of the Fund is calculated daily by dividing the total value of the Fund's assets attributable to that class, less liabilities attributable to that class, by the number of shares of that class outstanding. The offering price and redemption price per share of each class of shares of the Fund is equal to the net asset value per share.

Investment income and distributions to shareholders -- Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned. Discounts and premiums on securities purchased are amortized in accordance with income tax regulations. Dividends arising from net investment income are declared and paid quarterly to shareholders of the Fund. Net realized short-term capital gains, if any, may be distributed throughout the year and net realized long-term capital gains, if any, are distributed at least once each year. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Allocations between classes -- Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation for the Fund are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Class specific expenses are charged directly to the class incurring the expense. Common expenses which are not attributable to a specific class are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund.

Security transactions -- Security transactions are accounted for on trade date. Cost of securities sold is determined on a specific identification basis.

Securities traded on a "to-be-announced" basis -- The Fund occasionally trades securities on a "to-be-announced" (TBA) basis. In a TBA transaction, the Fund has committed to purchase securities for which all specific information is not yet known at the time of the trade, particularly the face amount in mortgage-backed securities transactions. Securities purchased on a TBA basis are not settled until they are delivered to the Fund, normally 15 to 45 days later. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other portfolio securities.

Estimates -- The preparation of financial statements in conformity with generally accepted accounting priciples requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Federal income tax -- It is the Fund's policy to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The following information is based upon the Federal income tax cost of portfolio investments of $91,682,263 as of March 31, 1998:

  Gross unrealized appreciation....................................$ 2,271,814
  Gross unrealized depreciation.......................................(259,474)
                                                                      ----------
  Net unrealized appreciation......................................$ 2,012,340
                                                                     ===========

The difference between the Federal income tax cost of portfolio investments and financial statement cost is due to certain timing differences in the recognition of capital losses under generally accepted accounting principles and income tax regulations.


2.  INVESTMENT TRANSACTIONS

During the year ended March 31, 1998, purchases and proceeds from sales and maturities of investment securities, other than short-term investments, amounted to $204,131,539 and $194,635,139, respectively.


3.  TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY AGREEMENT
The Fund's investments are managed by Tattersall Advisory Group, Inc. (the Adviser) under the terms of an Investment Advisory Agreement. Under the Investment Advisory Agreement, the Fund pays the Adviser a fee, which is computed and accrued daily and paid monthly at an annual rate of .375% of its average daily net assets. The Adviser currently intends to limit the total operating expenses of the Institutional Shares of the Fund to .50% of its average daily net assets, and to limit the total operating expenses of the Service Group Shares of the Fund to .65% of its average daily net assets; accordingly, the Adviser waived $16,111 of its investment advisory fee for the year ended March 31, 1998. Certain trustees and officers of the Trust are also officers of the Adviser.

ADMINISTRATIVE SERVICES AGREEMENT
Under the terms of an Administrative Services Agreement with the Trust, Countrywide Fund Services, Inc. (CFS) provides administrative, pricing, accounting, dividend disbursing, shareholder servicing and transfer agent services for the Fund. For these services, CFS receives a monthly fee from the Fund at an annual rate of .075% of its average daily net assets up to $200 million and .05% of such net assets in excess of $200 million, subject to a $2,000 minimum monthly fee, plus a surcharge of $1,000 per month. In addition, the Fund pays out-of-pocket expenses including, but not limited to, postage, supplies and cost of pricing the Fund's portfolio securities. Certain officers of the Trust are also officers of CFS.

DISTRIBUTION PLAN
The Fund has adopted a Distribution Plan (the Plan) with respect to Service Group Shares pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that the Fund may incur certain costs related to the distribution of Service Group Shares, not to exceed 0.15% of average daily net assets applicable to Service Group Shares. For the period ended March 31, 1998, Service Group Shares incurred $2,672 of distribution expenses under the Plan.

4.  DIRECTED BROKERAGE ARRANGEMENT

In order to reduce the total operating expenses of the Fund, a portion of the Fund's custodian fees have been paid through an arrangement with a third-party broker-dealer who is compensated through security trades. Expenses reimbursed through the directed brokerage arrangement totaled $9,678 for the year ended March 31, 1998.

               REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS



To the Shareholders and Board of Trustees
The Williamsburg Investment Trust
Cincinnati, Ohio

         We have audited the accompanying statement of assets and liabilities of The Jamestown Bond Fund (a series of The Williamsburg Investment Trust), including the portfolio of investments, as of March 31, 1998, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits.

         We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 1998 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

         In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Jamestown Bond Fund as of March 31, 1998, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles.

                                                           Tait, Weller & Baker

Philadelphia, Pennsylvania
April 24, 1998

                       THE JAMESTOWN SHORT TERM BOND FUND
                       ----------------------------------
                              No Load Mutual Fund

                                 Annual Report
                                 March 31, 1998


        Investment Adviser                                Administrator
        ------------------                                -------------
 Tattersall Advisory Group, Inc.                 Countrywide Fund Services, Inc.
      6620 West Broad Street                            312 Walnut Street
            Suite 300                                     P.O. Box 5354
     Richmond, Virginia 23230                      Cincinnati, Ohio 45201-5354
          1.804.288.0404                                  1.800.443.4249

                       THE JAMESTOWN SHORT TERM BOND FUND

                     MANAGEMENT AND DISCUSSION AND ANALYSIS

                                 March 31, 1998

PERFORMANCE OF THE JAMESTOWN SHORT TERM BOND FUND

FISCAL YEAR ENDED MARCH 31, 1998
There is something about the beginning of a year that encourages thoughts of a slowdown. It could be that after the normal Christmas retail frenzy, consumers are expected to be "spent out." Or it could be that during the inclement weather of the winter months, consumers are supposed to stay at home. Not only did they not stay at home, but they were out buying homes! During the so-called slow months, housing activity soared in response to the unbeatable combination of unusually mild weather and low interest rates. Consumer and business spending more than offset the Asian-induced weakness from the trade sector so that the economy is on track to turn in a 1st quarter performance that will most likely exceed the 3% level. Activity in Europe was also brisk, with inflation as elusive there as it is in the U.S. Interest rates fell for all G-7 countries with rates in Japan and the U.S. falling the least. With short term interest rates falling slightly for the quarter of 1998, the bond market's performance was dominated by coupon return. The Jamestown Short Term Bond Fund provided a return of 5.76% for the fiscal year ended March 31, 1998. The 3-Month Treasury Bill Index returned 5.35%, while the Merrill Lynch 1-3 Year Treasury Index returned 7.51% for the same period.

With no clear trend in the direction of rates, duration strategy for us or for any manager was a non-event as sectors saw all of the action. Battered by huge new issuance and Asian credit concerns, corporates started the year with historically attractive yield spreads versus Treasuries, reached a peak in late January, before narrowing again with the help of decent earnings reports and a strong stock market. Our strategy was to be overweighted in shorter liquid securities as well as corporates and mortgages. The latter sector was initially hurt by the acceleration in prepayment speeds, an event for which we had prepared the portfolio, but began to outperform as low interest rate volatility helped to calm investors' concerns. The asset-backed market outperformed Treasuries, which was quite an accomplishment considering the huge amount of new issues the market was forced to digest during the quarter.

LOOKING AHEAD
We expect the market to establish a trend before this year ends, and that trend will most likely be to lower rates. Between now and then, however, the market will stay on edge purely from inflation worries associated with a strong economy. The Federal Reserve should remain firmly on hold. The risk to bond holders is that domestic demand remains too strong and the effect of the Asian slowdown too weak for the Federal Reserve to pursue price stability with unchanged interest rates. The latest unemployment report should help to mitigate this risk, and we expect to extend durations if more weakness materializes.

As opposed to this time last year when we were frustrated by the lack of opportunity in sectors, we are energized by what we see this year. We start the second quarter very liquid, with a moderate weighting in corporates. We will watch carefully the trend of corporate earnings, realizing that the stock market, and thus, corporate spreads are vulnerable to negative surprises. We are currently looking to add to our mortgage position with an emphasis on those securities that are protected from prepayments. This strategy has worked well since the end of last year, and we expect it to continue to work well with call protection priced as cheaply as it is. Asset-backed securities provide another cheap source of prepayment protection and we plan to remain overweighted in this sector as well. Finally, we expect closed-end funds to continue to provide a steady source of outperformance as prices converge to net asset values.

Although interest rates are essentially unchanged so far this year, there certainly have been opportunities to outperform the bond market. We not only expect these opportunities to continue, but we intend to fully participate in all of them.

THE JAMESTOWN SHORT TERM BOND FUND
Comparison of the Change in Value of a $10,000 Investment in The Jamestown Short Term Bond Fund, the Merrill Lynch 1-3 Year Treasury Index, the 90-Day Treasury Bill Index and the Consumer Price Index.
MERRILL LYNCH 1-3 YEAR TREASURY INDEX:           THE JAMESTOWN SHORT TERM
                                                         BOND FUND:

                QTRLY                                       QTRLY
    DATE       RETURN       BALANCE           DATE         RETURN       BALANCE
01/31/92                   10,000         01/31/92                      10,000
03/31/92        0.31%      10,031         03/31/92          0.25%       10,025
06/30/92        2.88%      10,319         06/30/92          2.03%       10,229
09/30/92        2.98%      10,627         09/30/92          2.14%       10,448
12/31/92        0.18%      10,646         12/31/92          0.15%       10,463
03/31/93        2.21%      10,882         03/31/93          1.95%       10,667
06/30/93        1.08%      10,999         06/30/93          1.27%       10,803
09/30/93        1.44%      11,157         09/30/93          1.34%       10,947
12/31/93        0.59%      11,222         12/31/93          0.61%       11,015
03/31/94       -0.50%      11,166         03/31/94         -0.48%       10,962
06/30/94        0.08%      11,176         06/30/94          0.23%       10,987
09/30/94        0.99%      11,286         09/30/94          0.93%       11,090
12/31/94        0.00%      11,286         12/31/94         -0.05%       11,084
03/31/95        3.36%      11,665         03/31/95          3.38%       11,458
06/30/95        3.21%      12,039         06/30/95          3.01%       11,803
09/30/95        1.50%      12,220         09/30/95          1.33%       11,960
12/31/95        2.52%      12,528         12/31/95          2.62%       12,273
03/31/96        0.33%      12,570         03/31/96          0.25%       12,304
06/30/96        1.01%      12,696         06/30/96          0.77%       12,399
09/30/96        1.65%      12,906         09/30/96          1.56%       12,592
12/31/96        1.90%      13,151         12/31/96          1.56%       12,788
03/31/97        0.66%      13,239         03/31/97          1.04%       12,920
06/30/97        2.20%      13,530         06/30/97          1.56%       13,122
09/30/97        1.96%      13,795         09/30/97          1.46%       13,313
12/31/97        1.68%      14,027         12/31/97          1.35%       13,493
03/31/98        1.47%      14,233         03/31/98          1.27%       13,665


       CONSUMER PRICE INDEX:                   90-DAY TREASURY BILL INDEX:

               QTRLY                                      QTRLY
    DATE      RETURN     BALANCE             DATE        RETURN         BALANCE
01/31/92                 10,000           01/31/92                      10,000
03/31/92       0.40%     10,040           03/31/92         0.64%        10,064
06/30/92       0.80%     10,120           06/30/92         1.10%        10,174
09/30/92       0.70%     10,191           09/30/92         1.01%        10,277
12/31/92       0.80%     10,273           12/31/92         0.77%        10,357
03/31/93       0.90%     10,365           03/31/93         0.78%        10,437
06/30/93       0.60%     10,427           06/30/93         0.77%        10,518
09/30/93       0.40%     10,469           09/30/93         0.82%        10,604
12/31/93       0.70%     10,542           12/31/93         0.78%        10,687
03/31/94       0.50%     10,595           03/31/94         0.77%        10,768
06/30/94       0.60%     10,659           06/30/94         0.96%        10,872
09/30/94       0.90%     10,755           09/30/94         1.08%        10,989
12/31/94       0.60%     10,819           12/31/94         1.33%        11,135
03/31/95       0.80%     10,906           03/31/95         1.50%        11,302
06/30/95       0.90%     11,004           06/30/95         1.50%        11,472
09/30/95       0.40%     11,048           09/30/95         1.42%        11,635
12/31/95       0.50%     11,104           12/31/95         1.47%        11,806
03/31/96       0.80%     11,193           03/31/96         1.23%        11,951
06/30/96       1.10%     11,316           06/30/96         1.29%        12,105
09/30/96       0.44%     11,366           09/30/96         1.38%        12,273
12/31/96       0.82%     11,460           12/31/96         1.30%        12,433
03/31/97       0.69%     11,539           03/31/97         1.28%        12,591
06/30/97       0.19%     11,561           06/30/97         1.36%        12,763
09/30/97       0.44%     11,611           09/30/97         1.34%        12,934
12/31/97       0.62%     11,683           12/31/97         1.25%        13,096
03/31/98       0.12%     11,697           03/31/98         1.30%        13,266

The Jamestown Short Term Bond Fund Average Annual Total Returns
1 Year         5 Years        Since Inception*
5.76%          5.08%          5.16%

*Initial public offering of shares was January 21, 1992.

Past performance is not predictive of future performance.

                       THE JAMESTOWN SHORT TERM BOND FUND

                      STATEMENT OF ASSETS AND LIABILITIES

                                 March 31, 1998
ASSETS
Investments in securities:
                        At acquisition cost                      $  8,930,770
                                                                 ============
                        At value (Note 1)                        $  8,927,938
Investments in repurchase agreements (Note 1)                       1,224,000
Cash                                                                      799
Principal paydowns receivable                                           6,681
Interest receivable                                                    51,519
Due from Adviser (Note 3)                                               4,206
Other assets                                                              251
                                                                 ------------
                        TOTAL ASSETS                               10,215,394
                                                                 ------------

LIABILITIES
Accrued administration fees (Note 3)                                    2,000
Other accrued expenses                                                  1,530
                                                                 ------------
                        TOTAL LIABILITIES                               3,530
                                                                 ------------

NET ASSETS                                                       $ 10,211,864
                                                                 ============

Net assets consist of:
Paid-in capital                                                  $ 10,805,414
Accumulated net realized losses from security transactions           (592,016)
Undistributed net investment income                                     1,298
Net unrealized depreciation on investments                             (2,832)
                                                                 ------------
                        Net assets                               $ 10,211,864
                                                                 ============


Shares of beneficial interest outstanding
                        (unlimited number of shares
                        authorized, no par value)                   1,062,311
                                                                 ============

Net asset value, offering price and redemption price
                        per share (Note 1)                       $       9.61
                                                                 ============



See accompanying notes to financial statements.

                       THE JAMESTOWN SHORT TERM BOND FUND

                            STATEMENT OF OPERATIONS

                           Year Ended March 31, 1998

INVESTMENT INCOME
                       Interest                                                               $ 616,998
                                                                                              ---------

EXPENSES
                       Investment advisory fees (Note 3)                                         37,708
                       Administration fees (Note 3)                                              24,000
                       Professional fees                                                         12,496
                       Trustees' fees and expenses                                                5,405
                       Pricing costs                                                              4,809
                       Custodian fees                                                             3,600
                       Postage and supplies                                                       2,080
                       Printing of shareholder reports                                            1,859
                       Registration fees                                                          1,464
                       Other expenses                                                             1,474
                                                                                              ---------
                                              TOTAL EXPENSES                                     94,895
                       Fees waived and expenses reimbursed by the Adviser (Note 3)              (44,617)
                                                                                              ---------
                                              NET EXPENSES                                       50,278
                                                                                              ---------

NET INVESTMENT INCOME                                                                           566,720
                                                                                              ---------

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
                       Net realized losses from security transactions                           (45,768)
                       Net change in unrealized appreciation/depreciation on investments         48,104
                                                                                              ---------

NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS                                                  2,336
                                                                                              ---------

NET INCREASE IN NET ASSETS FROM OPERATIONS                                                    $ 569,056
                                                                                              =========
See accompanying notes to financial statements.

                       THE JAMESTOWN SHORT TERM BOND FUND

                      STATEMENTS OF CHANGES IN NET ASSETS

                      Years Ended March 31, 1998 and 1997

                                                                                                             Year              Year
                                                                                                            Ended             Ended
                                                                                                        March 31,          March 31,
                                                                                                             1998              1997
FROM OPERATIONS:
                          Net investment income                                                    $     566,720        $   581,834
                          Net realized losses from security transactions                                 (45,768)          (101,843)
                          Net change in unrealized appreciation/depreciation
                                                    on investments                                        48,104             (3,365)
                                                                                                   -------------        ------------
Net increase in net assets from operations                                                               569,056            476,626
                                                                                                   -------------        ------------

DISTRIBUTIONS TO SHAREHOLDERS:
                          From net investment income                                                    (568,054)          (582,861)
                                                                                                   -------------        ------------

FROM CAPITAL SHARE TRANSACTIONS:
                          Proceeds from shares sold                                                    2,162,478          2,203,737
                          Net asset value of shares issued in reinvestment
                                                    of distributions to shareholders                     568,054            582,861
                          Payments for shares redeemed                                                (2,444,148)        (2,181,641)
                                                                                                   -------------        ------------
Net increase in net assets from capital share transactions                                               286,384            604,957
                                                                                                   -------------        ------------

TOTAL INCREASE IN NET ASSETS                                                                             287,386            498,722

NET ASSETS:
                          Beginning of year                                                            9,924,478          9,425,756
                                                                                                   -------------        ------------
                          End of year - (including undistributed net investment
                                                    income of $1,298 and $2,632, respectively)     $  10,211,864        $ 9,924,478
                                                                                                   =============        ============



Capital share activity:

                          Sold                                                                           223,127            226,810
                          Reinvested                                                                      59,049             60,494
                          Redeemed                                                                      (252,774)          (224,329)
                                                                                                   -------------        ------------
                          Net increase in shares outstanding                                              29,402             62,975
                          Shares outstanding, beginning of year                                        1,032,909            969,934
                                                                                                   -------------        ------------
                          Shares outstanding, end of year                                              1,062,311          1,032,909
                                                                                                   =============        ============



See accompanying notes to financial statements.

THE JAMESTOWN SHORT TERM BOND FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data and Ratios for a Share Outstanding Throughout Each Year

                                                                                    Years Ended March 31,
                                                                    1998         1997       1996         1995         1994

Net asset value at beginning of year                               $9.61        $9.72      $9.64        $9.82       $10.07
                                                                 -------       ------     ------      -------      -------
Income from investment operations:
             Net investment income                                  0.54         0.58       0.62         0.60         0.51
             Net realized and unrealized gains (losses)
                          on investments                            0.00        (0.11)      0.08        (0.17)       (0.23)
                                                                 -------       ------     ------      -------      -------
Total from investment operations                                    0.54         0.47       0.70         0.43         0.28
                                                                 -------       ------     ------      -------      -------

Less distributions:
             Dividends from net investment income                  (0.54)       (0.58)     (0.62)       (0.61)       (0.51)
             Distributions from net realized gains                    --           --         --           --        (0.02)
                                                                 -------       ------     ------      -------      -------
Total distributions                                                (0.54)       (0.58)     (0.62)       (0.61)       (0.53)
                                                                 -------       ------     ------      -------      -------

Net asset value at end of year                                     $9.61        $9.61      $9.72        $9.64        $9.82
                                                                 =======       ======     ======      =======      =======

Total return                                                        5.76%        5.01%      7.38%        4.53%        2.76%
                                                                 =======       ======     ======      =======      =======

Net assets at end of year (000's)                                $10,212       $9,924     $9,426      $14,122      $18,715
                                                                 =======       ======     ======      =======      =======

Ratio of net expenses to average net assets (a)                     0.50%        0.50%      0.50%        0.50%        0.50%

Ratio of net investment income to average net assets                5.64%        5.96%      6.27%        6.04%        5.22%

Portfolio turnover rate                                              109%          62%       157%         144%         324%


(a) Absent investment advisory fees waived and expenses reimbursed by the Adviser, the ratios of expenses to average net assets would have been 0.95%, 0.94%, 0.85%, 0.85%, and 0.81% for the years ended March 31, 1998, 1997, 1996,
1995, and 1994, respectively (Note 3).



See accompanying notes to financial statements.

                       THE JAMESTOWN SHORT TERM BOND FUND

                            PORTFOLIO OF INVESTMENTS

                                 March 31, 1998

    Par Value                                                                                               Value
                 COMMERCIAL PAPER - 39.8%
$    400,000                          American Express Company, due 06/30/1998                    $       394,550
     400,000                          American General, due 07/07/1998                                    394,072
     400,000                          E. I. DuPont de Nemours & Company, due 08/13/1998                   391,952
     425,000                          Household Finance, due 05/14/1998                                   422,269
     400,000                          John Deere Capital Corporation, due 06/24/1998                      394,904
     400,000                          Merrill Lynch, due 07/30/1998                                       392,707
     400,000                          Procter & Gamble Company, due 04/09/1998                            399,500
     425,000                          Prudential Funding Corporation, due 04/17/1998                      423,950
     425,000                          Stanley Works Corporation, due 05/15/1998                           422,179
     425,000                          Walt Disney Company, due 04/29/1998                                 423,235
                                                                                                  ---------------
                 Total Commercial Paper (Cost $4,059,318)                                         $     4,059,318
                                                                                                  ---------------

                 U.S. TREASURY AND AGENCY OBLIGATIONS - 6.4%
                 U.S. Treasury Notes - 0.6%
$     50,000                          5.125%, due 04/30/1998                                      $        49,985
      10,000                          6.50%, due 05/31/2001                                                10,242
                                                                                                  ---------------
                                                                                                           60,227
                                                                                                  ---------------

                 U.S. Treasury Inflation-Protection Notes - 1.9%
     200,000                          3.625%, due 07/15/2002                                              199,785
                                                                                                  ---------------

                 Federal National Mortgage Association - 3.9%
     400,000                          due 04/22/1998                                                      398,704
                                                                                                  ---------------

                 Total U.S. Treasury and Agency Obligations (Cost $659,303)                       $       658,716
                                                                                                  ---------------

                 MORTGAGE-BACKED SECURITIES - 16.9%
                 Federal Home Loan Mortgage Corporation - 1.3%
$    100,024                          Pool #1272-D, 7.50%, due 11/15/2005                         $       100,805
      36,975                          Pool #162-E, 7.00%, due 02/15/2020                                   36,905
                                                                                                  ---------------
                                                                                                          137,710
                                                                                                  ---------------

                 Federal National Mortgage Association - 3.5%
     141,909                          Pool #124029, 8.00%, due 12/01/2002                                 144,256
     210,000                          Series #94-13-PE, 5.8%, due 12/25/2006                              208,688
                                                                                                  ---------------
                                                                                                          352,944
                                                                                                  ---------------

                 Government National Mortgage Association - 2.3%
     231,221                          Pool #8484, 7.00%, adjustable rate, due 08/20/2024                  237,038
                                                                                                  ---------------


                 Student Loan Marketing Association - 4.3%
     438,453                          Series #97-2-A1, 5.704%, adjustable rate, due 10/25/2005            437,083
                                                                                                  ---------------

   Par Value                                                                                                Value
                 MORTGAGE-BACKED SECURITIES - Continued
                 Other Mortgage-Backed Securities - 5.5%
                                      Lehman Brothers Mortgage Trust #91-2-A1,
$    241,512                                               8.00%, due 03/20/1999                  $       243,399
                                      GE Capital Mortgage Services, Inc. #93-4A-A1,
      88,720                                               6.45%, adjustable rate, due 03/25/2023          88,914
                                      GE Capital Mortgage Services, Inc. #94-2-A4,
     230,000                                               6.00%, due 01/25/2009                          228,850
                                                                                                  ---------------
                                                                                                          561,163
                                                                                                  ---------------
                 Total Mortgage-Backed Securities (Cost $1,724,470)                               $     1,725,938
                                                                                                  ---------------

                 ASSET-BACKED SECURITIES - 6.9%
                                      CIT RV Trust #96-A-A1,
$    229,289                                               5.40%, due 12/15/2011                  $       227,068
                                      Fleetwood Credit Corp. Grantor Trust #97-B-A,
     237,075                                               6.40%, due 05/15/2013                          237,815
                                      Premier Auto Trust #95-1-A6,
     238,346                                               8.05%, due 04/04/2000                          240,281
                                                                                                  ---------------
                 Total Asset-Backed Securities (Cost $705,679)                                    $       705,164
                                                                                                  ---------------


                 CORPORATE BONDS - 17.4%
                                      Caterpillar Financial, Inc.,
$    400,000                                               5.81%, due 07/05/2000                  $       398,964
                                      Enron Corporation,
     290,000                                               6.45%, due 11/15/2001                          291,119
                                      International Bank Reconstruction and Development,
     265,000                                               5.10%, due 09/15/1999                          262,627
                                      International Lease Finance Medium Term Notes,
     245,000                                               6.55%, due 09/15/2000                          247,600
                                      Norwest Financial Corporation,
     400,000                                               6.05%, due 11/19/1999                          401,012
                                      Xerox Corporation Medium Term Notes,
     175,000                                               7.13%, due 04/30/1999                          177,480
                                                                                                  ---------------
                 Total Corporate Bonds (Cost $1,782,000)                                          $     1,778,802
                                                                                                  ---------------

                 Total Investments at Value (Cost $8,930,770) - 87.4%                             $     8,927,938
                                                                                                  ---------------

        Face
      Amount                                                                                                Value
                 REPURCHASE AGREEMENTS (a) - 12.0%
$  1,224,000     Star Bank, N.A., 5.25%, dated 03/31/1998, due 04/01/1998
                                      repurchase proceeds $1,224,179 (Cost $1,224,000)            $     1,224,000
                                                                                                  ---------------

                 Total Investments and Repurchase Agreements
                                      at Value - 99.4%                                            $    10,151,938

                 Other Assets in Excess of Liabilities - 0.6%                                              59,926
                                                                                                  ---------------

                 Net Assets - 100.0%                                                              $    10,211,864
                                                                                                  ===============

(a) Joint repurchase agreement is fully collaterized by $12,715,000 GNMA II, Pool #8421, 7.375%, due 05/20/2024, $14,335,000 GNMA II; Pool #8932 , 7.00%, due
03/20/2022; and $1,120,000 GNMA II, Pool #8359, 7.00%, due 01/20/2024. The
aggregate market value of the collateral at March 31, 1998 was $28,948,985. The
Fund's pro-rata interest in the collateral at March 31, 1998 was $1,244,806.


                     See accompanying notes to financial statements.

                       THE JAMESTOWN SHORT TERM BOND FUND

                          NOTES TO FINANCIAL STATEMENTS

                                 March 31, 1998

1.  SIGNIFICANT ACCOUNTING POLICIES

The Jamestown Short Term Bond Fund (the Fund) is a no-load, diversified series of the Williamsburg Investment Trust (the Trust), an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Trust was organized as a Massachusetts business trust on July 18, 1988. The Fund began operations on January 21, 1992.

The Fund's investment objective is to maximize total return, consisting of current income and capital appreciation (both realized and unrealized), consistent with the preservation of capital through active management of high quality short-term fixed income securities.

The following is a summary of the Fund's significant accounting policies:

Securities valuation -- The Fund's portfolio securities are valued as of the close of business of the regular session of the New York Stock Exchange (currently 4:00 p.m., Eastern time). Securities which are traded over-the-counter are valued at the last sales price, if available, otherwise, at the last quoted bid price. Securities traded on a national exchange are valued based upon the closing price on the principal exchange where the security is traded. It is expected that securities of the Fund will ordinarily be traded on the over-the-counter market. When market quotations are not readily available, securities may be valued on the basis of prices provided by an independent pricing service. If a pricing service cannot provide a valuation, securities will be valued in good faith at fair market value using methods consistent with those determined by the Board of Trustees.

Repurchase agreements -- The Fund generally enters into joint repurchase agreements with other funds within the Trust. The joint repurchase agreement, which is collateralized by U.S. Government obligations, is valued at cost which, together with accrued interest, approximates market. At the time the Fund enters into the joint repurchase agreement, the seller agrees that the value of the underlying securities, including accrued interest, will at all times be equal to or exceed the face amount of the repurchase agreement. In addition, the Fund actively monitors and seeks additional collateral, as needed.

Share valuation -- The net asset value per share of the Fund is calculated daily by dividing the total value of the Fund's assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share of the Fund is equal to the net asset value per share.

Investment income and distributions to shareholders -- Interest income is accrued as earned. Discounts and premiums on securities purchased are amortized in accordance with income tax regulations. Dividends arising from net investment income are declared and paid quarterly to shareholders of the Fund. Net realized short-term capital gains, if any, may be distributed throughout the year and net realized long-term capital gains, if any, are distributed at least once each year. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Security transactions -- Security transactions are accounted for on trade date. Cost of securities sold is determined on a specific identification basis.

Securities traded on a "to-be-announced" basis -- The Fund occasionally trades securities on a "to-be-announced" (TBA) basis. In a TBA transaction, the Fund has committed to purchase securities for which all specific information is not yet known at the time of the trade, particularly the face amount in mortgage-backed securities transactions. Securities purchased on a TBA basis are not settled until they are delivered to the Fund, normally 15 to 45 days later. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other portfolio securities.

Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Federal income tax -- It is the Fund's policy to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The following information is based upon the federal income tax cost of portfolio investments of $8,930,770 as of March 31, 1998:

Gross unrealized appreciation.......................................$   12,111
Gross unrealized depreciation.......................................   (14,943)
                                                                      --------
Net unrealized depreciation.........................................$   (2,832)
                                                                     =========

The difference between the Federal income tax cost of portfolio investments and financial statement cost is due to certain timing differences in the recognition of capital losses under generally accepted accounting principles and income tax regulations. As if March 31, 1998, the Fund had capital loss carryforwards for federal income tax purposes of $586,098 which expire on March 31, 2005. In addition, the Fund had net realized capital losses of $5,918 during the period from November 1, 1997 through March 31, 1998, which are treated for federal income tax purposes as arising during the Fund's tax year ending March 31, 1999. These capital loss carryforwards and "post-October" losses may be utilized in the current and future years to offset net realized capital gains prior to distributing such gains to shareholders.


2.  INVESTMENT TRANSACTIONS

During the year ended March 31, 1998, purchases and proceeds from sales and maturities of investment securities, other than short-term investments, amounted to $4,987,978 and $6,352,933, respectively.

3.  TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY AGREEMENT
The Fund's investments are managed by Tattersall Advisory Group, Inc. (the Adviser) under the terms of an Investment Advisory Agreement. Under the Investment Advisory Agreement, the Fund pays the Adviser a fee, which is computed and accrued daily and paid monthly at an annual rate of .375% of its average daily net assets. The Adviser currently intends to limit the total operating expenses of the Fund to .50% of its average daily net assets; accordingly, the Adviser waived its entire investment advisory fee of $37,708 and reimbursed the Fund for $6,909 of other operating expenses for the year ended March 31, 1998. Certain trustees and officers of the Trust are also officers of the Adviser.

ADMINISTRATIVE SERVICES AGREEMENT
Under the terms of an Administrative Services Agreement with the Trust, Countrywide Fund Services, Inc. (CFS) provides administrative, pricing, accounting, dividend disbursing, shareholder servicing and transfer agent services for the Fund. For these services, CFS receives a monthly fee from the Fund at an annual rate of .075% of its average daily net assets up to $200 million and .05% of such net assets in excess of $200 million, subject to a $2,000 minimum monthly fee. In addition, the Fund pays out-of-pocket expenses including, but not limited to, postage, supplies and cost of pricing the Fund's portfolio securities. Certain officers of the Trust are also officers of CFS.

               REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS



To the Shareholders and Board of Trustees
The Williamsburg Investment Trust
Cincinnati, Ohio

         We have audited the accompanying statement of assets and liabilities of The Jamestown Short Term Bond Fund (a series of The Williamsburg Investment Trust), including the portfolio of investments, as of March 31, 1998, and the related statement of operations for the year then ended, and the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits.

         We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 1998 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

         In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Jamestown Short Term Bond Fund as of March 31, 1998, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles.


                                                     Tait, Weller & Baker

Philadelphia, Pennsylvania
April 24, 1998